Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	HMC
Entity Registrant Name	HONDA MOTOR CO LTD
Entity Central Index Key	0000715153
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,802,301,714

Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	¥ 1,279,024	¥ 1,119,902
Trade accounts and notes receivable, net of allowance for doubtful accounts of ¥8,555 million in 2010 and ¥7,904 million in 2011 (notes 3, 9 and 20)	787,691	883,476
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	1,131,068	1,100,158
Inventories (notes 5 and 9)	899,813	935,629
Deferred income taxes (note 11)	202,291	176,604
Other current assets (notes 7, 9 and 17)	390,160	397,955
Total current assets	4,690,047	4,613,724
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	2,348,913	2,361,335
Investments and advances:
Investments in and advances to affiliates (note 6)	440,026	457,834
Other, including marketable equity securities (notes 4 and 7)	199,906	184,847
Total investments and advances	639,932	642,681
Property on operating leases (note 8):
Vehicles	1,645,517	1,651,672
Less accumulated depreciation	287,885	343,525
Net property on operating leases	1,357,632	1,308,147
Property, plant and equipment, at cost (note 9):
Land	483,654	489,769
Buildings	1,473,067	1,509,821
Machinery and equipment	3,166,353	3,257,455
Construction in progress	202,186	143,862
Property, Plant and Equipment, Gross, Total	5,325,260	5,400,907
Less accumulated depreciation and amortization	3,385,904	3,314,244
Net property, plant and equipment	1,939,356	2,086,663
Other assets, net of allowance for doubtful accounts of ¥9,319 million in 2010 and ¥23,275 million in 2011 (notes 3, 4, 9, 11, 13, 17 and 20)	594,994	616,565
Total assets	11,570,874	11,629,115
Current liabilities:
Short-term debt (notes 4 and 9)	1,094,740	1,066,344
Current portion of long-term debt (notes 4 and 9)	962,455	722,296
Trade payables:
Notes	25,216	24,704
Accounts	691,520	802,464
Accrued expenses (note 13)	525,540	542,521
Income taxes payable (note 11)	31,960	23,947
Other current liabilities (notes 9, 11 and 17)	236,761	236,854
Total current liabilities	3,568,192	3,419,130
Long-term debt, excluding current portion (notes 4 and 9)	2,043,240	2,313,035
Other liabilities (notes 4, 10, 11 and 13)	1,376,530	1,440,520
Total liabilities	6,987,962	7,172,685
Honda Motor Co., Ltd. shareholders' equity:
Common stock, authorized 7,086,000,000 shares in 2010 and 2011; issued 1,834,828,430 shares in 2010 and 1,811,428,430 shares in 2011	86,067	86,067
Capital surplus	172,529	172,529
Legal reserves (note 12)	46,330	45,463
Retained earnings (note 12)	5,666,539	5,304,473
Accumulated other comprehensive income (loss), net (notes 7, 11, 13, 15 and 17)	(1,495,380)	(1,208,162)
Treasury stock, at cost 20,225,694 shares in 2010 and 9,126,716 shares in 2011	(26,110)	(71,730)
Total Honda Motor Co., Ltd. shareholders' equity	4,449,975	4,328,640
Noncontrolling interests	132,937	127,790
Total equity	4,582,912	4,456,430
Commitments and contingent liabilities (notes 18 and 19)
Total liabilities and equity	¥ 11,570,874	¥ 11,629,115

Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data	Mar. 31, 2011	Mar. 31, 2010
Trade accounts and notes receivable, allowance for doubtful accounts	¥ 7,904	¥ 8,555
Other assets, allowance for doubtful accounts	¥ 23,275	¥ 9,319
Common stock, authorized	7,086,000,000	7,086,000,000
Common stock, issued	1,811,428,430	1,834,828,430
Treasury stock, shares	9,126,716	20,225,694

Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net sales and other operating revenue (notes 2 and 6)	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Operating costs and expenses:
Cost of sales (notes 1(u) and 2)	6,496,841	6,414,721	7,419,582
Selling, general and administrative (note 1(u))	1,382,660	1,337,324	1,838,819
Research and development	487,591	463,354	563,197
Cost of sales, SG&A and R&D expenses	8,367,092	8,215,399	9,821,598
Operating income	569,775	363,775	189,643
Other income (expenses):
Interest income	23,577	18,232	41,235
Interest expense	(8,474)	(12,552)	(22,543)
Other, net (notes 1(p), 6, 7 and 17)	45,670	(33,257)	(46,601)
Nonoperating Income (Expense), Total	60,773	(27,577)	(27,909)
Income before income taxes and equity in income of affiliates	630,548	336,198	161,734
Income tax expense (note 11):
Current	76,647	90,263	68,062
Deferred	130,180	56,606	41,773
Income taxes - Total	206,827	146,869	109,835
Income before equity in income of affiliates	423,721	189,329	51,899
Equity in income of affiliates (note 6)	139,756	93,282	99,034
Net income	563,477	282,611	150,933
Less: Net income attributable to noncontrolling interests	29,389	14,211	13,928
Net income attributable to Honda Motor Co., Ltd.	¥ 534,088	¥ 268,400	¥ 137,005
Basic net income attributable to Honda Motor Co., Ltd. per common share (note 1(o))	¥ 295.67	¥ 147.91	¥ 75.5

Consolidated Statements of Changes in Equity (JPY ¥) In Millions	Total	Common stock	Capital surplus	Legal reserves	Retained earnings	Accumulated other comprehensive income (loss), net	Treasury stock	Total Honda Motor Co., Ltd. shareholders' equity	Noncontrolling interests (note 1(c))
Beginning balance at Mar. 31, 2008	¥ 4,692,285	¥ 86,067	¥ 172,529	¥ 39,811	¥ 5,106,197	¥ (782,198)	¥ (71,927)	¥ 4,550,479	¥ 141,806
Transfer to legal reserves				4,154	(4,154)
Dividends paid to Honda Motor Co., Ltd. shareholders	(139,724)				(139,724)			(139,724)
Dividends paid to noncontrolling interests	(10,841)								(10,841)
Capital transactions and others	(172)								(172)
Comprehensive income (loss):
Net income	150,933				137,005			137,005	13,928
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	(497,181)					(477,316)		(477,316)	(19,865)
Unrealized gains (losses) on available-for-sale securities, net	(25,123)					(25,063)		(25,063)	(60)
Unrealized gains (losses) on derivative instruments, net	(460)					(460)		(460)
Pension and other postretirement benefits adjustments	(39,531)					(37,791)		(37,791)	(1,740)
Total comprehensive income (loss)	(411,362)							(403,625)	(7,737)
Purchase of treasury stock	(62)						(62)	(62)
Reissuance of treasury stock	220				(57)		277	220
Ending balance at Mar. 31, 2009	4,130,344	86,067	172,529	43,965	5,099,267	(1,322,828)	(71,712)	4,007,288	123,056
Transfer to legal reserves				1,498	(1,498)
Dividends paid to Honda Motor Co., Ltd. shareholders	(61,696)				(61,696)			(61,696)
Dividends paid to noncontrolling interests	(16,278)								(16,278)
Capital transactions and others	127								127
Comprehensive income (loss):
Net income	282,611				268,400			268,400	14,211
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	96,847					91,097		91,097	5,750
Unrealized gains (losses) on available-for-sale securities, net	23,218					23,107		23,107	111
Unrealized gains (losses) on derivative instruments, net	(324)					(324)		(324)
Pension and other postretirement benefits adjustments	1,599					786		786	813
Total comprehensive income (loss)	403,951							383,066	20,885
Purchase of treasury stock	(20)						(20)	(20)
Reissuance of treasury stock	2						2	2
Cumulative effect of adjustments resulting from the adoption of new accounting standards on variable interest entities, net of tax (note 1(c))	1,432				1,432			1,432
Adjusted balance at March 31, 2010	4,457,862	86,067	172,529	45,463	5,305,905	(1,208,162)	(71,730)	4,330,072	127,790
Ending balance at Mar. 31, 2010	4,456,430	86,067	172,529	45,463	5,304,473	(1,208,162)	(71,730)	4,328,640	127,790
Transfer to legal reserves				867	(867)
Dividends paid to Honda Motor Co., Ltd. shareholders	(92,170)				(92,170)			(92,170)
Dividends paid to noncontrolling interests	(16,232)								(16,232)
Capital transactions and others	(946)								(946)
Comprehensive income (loss):
Net income	563,477				534,088			534,088	29,389
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	(297,541)					(290,745)		(290,745)	(6,796)
Unrealized gains (losses) on available-for-sale securities, net	548					575		575	(27)
Unrealized gains (losses) on derivative instruments, net	168					168		168
Pension and other postretirement benefits adjustments	2,543					2,784		2,784	(241)
Total comprehensive income (loss)	269,195							246,870	22,325
Purchase of treasury stock	(34,800)						(34,800)	(34,800)
Reissuance of treasury stock	3						3	3
Retirement of treasury stock					(80,417)		80,417
Ending balance at Mar. 31, 2011	¥ 4,582,912	¥ 86,067	¥ 172,529	¥ 46,330	¥ 5,666,539	¥ (1,495,380)	¥ (26,110)	¥ 4,449,975	¥ 132,937

Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities (note 14):
Net income	¥ 563,477	¥ 282,611	¥ 150,933
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation excluding property on operating leases	351,496	401,743	441,868
Depreciation of property on operating leases	212,143	227,931	195,776
Deferred income taxes	130,180	56,606	41,773
Equity in income of affiliates	(139,756)	(93,282)	(99,034)
Dividends from affiliates	98,182	140,901	65,140
Gain on sales of investments in affiliates (note 6)	(46,756)
Provision for credit and lease residual losses on finance subsidiaries-receivables	13,305	40,062	77,016
Impairment loss on investments in securities	2,133	603	26,001
Damaged and impairment loss on long-lived assets and goodwill excluding property on operating leases (note 1(u))	16,833	548	21,597
Impairment loss on property on operating leases	835	3,312	18,528
Loss (gain) on derivative instruments, net	(7,788)	(37,753)	(15,506)
Decrease (increase) in assets:
Trade accounts and notes receivable	38,700	(6,910)	(30,025)
Inventories	(33,676)	352,994	(262,782)
Other current assets	266	103,071	(82,838)
Other assets	(40,729)	24,150	8,640
Increase (decrease) in liabilities:
Trade accounts and notes payable	(55,331)	151,345	(133,662)
Accrued expenses	39,103	(20,457)	(102,711)
Income taxes payable	9,461	(14,524)	(12,861)
Other current liabilities	32,209	5,662	10,630
Other liabilities	(83,115)	(30,146)	74,872
Other, net	(30,335)	(44,255)	(9,714)
Net cash provided by operating activities	1,070,837	1,544,212	383,641
Cash flows from investing activities:
Increase in investments and advances	(11,412)	(19,419)	(4,879)
Decrease in investments and advances	13,995	14,078	1,921
Payments for purchases of available-for-sale securities	(262)	(5,871)	(31,936)
Proceeds from sales of available-for-sale securities	2,739	4,945	26,896
Payments for purchases of held-to-maturity securities	(179,951)	(21,181)	(17,348)
Proceeds from redemptions of held-to-maturity securities	154,977	6,283	32,667
Proceeds from sales of investments in affiliates (note 6)	71,073
Capital expenditures	(318,543)	(392,062)	(635,190)
Proceeds from sales of property, plant and equipment	24,725	24,472	18,843
Acquisitions of finance subsidiaries-receivables	(2,208,480)	(1,448,146)	(2,303,930)
Collections of finance subsidiaries-receivables	2,109,904	1,595,235	2,023,031
Sales (repurchases) of finance subsidiaries-receivables, net		(55,168)	324,672
Purchases of operating lease assets	(798,420)	(544,027)	(668,128)
Proceeds from sales of operating lease assets	408,265	245,110	100,017
Net cash used in investing activities	(731,390)	(595,751)	(1,133,364)
Cash flows from financing activities:
Increase (decrease) in short-term debt, net	113,669	(649,641)	270,795
Proceeds from long-term debt	799,520	1,132,222	1,299,984
Repayments of long-term debt	(870,406)	(963,833)	(889,483)
Dividends paid (note 12)	(92,170)	(61,696)	(139,724)
Dividends paid to noncontrolling interests	(16,232)	(16,278)	(10,841)
Sales (purchases) of treasury stock, net	(34,797)	(18)	131
Net cash provided by (used in) financing activities	(100,416)	(559,244)	530,862
Effect of exchange rate changes on cash and cash equivalents	(79,909)	40,316	(141,672)
Net change in cash and cash equivalents	159,122	429,533	(360,533)
Cash and cash equivalents at beginning of year	1,119,902	690,369	1,050,902
Cash and cash equivalents at end of year	¥ 1,279,024	¥ 1,119,902	¥ 690,369

General and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2011
General and Summary of Significant Accounting Policies

(1) General and Summary of Significant Accounting Policies

(a) Description of Business

Honda Motor Co., Ltd. (the “Company”) and its subsidiaries (collectively “Honda”) mainly develop, manufacture and distribute motorcycles, automobiles, power products, and also provide financing for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, the United Kingdom, Italy, China, India, Thailand, Vietnam, Argentina, Brazil and Turkey.

(b) Basis of Presenting Consolidated Financial Statements

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries generally maintain their books of account in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect the adjustments which are necessary to conform them with U.S. generally accepted accounting principles.

(c) Consolidation Policy

The consolidated financial statements include the accounts of the Company, its subsidiaries and those variable interest entities where Honda is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling Interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. These standards amend the FASB Accounting Standards Codification (ASC) 860 “Transfers and Servicing”, and ASC 810 “Consolidation”. ASU 2009-16 removes the concept of a qualifying special purpose entity (QSPE) and removes the exception from applying consolidation accounting standards to QSPEs. ASU 2009-17 requires reporting entities to evaluate former QSPEs for consolidation, changes the approach to determining a variable interest entity’s primary beneficiary from a mainly quantitative assessment to an exclusively qualitative assessment designed to identify a controlling financial interest, and increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a variable interest entity. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. As a result, previously derecognized assets held by former QSPEs including finance subsidiaries receivables of ¥282,353 million and their related secured debt of ¥274,329 million were included in the Company’s consolidated balance sheet as of April 1, 2010. The assets and liabilities associated with former legacy off-balance sheet securitizations including retained interests in securitizations and servicing assets were removed from the Company’s consolidated balance sheet from April 1, 2010. The cumulative effect adjustment upon the adoption of these standards increased the Company’s beginning retained earnings for the year ended March 31, 2011 by ¥1,432 million, net of tax effect.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method.

There are some subsidiaries and affiliates of which the fiscal year-end is December 31.

(d) Use of Estimates

Management of Honda has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare its consolidated financial statements in conformity with U.S. generally accepted accounting principles. Significant items subject to such estimates and assumptions include, but are not limited to, allowance for credit losses, losses on lease residual values, retained interests in securitizations, realizable values of inventories, realization of deferred tax assets, damaged and impairment loss on long-lived assets, unrecognized tax benefits, product warranty obligations, the fair values of assets and obligations related to employee benefits, and the fair value of derivative financial instruments. A sustained loss of consumer confidence which may be caused by changes in consumer preferences and rising fuel prices, effects of the Great East Japan Earthquake or other factors have combined to increase the uncertainty inherent in such estimates and assumptions. Actual results could differ from those estimates.

(e) Revenue Recognition

Sales of manufactured products are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk of loss have passed to the customers, the sales price is fixed or determinable, and collectibility is probable.

Honda provides dealer incentives passed on to the end customers generally in the form of below-market interest rate loans or lease programs. The amount of interest or lease subsidies paid is the difference between the amount offered to retail customers and the amount stemmed from a market-based interest or lease rate. Honda also provides dealer incentives retained by the dealer, which generally represent discounts provided from Honda to the dealers. These incentives are classified as a reduction of sales revenue as the consideration is paid in cash, because Honda does not receive an identifiable benefit in exchange for this consideration. The incentives are estimated and accrued at the time the product is sold to the dealer.

Honda adopted Accounting Standards Update (ASU) 2009-13 “Multiple-Deliverable Revenue Arrangements – a consensus of the FASB Emerging Issues Task Force”, which amends the FASB Accounting Standards Codification (ASC) 605-25 “Revenue Recognition – Multiple-Element Arrangements”, effective April 1, 2010. The adoption of this standard did not have a material impact on the Company’s consolidated financial position or results of operations.

Operating lease revenues are recorded on a straight-line basis over the term of the lease.

Interest income from finance receivables is recognized using the interest method. Finance receivable origination fees and certain direct origination costs are deferred, and the net fee or cost is amortized using the interest method over the contractual life of the finance receivables.

The finance subsidiaries of the Company periodically securitize and transfer finance receivables to the trust which is newly established to issue asset-backed securities. Gain or loss is recognized equal to the difference between the cash proceeds received and the carrying value of the transferred receivables and is recorded in the period in which the transfer occurs. Honda allocates the recorded investment in finance receivables between the portion(s) of the transferred receivables and portion(s) retained, based on the relative fair values of those portions on the date the receivables are transferred. Honda recognizes gains or losses attributable to the change in the fair value of the retained interests, which are recorded at estimated fair value and accounted for as “trading” securities. Honda determines the fair value of the retained interests by discounting the future cash flows. Those cash flows are estimated based on prepayments, credit losses and other information as available and are discounted at a rate which Honda believes is commensurate with the risk free rate plus a risk premium. Finance subsidiaries of the Company have applied the FASB Accounting Standards Codification (ASC) 860 “Transfers and Servicing” which requires the finance subsidiaries of the Company to measure servicing assets or servicing liabilities at fair value at each reporting date and report changes in fair value in earnings in the period in which the changes occur. Servicing assets and servicing liabilities at March 31, 2010 were not significant.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. Upon the adoption of these standards, all of trusts for securitization were consolidated to the Company. As a result, gains or losses attributable to the transfer of receivable and the change in the fair value of retained interests in securitizations and servicing assets or liabilities were not recognized from April 1, 2010. Information about the impact of the adoption of these standards is described in Note 1(c).

Taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in consolidated statements of income.

(f) Cash Equivalents

Honda considers all highly liquid debt instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents mainly consist of money market funds and certificates of deposit.

(g) Inventories

Inventories are stated at the lower of cost or market. Cost is determined principally on a first-in, first-out basis.

(h) Investments in Securities

Investments in securities consist of investment to affiliates and debt and equity securities. Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method. Differences between the cost of investments in affiliates and the amount of underlying equity of the affiliates principally represent investor level goodwill.

Honda considers whether the fair value of any of its equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If Honda considers any such decline to be other-than-temporary based on various factors, then a write-down will be recorded to estimated fair value.

Honda classifies its debt and marketable equity securities into the following categories: available-for-sale, trading, or held-to-maturity. Debt securities classified as “held-to-maturity” securities are reported at amortized cost. Debt and marketable equity securities classified as “trading” securities are reported at fair value, with unrealized gains and losses included in earnings. Other debt and marketable equity securities are classified as “available-for-sale” securities and are reported at fair value, with unrealized gains or losses, net of deferred taxes included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets. The costs of available-for-sale securities sold are accounted for using the moving-average method. Honda did not hold any “trading” securities at March 31, 2010 and 2011, except for retained interests in securitizations of finance receivables, which are accounted for as “trading” securities and included in finance subsidiaries-receivables.

Honda periodically compares the fair value of debt and marketable equity securities with their cost basis. If the fair value of the securities has declined below the cost basis and such decline is judged to be other-than-temporary, Honda recognizes the impairment of the securities through a charge to income. The determination of other-than-temporary impairment is based upon an assessment of the facts and circumstances related to each investment security. In assessing impairment of securities, Honda considers the factors such as degree and period of the decline in fair value, financial position and results of operations of investees and forecast earnings based on market and economic trend in which the investees operate. For the years ended March 31, 2009, Honda recognized ¥26,001 million impairment loss on investments in securities. The impairment loss on investments in securities for the year ended March 31, 2009 was principally related to the securities which our consolidated subsidiary holds in the United States market. Honda recognized impairment loss because of significant declines in the fair value of the securities caused by stock market slump and we considered the decline in fair value below our cost basis was other-than-temporary based on the factors such as financial position and results of operations of the investee and the industry which the investee operates. The impairment loss on securities is included in other income (expenses)-other, net in the consolidated statements of income. Honda did not recognize significant impairment loss on investments in securities for the years ended March 31, 2010 and 2011.

Non-marketable equity securities are carried at cost, and are examined the possibility of impairment periodically.

(i) Goodwill

Goodwill, all of which is allocated to Honda’s reporting units, is not amortized but is tested for impairment at least annually. Honda performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment dates. Honda recognized ¥8,006 million impairment loss on goodwill reported by a reporting unit in its automobile segment for the year ended March 31, 2009, because of a decision principally to withdraw from certain racing activities and estimated that it will not generate future cash flows. The impairment loss on goodwill is included in selling, general and administrative in the consolidated statements of income. For the year ended March 31, 2010 and 2011, Honda did not recognize impairment loss on goodwill.

The carrying amount of goodwill at March 31, 2010 and 2011 was ¥12,062 million and ¥12,008 million, respectively and is included in other assets of the consolidated balance sheets.

(j) Property on Operating Leases

Property on operating leases is reported at cost, less accumulated depreciation. Depreciation of the vehicles is generally provided on a straight-line basis to an estimated residual value over the lease term. The residual values of the vehicles related to the operating leases are estimated by using the estimate of future used vehicle values, taking into consideration data obtained from third parties.

(k) Depreciation and Amortization

Depreciation of property, plant and equipment is calculated principally by the declining-balance method based on estimated useful lives and salvage values of the respective assets.

The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

(l) Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed Of

Honda’s long-lived assets and identifiable intangible assets other than goodwill having finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. For the year ended March 31, 2009, Honda recognized ¥13,591 million impairment loss on long-lived assets excluding property on operating leases. Honda recognized impairment loss on long-lived assets included mainly in the automobile business asset group for the year ended March 31, 2009, because of the decision principally to withdraw from certain racing activities and estimated that it will not generate future cash flows. The impairment loss on long-lived assets is included in selling, general and administrative in the consolidated statements of income. Honda did not recognize any significant impairment losses on long-lived assets excluding property on operating leases for the years ended March 31, 2010. Also, Honda did not recognize any significant impairment losses on long-lived assets excluding property on operating leases for the year ended March 31, 2011, including the impairment evaluation triggered by the Great East Japan Earthquake (see note 1(u)).

Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell.

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Honda recognizes in the consolidated financial statements the impact of a tax position, if any, based on the technical merits of the position, when that position is more likely than not to be sustained upon examination. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Honda accounts for interest and penalties related to the liability for unrecognized tax benefits as a component of income tax expense in the consolidated statement of income.

(n) Product-Related Expenses

Advertising and sales promotion costs are expensed as incurred. Advertising expenses were ¥301,285 million, ¥196,713 million and ¥210,803 million, for the years ended March 31, 2009, 2010 and 2011, respectively. Provisions for estimated costs related to product warranty are made at the time the products are sold to customers or new warranty programs are initiated. Estimated warranty expenses are provided based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Included in warranty expenses accruals are costs for general warranties on vehicles Honda sells and product recalls.

(o) Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

Basic net income attributable to Honda Motor Co., Ltd. per common share has been computed by dividing net income attributable to Honda Motor Co., Ltd. by the weighted average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2009, 2010 and 2011 was 1,814,560,728 shares, 1,814,605,803 shares and 1,806,360,505 shares, respectively. There were no potentially dilutive shares outstanding during the years ended March 31, 2009, 2010 or 2011.

(p) Foreign Currency Translation and Transactions

Foreign currency financial statement amounts are translated into Japanese yen on the basis of the year-end exchange rate for all assets and liabilities and the weighted average rate for the year for all income and expense amounts. The resulting translation adjustments are included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets.

All revenues and expenses associated with foreign currencies are converted at the rates of exchange prevailing when such transactions occur and foreign currency receivables and payables are re-measured at the applicable exchange rates on the balance sheet date. Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2011 are as follows:

Yen (millions)
2009	2010	2011
¥ 3,148	¥ (37,417)	¥ (60,514)

The gains or losses on translation of receivables and payables dominated in foreign currencies intended to be hedged are presented on a net basis with derivative financial instruments. (see note 17)

(q) Derivative Financial Instruments

Honda has entered into foreign exchange agreements and interest rate agreements to manage currency and interest rate exposures. These instruments include foreign currency forward contracts, currency swap agreements, currency option contracts and interest rate swap agreements. (see notes 16 and 17)

Honda recognizes all derivative financial instruments at fair value in its consolidated balance sheets. Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The Company applies hedge accounting for certain foreign currency forward contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. These are designated as cash flow hedges on the date derivative contracts are entered into. The Company has a documented currency rate risk management policy. In addition, it documents all relationships between derivative financial instruments designated as cash flow hedges and the relevant hedged items to identify the relationship between them. The Company assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative financial instruments designated as cash flow hedge are highly effective to offset changes in cash flows of hedged items.

When it is determined that a derivative financial instrument is not highly effective as a cash flow hedge, when the hedged item matures, is sold or is terminated, or when it is identified that the forecasted transaction is no longer probable, the Company discontinues hedge accounting. To the extent derivative financial instruments are designated as cash flow hedges and have been assessed as being highly effective, changes in their fair value are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the period when forecasted hedged transactions affect earnings. When these cash flow hedges prove to be ineffective, changes in the fair value of the derivatives are immediately recognized in earnings.

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

Honda does not hold any derivative financial instruments for trading purposes.

(r) Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2011 are as follows:

Yen (millions)
2009	2010	2011
¥224,262	¥151,197	¥160,773

(s) Asset Retirement Liability

Honda recognizes an asset retirement liability if the fair value of the obligation can be reasonably estimated. Asset retirement obligations include those for which an entity has a legal obligation to perform an asset retirement activity, however, the timing and (or) method of settling the obligation are conditional on a future event that may or may not be within the control of the entity.

(t) Out-of-period adjustments

Certain overstatements were found in trade accounts and notes receivable, inventories, net sales and other operating revenue, and cost of sales in previously issued consolidated financial statements, pertaining to the Company’s inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchases sea food products from seafood companies with the promise that they will buy back such products after a certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative loss of ¥14,123 million, which pertained to prior fiscal years, in selling, general and administrative expenses in the Company’s consolidated statement of income for the year ended March 31, 2011, not by retrospectively adjusting prior year’s consolidated financial statements. Honda believes that these out-of-period adjustments are immaterial to the Company’s consolidated financial position or results of operations as of and for the year ended March 31, 2011 as well as prior fiscal years.

(u) Impact on the Company’s consolidated financial position or results of operations of the Great East Japan Earthquake occurred on March 11, 2011

On March 11, 2011, Japan experienced a large earthquake commonly referred to as the Great East Japan Earthquake, which caused damage to certain property, plant and equipment and inventories, and the temporary suspension of production of the Company’s plants and research and development activities of the Company and its domestic consolidated subsidiaries.

As a result, the Company and its domestic consolidated subsidiaries recognized ¥45,720 million of costs and expenses, of which ¥17,450 million is included in cost of sales and ¥28,270 million is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2011. These costs and expenses mainly consist of unallocated fixed production overhead of ¥15,062 million caused by temporary suspension of production which is included in cost of sales, and loss on damaged property, plant and equipment of ¥15,647 million which is included in selling, general and administrative expenses. Fixed costs of ¥7,723 million pertaining to certain R&D activities incurred during the period such activities were suspended are not included in research and development, but selling, general and administrative expenses.

The Company and its domestic consolidated subsidiaries will recognize the costs of future restoration activities as they are incurred.

Finance Income and Related Cost of Finance Subsidiaries	12 Months Ended
Mar. 31, 2011
Finance Income and Related Cost of Finance Subsidiaries

(2) Finance Income and Related Cost of Finance Subsidiaries

Net sales and other operating revenue and cost of sales include finance income and related cost of finance subsidiaries for each of the years in the three-year period ended March 31, 2011 as follows:

	Yen (millions)
	2009	2010	2011
Finance income	¥596,525	¥618,811	¥573,458
Finance cost	341,282	321,491	309,850

Finance Receivables	12 Months Ended
Mar. 31, 2011
Finance Receivables

(3) Finance Receivables

The finance subsidiaries of the Company provide retail lending and leasing to customers and wholesale financing to dealers primarily to support sales of our products. Honda classifies retail and direct financing lease receivables derived from those services as finance subsidiaries-receivables. Operating leases are classified as property on operating leases. Certain finance receivables related to sales of inventory are included in trade accounts and notes receivable and other assets in the consolidated balance sheets. Receivables on past due operating lease rental payments are included in other current assets in the consolidated balance sheets.

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2010 and 2011 (see note 1(c))

	Yen (millions)
	2010	2011
Retail	¥3,246,493	¥3,368,014
Direct financing lease	449,459	362,136
Wholesale flooring	301,418	267,526
Commercial loans	30,308	34,116

Total finance receivables	4,027,678	4,031,792
Retained interests in securitizations	27,555	—

	4,055,233	4,031,792
Less:
Allowance for credit losses	37,320	28,437
Allowance for losses on lease residual values	9,253	7,225
Unearned interest income and fees	27,672	19,916

	3,980,988	3,976,214
Less:
Finance receivables included in trade receivables, net	361,882	332,195
Finance receivables included in other assets, net	157,613	164,038

Finance subsidiaries-receivables, net	3,461,493	3,479,981
Less current portion	1,100,158	1,131,068

Noncurrent finance subsidiaries-receivables, net	¥2,361,335	¥2,348,913

Allowance for Credit Losses

The majority of the credit risk is with consumer financing and to a lesser extent with dealer financing. Credit risk is affected by general economic conditions such as a rise in unemployment rates or declines in used vehicle prices. The finance subsidiaries of the Company estimate losses incurred on retail and direct financing lease receivables and recognize them in the allowance for credit losses. Consumer finance receivables consist of a large number of smaller-balance homogenous loans and leases. The finance subsidiaries of the Company segment these receivables into groups with common characteristics, and estimate collectively the allowance for credit losses on consumer finance receivables by the group. The finance subsidiaries of the Company take into consideration various methodologies when estimating the allowance including vintage loss rate analysis and delinquency roll rate analysis. When performing the vintage loss rate analysis, consumer finance receivables are segregated between retail and direct financing lease, and further segmented into groups with common risk characteristics including collateral type, credit grades and original terms. Loss rates are projected for these pools based on historical rates and adjusted for considerations of emerging trends and changing economic conditions. The roll rate analysis is used primarily by the finance subsidiaries of the Company in North America. This analysis tracks the migration of finance receivables through various stages of delinquency and ultimately to charge-offs. Roll rates are projected based on historical results while also taking into consideration trends and changing economic conditions.

Wholesale receivables are considered to be impaired when it is probable that they will be unable to collect all amounts due according to the original terms of the contract. The finance subsidiaries of the Company recognize estimated losses on them in the allowance for credit losses. Credit risk on wholesale receivables is affected primarily by the financial strength of the dealers within the portfolio. Wholesale receivables are evaluated for impairment on an individual dealer basis. Ongoing evaluations of dealerships are performed to determine whether there is evidence of impairment. Factors can include payment performance, overall dealership financial performance, or known difficulties experienced by the dealership.

Honda regularly reviews the adequacy of the allowance for credit losses. The estimates are based on information available as of each reporting date. However, actual losses may differ from the original estimates as a result of actual results varying from those assumed in our estimates with inherently uncertain items.

The following table presents the balances of the allowance for credit losses on finance receivables at March 31, 2011.

	Yen (millions)
	Retail	Direct financing lease	Wholesale	Total
Allowance for credit losses on finance receivables	¥25,578	¥1,455	¥1,404	¥28,437

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are charged off when they become 120 days past due or earlier if they have been specifically identified as uncollectible. Wholesale receivables are charged off when they have been individually identified as uncollectible. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are charged off when they have been identified as substantially uncollectible according to the internal standards of each subsidiary.

Allowance for Losses on Lease Residual Values

Finance subsidiaries of the Company purchase insurance to cover a substantial amount of the estimated residual value of vehicles leased as direct financing leases to customers. The allowance for losses on lease residual values is maintained at an amount management deems adequate to cover estimated losses on the uninsured portion of the vehicles’ lease residual values. The allowance is also based on management’s evaluation of many factors, including current economic conditions, industry experience and the finance subsidiaries’ historical experience with residual value losses.

Delinquencies

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are considered delinquent if more than 10% of a monthly scheduled payment is contractually past due on a cumulative basis. Wholesale receivables are considered delinquent when any principal payments are past due. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are considered delinquent when any principal payments are past due.

The following table presents an age analysis of past due finance receivables at March 31, 2011.

	Yen (millions)
	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current *	Total finance receivables
Retail
New auto	¥14,127	¥1,625	¥3,191	¥18,943	¥2,762,373	¥2,781,316
Used & certified auto	5,325	591	474	6,390	421,605	427,995
Others	1,666	468	895	3,029	155,674	158,703

Total retail	21,118	2,684	4,560	28,362	3,339,652	3,368,014
Direct financing lease	1,375	179	584	2,138	359,998	362,136
Wholesale
Wholesale flooring	125	38	273	436	267,090	267,526
Commercial loans	—	—	—	—	34,116	34,116

Total wholesale	125	38	273	436	301,206	301,642

Total finance receivables	¥22,618	¥2,901	¥5,417	¥30,936	¥4,000,856	¥4,031,792

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit Quality Indicators

The collection experience of consumer finance receivables provides an indication of the credit quality of consumer finance receivables. The likelihood of accounts charging off becomes significantly higher once an account becomes 60 days delinquent. The table below segments the Company’s portfolio of consumer finance receivables between groups the Company considers to be performing and nonperforming. Accounts that are delinquent for 60 days or greater are included in the nonperforming group and all other accounts are considered to be performing.

The following table presents the balances of consumer finance receivables by the credit quality indicator at March 31, 2011.

	Yen (millions)
	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,776,500	¥4,816	¥2,781,316
Used & certified auto	426,930	1,065	427,995
Others	157,340	1,363	158,703

Total retail	3,360,770	7,244	3,368,014
Direct financing lease	361,373	763	362,136

Total	¥3,722,143	¥8,007	¥3,730,150

A credit quality indicator for wholesale receivables is the internal risk ratings for the dealerships. Dealerships are assigned an internal risk rating based primarily on their financial condition. At a minimum, risk ratings for dealerships are updated annually and more frequently for dealerships with weaker risk ratings. The table below presents outstanding wholesale receivables balances by the internal risk rating group. Group A includes the loans of dealerships with the highest credit quality characteristics in the strongest risk rating tier. Group B includes the loans of all remaining dealers and are considered to have weaker credit quality characteristics. Although the likelihood of losses can be higher for dealerships in Group B, the overall risk of losses is not considered to be significant.

The following table presents the balance of wholesale receivables by credit quality indicators at March 31, 2011.

	Yen (millions)
	Group A	Group B	Total
Wholesale
Wholesale flooring	¥144,118	¥123,408	¥267,526
Commercial loans	14,024	20,092	34,116

Total	¥158,142	¥143,500	¥301,642

Contractual maturities

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2011 and thereafter:

Years ending March 31	Yen (millions)
2012	¥1,500,823

2013	1,009,647
2014	737,722
2015	492,135
2016	222,432
After five years	69,033

2,530,969

Total	¥4,031,792

Other Finance Receivables

Except for the finance subsidiaries-receivables, the other finance receivables about which credit quality information and the allowance for credit losses are required to be disclosed by the FASB Accounting Standards Codification (ASC) 310 “Receivables” of ¥59,520 million were included in other current assets, investments and advances – other and other assets in the consolidated balance sheets at March 31, 2011. Honda estimates individually the collectibility of the other finance receivables based on the financial condition of the debtor. The impaired finance receivables amounted to ¥19,574 million at March 31, 2011, for which the allowance for credit losses was recorded in the same amount.

Regarding the other finance receivables which are not impaired, there are no past due receivables.

Variable Interest Entities and Securitizations	12 Months Ended
Mar. 31, 2011
Variable Interest Entities and Securitizations

(4) Variable Interest Entities and Securitizations

Honda considers its involvement with a variable interest entity (VIE) under the FASB Accounting Standards Codification (ASC) 810 “Consolidation”. This standard prescribes that the reporting entity shall consolidate a VIE as its primary beneficiary when it deemed to have a controlling financial interest in a VIE, meeting both of the following characteristics:

(a)	The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance.

(b)	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. Information about the impact of the adoption of these standards is described in note 1(c).

Variable Interest Entities

The finance subsidiaries of the Company periodically securitize for liquidity and funding purposes and transfer finance receivables to the trust which is newly established to issue asset-backed securities. The finance subsidiaries of the Company deemed to have the power to direct the activities of these trusts that most significantly impact the trusts’ economic performance, as they retain servicing rights in all securitizations, and manage delinquencies and defaults of the underlying receivables. Furthermore, the finance subsidiaries of the Company deemed to have the obligation to absorb losses of these trusts that could potentially be significant to these trusts, as they would absorb the majority of the expected losses of these trusts by retaining certain subordinated interests of these trusts. Therefore, the Company has consolidated these trusts, as it deemed to have controlling financial interests in these trusts.

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2010 and 2011.

	Yen (millions)
	2010	2011
Finance subsidiaries-receivables, net	¥351,386	¥500,208
Restricted cash *[1]	5,653	7,931
Other assets	1,232	1,688

Total assets	¥358,271	¥509,827

Secured debt *[2]	¥348,684	¥495,695
Other liabilities	257	532

Total liabilities	¥348,941	¥496,227

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.

*[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.

The creditors of these trusts do not have recourse to the finance subsidiaries’ general credit with the exception of representations and warranties customary in the industry provided by the finance subsidiaries to these trusts.

There is no VIE in which Honda holds a significant variable interest but is not the primary beneficiary as of March 31, 2010 and 2011.

Securitizations

The finance subsidiaries of the Company periodically securitized finance receivables subject to limited recourse provisions. The amounts of securitization transactions entered into during fiscal year 2009 and 2010 qualified for sale accounting treatment are approximately ¥428,642 million and ¥13,346 million, respectively. Pre-tax net gains or losses on such sales resulted in a loss of ¥8,371 million in fiscal years 2009, which are included in loss on sale of receivables. There is no gain or loss recognized on such sales in fiscal year 2010. Securitization transactions entered into during fiscal year 2011 did not qualify for sale accounting treatment.

Honda adopted ASU2009-16 and 17, effective April 1, 2010. As a result, all securitizations including those entered into during prior years were accounted for as secured financing transactions during the fiscal year 2011.

The following disclosures are related to securitization transactions which previously qualified for sale accounting treatment.

Retained interests in securitizations were comprised of the following at March 31, 2010 and 2011:

	Yen (millions)
	2010	2011
Subordinated certificates	¥19,556	¥—
Residual interests	7,999	—

Total	¥27,555	¥—

Key economic assumptions used in initially estimating the fair values at the date of the securitizations during each of the years in the three-year period ended March 31, 2011 are as follows:

	2009	2010	2011
Weighted average life (years)	1.22 to 1.53	—	—
Prepayment speed	1.30%	—	—
Expected credit losses	0.27% to 1.32%	—	—
Residual cash flows discount rate	6.53% to 40.13%	—	—

At March 31, 2010 and 2011, the significant assumptions used in estimating the retained interest in securitizations are as follows:

	Weighted average assumption
	2010	2011
Prepayment speed	1.31%	—
Expected credit losses	0.44%	—
Residual cash flows discount rate	6.53%	—

The following table presents quantitative information about balances of outstanding securitized portfolios as of March 31, 2010 and 2011.

	Yen (millions)
	2010	2011
Securitized receivables
Retail	¥263,222	¥—

Inventories	12 Months Ended
Mar. 31, 2011
Inventories

(5) Inventories

Inventories at March 31, 2010 and 2011 are summarized as follows:

	Yen (millions)
	2010	2011
Finished goods	¥559,569	¥531,071
Work in process	35,558	49,606
Raw materials	340,502	319,136

	¥935,629	¥899,813

Investments in and Advances to affiliates	12 Months Ended
Mar. 31, 2011
Investments in and Advances to affiliates

(6) Investments in and Advances to affiliates

The difference between the carrying amount of investment in affiliates and the amount of underlying equity is mainly investor level goodwill. The amounts are not material as of March 31, 2010 and 2011.

Investments in affiliates include equity securities which have quoted market values at March 31, 2010 and 2011 compared with related carrying amounts as follows:

	Yen (millions)
	2010	2011
Carrying amount	¥177,766	¥171,198
Market value	405,596	177,293

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2010 and 2011, and for each of the years in the three-year period ended March 31, 2011 is shown below (see note 21):

	Yen (millions)
As of March 31, 2010	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥235,197	¥1,229,286	¥16,554	¥1,481,037
Other assets, principally property, plant and equipment	232,885	1,033,739	31,049	1,297,673

Total assets	468,082	2,263,025	47,603	2,778,710

Current liabilities	187,567	973,603	7,501	1,168,671
Other liabilities	13,085	254,773	5,166	273,024

Total liabilities	200,652	1,228,376	12,667	1,441,695

Equity	¥267,430	¥1,034,649	¥34,936	¥1,337,015

	Yen (millions)
As of March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥225,393	¥1,276,877	¥20,362	¥1,522,632
Other assets, principally property, plant and equipment	100,796	974,543	26,452	1,101,791

Total assets	326,189	2,251,420	46,814	2,624,423

Current liabilities	127,984	912,678	8,247	1,048,909
Other liabilities	7,392	213,215	5,635	226,242

Total liabilities	135,376	1,125,893	13,882	1,275,151

Equity	¥190,813	¥1,125,527	¥32,932	¥1,349,272

	Yen (millions)
For the year ended March 31, 2009	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,064,366	¥3,988,672	¥28,823	¥5,081,861
Net income attributable to Honda’s affiliates	73,945	126,994	2,611	203,550

	Yen (millions)
For the year ended March 31, 2010	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥992,264	¥3,512,551	¥24,933	¥4,529,748
Net income attributable to Honda’s affiliates	83,467	137,471	2,684	223,622

	Yen (millions)
For the year ended March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,189,024	¥3,857,890	¥24,572	¥5,071,486
Net income attributable to Honda’s affiliates	104,790	253,468	(1,436)	356,822

Significant investments in affiliates accounted for under the equity method at March 31, 2010 and 2011 are shown below:

As of March 31, 2010

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
	Hero Honda Motors Ltd.	26.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

As of March 31, 2010

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

On March 22, 2011, Honda sold its investment in Hero Honda Motors Ltd. (HHML) with a book value of ¥34,275 million, which represented 26.0% of HHML’s total outstanding shares, to its joint venture partner for ¥71,073 million cash consideration. In conjunction with the sale, the joint venture agreement with the partner was dissolved. In addition, Honda and HHML entered into a new licensing agreement that enables HHML to continue producing, selling and servicing its current products. Consideration for the licensing agreement was ¥45,000 million, and will be paid by installments due through 2014. Total consideration received less interest, including the fair value attributable to the termination of certain obligations under the joint venture agreement, was allocated to each element using the relative selling price method in accordance with FASB Accounting Standards Codification 605 “Revenue Recognition”. As a result, the Company recognized revenue of ¥32,015 million related to the new licensing agreement in Net sales and other operating revenue, and a gain on sale of the investment of ¥46,756 million in Other income (expense) – Other, net.

There are no equity method affiliates that are in the financial services business.

Sales to affiliates by the Company and its subsidiaries and sales among such affiliates are made on the same basis as sales to unaffiliated parties.

Honda’s equity in undistributed income of affiliates at March 31, 2010 and 2011 included in retained earnings was ¥366,592 million and ¥379,179 million, respectively.

Trade receivables and trade payables include the following balances with affiliates at March 31, 2010 and 2011, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2011. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates.

	Yen (millions)
	2010	2011
Trade receivables from	¥152,215	¥131,974
Trade payables to	133,250	94,821

	Yen (millions)
	2009	2010	2011
Purchases from	¥948,442	¥771,349	¥789,701
Sales to	515,590	510,630	590,077

Investments and Advances-Other	12 Months Ended
Mar. 31, 2011
Investments and Advances-Other

(7) Investments and Advances-Other

Investments and advances at March 31, 2010 and 2011 consist of the following:

	Yen (millions)
	2010	2011
Current
Corporate debt securities	¥31	¥331
U.S. government and agency debt securities	1,861	—
Advances	1,350	790
Certificates of deposit	—	1,366
Other	472	—

	¥3,714	¥2,487

Investments and advances due within one year are included in other current assets.

	Yen (millions)
	2010	2011
Noncurrent
Auction rate securities (non-marketable)	¥10,041	¥6,948
Marketable equity securities	94,560	92,421
Government bonds	1,999	1,999
U.S. government and agency debt securities	14,875	37,029
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	2,000	969
Other	9,888	12,178
Guaranty deposits	25,452	23,735
Advances	1,517	1,159
Other	24,515	23,468

	¥184,847	¥199,906

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2010 and 2011 is summarized below:

	Yen (millions)
	2010	2011
Available-for-sale
Cost	¥51,045	¥46,017
Fair value	104,601	99,369
Gross unrealized gains	55,242	56,019
Gross unrealized losses	1,686	2,667

Held-to-maturity
Amortized cost	¥18,766	¥40,725
Fair value	18,862	40,649
Gross unrealized gains	98	91
Gross unrealized losses	2	167

Maturities of debt securities classified as held-to-maturity at March 31, 2011 are as follows:

Yen (millions)
Due within one year	¥1,697
Due after one year through five years	39,028
Due after five years through ten years	—

Total	¥40,725

Realized gains and losses from available-for-sale securities, included in other income (expense)-other, were ¥4,308 million net losses, ¥3 million net losses and ¥96 million net losses, for the years ended March 31, 2009, 2010 and 2011, respectively.

Gross unrealized losses on available-for-sale securities and held-to-maturity securities, and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2011 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥9,054	¥(1,516)
12 months or longer	7,759	(1,151)

	¥16,813	¥(2,667)

Held-to-maturity
Less than 12 months	¥31,042	¥(167)
12 months or longer	—	—

	¥31,042	¥(167)

Honda does not believe the decline in fair value of any of its investment securities to be other than temporary, which is based on factors such as financial and operating conditions of the issuer, the industry in which the issuer operates, degree and period of the decline in fair value and other relevant factors.

Property on Operating Leases	12 Months Ended
Mar. 31, 2011
Property on Operating Leases

(8) Property on Operating Leases

Future minimum lease rentals expected to be received from property on operating leases at March 31, 2011 are as follows:

Years ending March 31	Yen (millions)
2012	¥241,097
2013	163,046
2014	60,470
2015	3,234
2016	505

Total future minimum lease rentals	¥468,352

Future minimum rentals as shown above should not necessarily be considered indicative of future cash collections.

Short-term and Long-term Debt	12 Months Ended
Mar. 31, 2011
Short-term and Long-term Debt

(9) Short-term and Long-term Debt

Short-term debt at March 31, 2010 and 2011 is as follows:

	Yen (millions)
	2010	2011
Short-term bank loans	¥260,648	¥268,600
Asset backed notes	37,719	35,908
Medium-term notes	129,903	184,437
Commercial paper	638,074	605,795

	¥1,066,344	¥1,094,740

The weighted average interest rates on short-term debt outstanding at March 31, 2010 and 2011 were 0.81% and 0.67%, respectively.

Long-term debt at March 31, 2010 and 2011 is as follows:

	Yen (millions)
	2010	2011
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥298	¥240
0.76% Japanese yen unsecured bond due 2012	70,000	70,000

	70,298	70,240
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	17,336	19,827
Unsecured, principally from banks	881,872	804,396
Asset backed notes, maturing through 2015	311,222	453,802
0.66% Japanese yen unsecured bond due 2010	30,000	—
0.94% Japanese yen unsecured bond due 2010	30,000	—
1.30% Japanese yen unsecured bond due 2011	40,000	40,000
1.51% Japanese yen unsecured bond due 2011	30,000	30,000
1.48% Japanese yen unsecured bond due 2012	30,000	30,000
0.49% Japanese yen unsecured bond due 2012	20,000	20,000
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	—	30,000
0.59% Japanese yen unsecured bond due 2015	—	30,000
4.20% Thai baht unsecured bond due 2010	8,610	—
4.72% Thai baht unsecured bond due 2011	3,731	3,575
Medium-term notes, maturing through 2023	1,498,379	1,408,960
Less unamortized discount, net	6,117	5,105

	2,965,033	2,935,455

Total long-term debt	3,035,331	3,005,695
Less current portion	722,296	962,455

	¥2,313,035	¥2,043,240

Pledged assets at March 31, 2010 and 2011 are as follows:

	Yen (millions)
	2010	2011
Trade accounts and notes receivable	¥8,655	¥13,808
Inventories	3,777	11,691
Other current assets	—	5,337
Property, plant and equipment	20,492	24,548
Finance subsidiaries-receivables(see note 1(c))	352,618	504,587

Certain loans are secured by trade accounts and notes receivable, inventories, other current assets and property, plant and equipment presented above and subject to collateralization upon request, and their interest rates range from 0.59% to 15.13% per annum at March 31, 2011 and weighted average interest rates on total outstanding long-term debt at March 31, 2010 and 2011 were 3.73% and 2.29%, respectively. Asset backed notes are secured by finance subsidiaries-receivables, and their weighted average interest rates at March 31, 2010 and 2011 were 2.15% and 1.94% respectively. Medium-term notes are unsecured, and their interest rates range from 0.61% to 5.42% at March 31, 2010 and from 0.49% to 5.29% at March 31, 2011.

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2011 and thereafter:

Years ending March 31	Yen (millions)
2012	¥962,455

2013	794,422
2014	575,521
2015	255,590
2016	299,961
After five years	117,746

2,043,240

Total	¥3,005,695

Certain of the Company’s subsidiaries have entered into currency swap and interest rate swap agreements for hedging currency and interest rate exposures resulting from the issuance of long-term debt. Fair value of contracts related to currency swaps and interest rate swaps is included in other assets and other current assets and/or liabilities in the consolidated balance sheets, as appropriate (see notes 16 and 17).

At March 31, 2011, Honda had unused line of credit facilities amounting to ¥2,212,949 million, of which ¥598,472 million related to commercial paper programs and ¥1,614,477 million related to medium-term notes programs. Honda is authorized to obtain financing at prevailing interest rates under these programs.

At March 31, 2011, the Company and its finance subsidiaries also had committed lines of credit amounting to ¥788,312 million, none of which was in use. The committed lines are used to back up the commercial paper programs. Borrowings under those committed lines of credit generally are available at the prime interest rate.

As is customary in Japan, both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Certain debenture trust agreements provide that Honda must give additional security upon request of the trustee.

Other Liabilities	12 Months Ended
Mar. 31, 2011
Other Liabilities

(10) Other Liabilities

Other liabilities at March 31, 2010 and 2011 consist of the following:

	Yen (millions)
	2010	2011
Accrued liabilities for product warranty, excluding current portion	¥118,498	¥98,042
Pension and other postretirement benefits	581,418	542,917
Deferred income taxes	403,889	472,378
Other	336,715	263,193

	¥1,440,520	¥1,376,530

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes

(11) Income Taxes

Total income tax expense (benefit) for each of the years in the three-year period ended March 31, 2011 are allocated as follows:

	Yen (millions)
	2009	2010	2011
Income from continuing operations	¥109,835	¥146,869	¥206,827
Other comprehensive income (loss) (note 15)	(58,302)	27,708	(4,708)

	¥51,533	¥174,577	¥202,119

Income (loss) before income taxes and equity in income of affiliates by domestic and foreign source for each of the years in the three-year period ended March 31, 2011 consisted of the following:

	Yen (millions)
	2009	2010	2011
Income (loss) before income taxes
Japanese	¥(132,652)	¥(24,723)	¥115,740
Foreign	294,386	360,921	514,808

	¥161,734	¥336,198	¥630,548

Income tax expense (benefit) for each of the years in the three-year period ended March 31, 2011 consisted of the following:

	Yen (millions)
	2009	2010	2011
Income taxes
Current
Japanese	¥2,829	¥9,209	¥(52,701)
Foreign	65,233	81,054	129,348

	¥68,062	¥90,263	¥76,647

Deferred
Japanese	¥7,654	¥(7,018)	¥22,324
Foreign	34,119	63,624	107,856

	¥41,773	¥56,606	¥130,180

Total
Japanese	¥10,483	¥2,191	¥(30,377)
Foreign	99,352	144,678	237,204

	¥109,835	¥146,869	¥206,827

Withholding taxes for dividends and royalties paid to foreign tax jurisdictions of ¥27,656 million and ¥27,424 million during the fiscal years ended March 31, 2009 and 2010, which were previously reported as Japanese current income taxes, have been corrected and included in Foreign current income taxes.

The statutory income tax rate in Japan was approximately 40% for each of the years in the three-year period ended March 31, 2011. The foreign subsidiaries are subject to taxes based on income at rates ranging from 16% to 40%.

The effective income tax rate for Honda for each of the years in the three-year period ended March 31, 2011 differs from the Japanese statutory income tax rate for the following reasons:

	2009	2010	2011
Statutory income tax rate	40.0%	40.0%	40.0%
Recognition of valuation allowance *1	17.3	6.2	2.3
Difference in statutory tax rates of foreign subsidiaries *2	(25.8)	(6.3)	(6.2)
Reversal of valuation allowance	(0.4)	(0.9)	(0.7)
Research and development credit	(1.7)	(0.3)	(0.3)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit *3	21.7	4.1	6.1
Undistributed earnings of subsidiaries and affiliates	11.6	3.7	2.8
Other adjustments relating to prior years	(5.9)	(1.6)	—
Adjustments for unrecognized tax benefits	11.5	0.6	(10.3)
Other	(0.4)	(1.8)	(0.9)

Effective tax rate	67.9%	43.7%	32.8%

*[1]

Due to the decrease in the amount of foreign tax credit carryforwards expected to be utilized in the future years, the Company had recorded a valuation allowance for the related deferred tax asset as of March 31, 2009.

*[2]

Income before income taxes of foreign subsidiaries whose statutory income tax rate is lower than the statutory income tax rate of 40% in Japan accounted for a larger portion of Honda’s consolidated income before income taxes for the year ended March 31, 2009, which contributed to the lower effective tax rate.

*[3]

The Company did not utilize indirect foreign tax credit against dividend income from foreign subsidiaries and affiliates because of the decrease in taxable income for the year ended March 31, 2009, which resulted in the higher effective tax rate.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2010 and 2011 are presented below:

	Yen (millions)
	2010	2011
Deferred tax assets:
Inventories	¥28,641	¥27,461
Allowance for dealers and customers	102,128	98,479
Accrued bonus	30,938	33,531
Property, plant and equipment	67,879	68,417
Foreign tax credit carryforwards	1,367	719
Operating loss carryforwards	112,675	69,441
Pension and other postretirement benefits	239,087	225,590
Other	136,275	156,636

Total gross deferred tax assets	718,990	680,274
Less valuation allowance	53,410	65,479

Net deferred tax assets	665,580	614,795

Deferred tax liabilities:
Inventories	(8,713)	(9,351)
Prepaid pension expenses	(26,971)	(19,948)
Property, plant and equipment, excluding lease transactions	(50,134)	(50,691)
Direct financing lease transactions	(27,768)	(16,181)
Operating lease transactions	(405,062)	(468,914)
Undistributed earnings of subsidiaries and affiliates	(108,933)	(100,389)
Net unrealized gains on available–for-sale securities	(20,057)	(19,737)
Other	(38,944)	(40,454)

Total gross deferred tax liabilities	(686,582)	(725,665)

Net deferred tax asset (liability)	¥(21,002)	¥(110,870)

Deferred income tax assets and liabilities at March 31, 2010 and 2011 are reflected in the consolidated balance sheets under the following captions:

	Yen (millions)
	2010	2011
Current assets-Deferred income taxes	¥176,604	¥202,291
Other assets	208,376	160,379
Other current liabilities	(2,093)	(1,162)
Other liabilities	(403,889)	(472,378)

Net deferred tax asset (liability)	¥(21,002)	¥(110,870)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income over the periods in which those temporary differences become deductible and operating loss carryforwards utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods for which the deferred tax assets are deductible, management believes it is more likely than not that Honda will realize the benefits of these deductible differences and operating loss carryforwards, net of the existing valuation allowances at March 31, 2010 and 2011. The amount of the deferred tax asset considered realizable, however, could be significantly reduced in the near term if estimates of future taxable income during the carryforward period are reduced due to further decreases in consumer spending brought about by changes in consumer preferences and rising fuel prices, effects of the Great East Japan Earthquake or other factors. For the years ended March 31, 2009, 2010 and 2011, the net change in the total valuation allowance was an increase of ¥14,104 million, ¥4,872 million, and ¥12,069 million, respectively. The valuation allowance primarily relates to deferred tax assets associated with net operating loss and tax credit carryforwards.

At March 31, 2011, Honda has operating loss and tax credit carryforwards for income tax purposes of ¥209,470 million and ¥3,822 million, respectively, which are available to offset future taxable income and income taxes, if any. Periods available to offset future taxable income and income taxes vary in each tax jurisdiction and range from one year to an indefinite period as follows:

Yen (millions)
Operating loss carryforwards:
Within 1 year	¥850
1 to 5 years	4,835
5 to 20 years	116,871
Indefinite periods	86,914

¥209,470

Yen (millions)
Tax credit carryforwards:
Within 1 year	¥560
1 to 5 years	903
5 to 20 years	1,770
Indefinite periods	589

¥3,822

At March 31, 2010 and 2011, Honda did not recognize deferred tax liabilities of ¥104,239 million and ¥114,260 million, respectively, for certain portions of the undistributed earnings of the Company’s foreign subsidiaries and foreign corporate joint ventures because such portions were considered indefinitely reinvested. At March 31, 2010 and 2011, the undistributed earnings not subject to deferred tax liabilities were ¥3,497,656 million and ¥3,718,929 million, respectively.

Honda’s unrecognized tax benefits totaled ¥125,771 million, ¥109,473 million and ¥46,265 million at March 31, 2009, 2010 and 2011, respectively. Of these amounts, the amounts that would impact Honda’s effective income tax rate, if recognized, are ¥103,982 million, ¥105,318 million and ¥41,264 million in fiscal years 2009, 2010 and 2011, respectively.

Recognized interest and penalties included in income tax expense for the years ended March 31, 2009, 2010 and 2011 were ¥3,604 million expense, ¥335 million benefit and ¥6,050 million benefit, respectively. Honda had recorded approximately ¥9,007 million and ¥2,685 million for accrued interest and accrued penalties at March 31, 2010 and 2011, respectively. Reconciliations of the beginning and ending amount of unrecognized tax benefits for the years ended March 31 are as follows:

	Yen (millions)
	2009	2010	2011
Balance at beginning of year	¥99,527	¥125,771	¥109,473
Additions for tax positions related to the current year	6,515	4,207	12,338
Additions for tax positions of prior years	22,137	2,422	7,280
Reductions for tax positions of prior years *	(1,948)	(20,225)	(71,519)
Settlements *	(7)	(716)	(9,191)
Reductions for statute of limitations	—	—	(8)
Effect of exchange rate changes	(453)	(1,986)	(2,108)

Balance at end of year	¥125,771	¥109,473	¥46,265

*	Due to mutual negotiated agreement regarding transfer pricing matters of overseas transaction between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.

Tax liabilities associated with uncertain tax positions are primarily classified as other noncurrent liabilities, as Honda does not expect to pay cash or settle on these positions within the next twelve months.

Honda has open tax years from primarily 2001 to 2011 with various significant taxing jurisdictions including the United States (fiscal years 2001-2011), Japan (fiscal years 2005-2011), Canada, the United Kingdom, Germany, France, Belgium, Thailand, India, Brazil, and Australia.

Honda is subject to income tax examinations in many tax jurisdictions. Tax examinations can involve complex issues and the resolution of issues may span multiple years, particularly if subject to negotiation or litigation. Although Honda believes its estimates of the total unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the amount of total unrecognized tax benefits in the future periods.

It is difficult to estimate the timing and range of possible change related to the uncertain tax positions, as finalizing audits with the relevant income tax authorities may involve formal administrative and legal proceedings. Accordingly, it is not possible to reasonably estimate the expected changes to the total unrecognized tax benefits over the next twelve months, although any settlements or statute expirations may result in a significant increase or decrease in the total unrecognized tax benefits, including those positions related to tax examinations being currently conducted.

Dividends and Legal Reserves	12 Months Ended
Mar. 31, 2011
Dividends and Legal Reserves

(12) Dividends and Legal Reserves

The Company Law of Japan provides that earnings in an amount equal to 10% of dividends of retained earnings shall be appropriated as a capital surplus or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital surplus and a legal reserve equals 25% of stated capital. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of their respective countries.

Dividends and appropriations to the legal reserves charged to retained earnings during the years in the three-year period ended March 31, 2011 represent dividends paid out during those years and the related appropriations to the legal reserves. Dividends per share were ¥77, ¥34 and ¥51 for the years ended March 31, 2009, 2010 and 2011, respectively. The accompanying consolidated financial statements do not include any provision for the dividend of ¥15 per share aggregating ¥27,034 million proposed and resolved in the general shareholders’ meeting held in June 2011.

Pension and Other Postretirement Benefits	12 Months Ended
Mar. 31, 2011
Pension and Other Postretirement Benefits

(13) Pension and Other Postretirement Benefits

The Company and its subsidiaries have various pension plans covering substantially all of their employees in Japan and certain employees in foreign countries. Benefits under the plans are primarily based on the combination of years of service and compensation. The funding policy is to make periodic contributions as required by applicable regulations. Plan assets consist primarily of domestic and foreign equity and debt securities.

Obligations and funded status

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2010	2011	2010	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,129,636)	¥(1,157,951)	¥(296,305)	¥(430,683)
Service cost	(37,215)	(35,209)	(15,210)	(18,113)
Interest cost	(22,593)	(23,159)	(23,135)	(24,165)
Plan participants’ contributions	—	—	(129)	(199)
Actuarial gain (loss)	(12,484)	(2,936)	(99,498)	(20,033)
Benefits paid	43,977	45,229	9,352	7,672
Amendment	—	—	(1,325)	—
Other	—	—	(7,162)	742
Foreign currency translation	—	—	2,729	38,620

Benefit obligations at end of year	(1,157,951)	(1,174,026)	(430,683)	(446,159)

Change in plan assets:
Fair value of plan assets at beginning of year	578,832	694,738	285,214	379,648
Actual return on plan assets	89,610	26,760	94,507	37,866
Employer contributions	70,273	72,076	11,405	20,617
Plan participants’ contributions	—	—	129	199
Benefits paid	(43,977)	(45,229)	(9,352)	(7,672)
Foreign currency translation	—	—	(2,255)	(35,093)

Fair value of plan assets at end of year	694,738	748,345	379,648	395,565

Funded status	(463,213)	(425,681)	(51,035)	(50,594)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,259	¥1,171	¥9,479	¥4,735
Current liabilities	(360)	(403)	(21)	(86)
Noncurrent liabilities	(464,112)	(426,449)	(60,493)	(55,243)

Total	(463,213)	(425,681)	(51,035)	(50,594)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥458,609	¥436,688	¥132,730	¥135,868
Net transition obligation	—	—	171	140
Prior service cost (benefit)	(170,583)	(154,279)	537	532

Total	288,026	282,409	133,438	136,540

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,147,349)	¥(1,156,330)	¥(368,470)	¥(298,015)
Accumulated benefit obligations	(1,070,640)	(1,086,774)	(317,593)	(273,168)
Fair value of plan assets	683,298	731,018	307,988	263,553

The accumulated benefit obligations for all Japanese defined benefit plans at March 31, 2010 and 2011 were ¥1,079,634 million and ¥1,101,299 million, respectively. The accumulated benefit obligations for all foreign defined benefit plans at March 31, 2010 and 2011 were ¥369,595 million and ¥386,686 million, respectively.

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2011 include the following:

	Yen (millions)
	2009	2010	2011
Japanese plans:
Pension Cost
Service cost-benefits earned during the year	¥41,175	¥37,215	¥35,209
Interest cost on projected benefit obligations	24,201	22,593	23,159
Expected return on plan assets	(30,213)	(22,080)	(22,972)
Amortization of actuarial loss (gain)	21,316	27,288	21,871
Amortization of prior service cost (benefit)	(9,543)	(16,304)	(16,304)

	¥46,936	¥48,712	¥40,963

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	157,347	(56,262)	(50)
Amortization of actuarial loss (gain)	(21,316)	(27,288)	(21,871)
Prior service cost (benefit)	(135,212)	—	—
Amortization of prior service cost (benefit)	9,543	16,304	16,304

	¥10,362	¥(67,246)	¥(5,617)

Total recognized in Pension cost and Other comprehensive income (loss)	¥57,298	¥(18,534)	¥35,346

Foreign plans:
Pension Cost
Service cost-benefits earned during the year	¥27,198	¥15,210	¥18,113
Interest cost on projected benefit obligations	26,558	23,135	24,165
Expected return on plan assets	(38,297)	(27,675)	(27,332)
Amortization of actuarial loss (gain)	433	1,403	5,422
Amortization of net transition Obligation	32	31	31
Amortization of prior service cost (benefit)	808	(44)	5
Other	4,582	7,162	382

	¥21,314	¥19,222	¥20,786

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	83,040	32,479	8,560
Amortization of actuarial loss (gain)	(433)	(1,403)	(5,422)
Amortization of net transition obligation	(32)	(31)	(31)
Prior service cost (benefit)	(6,932)	989	—
Amortization of prior service cost (benefit)	(808)	44	(5)
Other	(808)	—	—

	¥74,027	¥32,078	¥3,102

Total recognized in Pension cost and Other comprehensive income (loss)	¥95,341	¥51,300	¥23,888

The estimated actuarial loss and prior service benefit for all Japanese defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are ¥20,367 million and ¥16,304 million, respectively. And the estimated actuarial loss, net transition obligation and prior service cost for all foreign defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are ¥6,135 million, ¥33 million and ¥7 million, respectively.

Assumptions

Weighted-average assumptions used to determine benefit obligation at March 31, 2010 and 2011 were as follows:

	2010	2011
Japanese plans:
Discount rate	2.0%	2.0%
Rate of salary increase	2.3%	2.2%

Foreign plans:
Discount rate	5.6 ~ 6.5%	5.5 ~ 6.0%
Rate of salary increase	1.5 ~ 5.3%	1.5 ~ 4.6%

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2011 were as follows:

	2009	2010	2011
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.3%	2.3%
Expected long-term rate of return	4.0%	3.0%	3.0%

Foreign plans:
Discount rate	5.5 ~ 6.8%	6.9 ~ 8.0%	5.6 ~ 6.5%
Rate of salary increase	2.9 ~ 6.4%	1.5 ~ 6.4%	1.5 ~ 5.3%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 8.0%	6.5 ~ 8.0%

Honda determines the expected long-term rate of return based on its investment policies. Honda considers the eligible investment assets under its investment policies, historical experience, expected long-term rate of return under the investing environment, and the long-term target allocations of the various asset categories.

Measurement date

Honda uses the balance sheet date as the measurement date for its plans. Beginning in the year ended March 31, 2009, certain foreign subsidiaries of the Company changed their measurement date from December 31 to March 31 under the FASB Accounting Standards Codification (ASC) 715-30-35 “Compensation — Retirement Benefits-Defined Benefit Plans — Pension-Subsequent Measurement”. The effect of the change, which was immaterial, was included in pension cost and other comprehensive income (loss) in the consolidated financial statements for the year ended March 31, 2009.

Plan amendment

In December 2008, the board of directors of the Company approved an amendment to the Honda Pension Fund, of which the Company and a part of its domestic subsidiaries and affiliates accounted for under the equity method were members. This plan amendment, effective from April 1, 2009, mainly revises pension benefits for those employees who retire on or after April 1, 2009, to be calculated using annuity pension conversion rates which are linked to market interest rates and contain a ceiling and a floor. Subsequent to the approval of the plan amendment, the Company remeasured and decreased its projected benefit obligation. The resulting prior service benefit has been amortized over the average remaining service period since January 1, 2009. The Company also remeasured the fair value of related plan assets as of December 31, 2008. The remeasurements of the projected benefit obligation and the related plan assets have resulted in the reduction in the liabilities for pension in the consolidated balance sheet.

Plan assets

Honda investment policies for the Japanese and foreign pension benefit are designed to maximize total medium-to-long term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using the target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset categories with future anticipated performance over medium-to-long term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the expected long-term returns of plan assets or the investment environment.

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2010 and 2011.

	Yen (millions)
As of March 31, 2010	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥12,222	¥—	¥—	¥12,222
Short-term investments	—	763	—	763
Equity securities	221,048	—	139	221,187
Corporate bonds	3,086	3,205	229	6,520
Government, agency and local bonds	170,302	82,542	274	253,118
Group annuity insurance:
General accounts	—	9,257	—	9,257
Separate accounts	—	13,069	—	13,069
Pooled funds:
Hedge funds	—	—	28,444	28,444
Commingled and other mutual funds	316	160,669	—	160,985
Derivative instruments	(49)	(10,778)	—	(10,827)

Total	¥406,925	¥258,727	¥29,086	¥694,738

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥24,458	¥—	¥—	¥24,458
Equity securities	222,184	4	260	222,448
Corporate bonds	4,766	2,173	1,022	7,961
Government, agency and local bonds	180,841	76,329	—	257,170
Group annuity insurance:
General accounts	—	14,029	—	14,029
Separate accounts	—	12,906	—	12,906
Pooled funds:
Hedge funds	—	—	55,464	55,464
Commingled and other mutual funds	415	158,754	686	159,855
Derivative instruments	255	(6,201)	—	(5,946)

Total	¥432,919	¥257,994	¥57,432	¥748,345

*	Information about three hierarchy levels is described in note 16.

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for Level 3 Japanese pension plan assets.

	Yen (millions)
				Pooled funds	Total
For the year ended March 31, 2010	Equity securities	Corporate bonds	Government, agency and local bonds	Hedge funds
Balance at beginning of year	¥114	¥332	¥1,304	¥72,660	¥74,410
Actual return on plan assets:
Relating to assets still held at the reporting date	15	69	7	1,805	1,896
Relating to assets sold during the period	16	25	359	285	685
Purchases, sales and settlements, net	(6)	(402)	(1,396)	(46,306)	(48,110)
Transfers in and/or out of Level 3	—	205	—	—	205

Balance at end of year	¥139	¥229	¥274	¥28,444	¥29,086

For the year ended March 31, 2011	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥139	¥229	¥274	¥28,444	¥—	¥29,086
Actual return on plan assets:
Relating to assets still held at the reporting date	(56)	—	—	(276)	—	(332)
Relating to assets sold during the period	(7)	19	—	(133)	—	(121)
Purchases, sales and settlements, net	290	931	—	27,429	686	29,336
Transfers in and/or out of Level 3	(106)	(157)	(274)	—	—	(537)

Balance at end of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432

The major valuation methodologies for Japanese pension plan assets are as follows:

Equity securities are mainly marketable securities and their fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2010 and 2011, this class includes approximately 13% and 11% of Japanese equity securities, 43% and 41% of United States equity securities and 44% and 48% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds of which fair value is estimated using quoted market prices is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. At March 31, 2010 and 2011, this class includes approximately 26% and 27% of Japanese bonds, 23% and 22% of United States bonds and 51% and 51% of other foreign bonds, respectively.

General accounts of group annuity insurance are assets invested by life insurance companies to meet fixed guaranteed rates of return for policyholders, and that life insurance companies bear the investment risk on such assets. Fair value of general accounts is estimated based on inputs such as contractual interest rates. Fair value measurement for general accounts is classified as Level 2. Separate accounts of group annuity insurance mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of the separate accounts based on their net asset values and Honda’s ownership percentage. Fair value measurement for separate accounts is classified as Level 2.

Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices reported by the fund managers which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolio. Commingled and other mutual funds are pooled funds which have the underlying assets mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Derivative instruments mainly consist of foreign exchange instruments and fair value of derivative instruments is estimated based on market observable inputs such as foreign exchange rates. Fair value measurement for derivative instruments is mainly classified as Level 2. At March 31, 2010 and 2011, on a gross basis, asset position is ¥1,525 million and ¥2,813 million and liability position is ¥12,352 million and ¥8,759 million, respectively.

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2010 and 2011.

As of March 31, 2010	Yen (millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥2,083	¥—	¥—	¥2,083
Short-term investments	—	15,962	—	15,962
Equity securities	161,462	1	208	161,671
Corporate bonds	6	37,254	278	37,538
Government, agency and local bonds	2,651	35,470	3,966	42,087
Pooled funds:
Real estate funds	—	—	5,366	5,366
Private equity funds	—	—	5,228	5,228
Commingled and other mutual funds	—	104,360	27	104,387
Derivative instruments	(3)	(31)	(1)	(35)
Asset backed securities	—	4,955	406	5,361

Total	¥166,199	¥197,971	¥15,478	¥379,648

As of March 31, 2011	Yen (millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥4,266	¥—	¥—	¥4,266
Short-term investments	235	5,684	—	5,919
Equity securities	140,404	57	—	140,461
Corporate bonds	—	44,838	47	44,885
Government, agency and local bonds	2,597	41,995	100	44,692
Pooled funds:
Real estate funds	—	—	11,698	11,698
Private equity funds	—	—	7,952	7,952
Hedge funds	—	—	7,148	7,148
Commingled and other mutual funds	—	118,579	1,354	119,933
Derivative instruments	(7)	(169)	1	(175)
Asset backed securities	—	8,692	94	8,786

Total	¥147,495	¥219,676	¥28,394	¥395,565

*	Information about three hierarchy levels is described in note 16.

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for Level 3 foreign pension plan assets.

	Yen (millions)
				Pooled funds
For the year ended March 31, 2010	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥8	¥586	¥2,979	¥3,514	¥—	¥—	¥1	¥—	¥7,088
Actual return on plan assets:
Relating to assets still held at the reporting date	8	32	152	(233)	233	10	—	5	207
Relating to assets sold during the period	(1)	52	93	—	—	—	3	—	147
Purchases, sales and settlements, net	193	(136)	982	94	5,114	14	(5)	399	6,655
Transfers in and/or out of Level 3	—	(225)	(86)	1,996	—	2	—	—	1,687
Foreign currency translation	—	(31)	(154)	(5)	(119)	1	—	2	(306)

Balance at end of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥27	¥(1)	¥406	¥15,478

	Yen (millions)
				Pooled funds
For the year ended March 31, 2011	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥—	¥27	¥(1)	¥406	¥15,478
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	7	634	913	225	—	—	9	1,788
Relating to assets sold during the period	(3)	(34)	268	—	—	—	(2)	1	5	235
Purchases, sales and settlements, net	(190)	(175)	(3,840)	6,165	4,690	7,143	737	2	(267)	14,265
Transfers in and/or out of Level 3	1	1	14	6	(2,425)	—	586	—	(24)	(1,841)
Foreign currency translation	(16)	(23)	(315)	(473)	(454)	(220)	6	(1)	(35)	(1,531)

Balance at end of year	¥—	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394

The major valuation methodologies for foreign pension plan assets are as follows:

Fair value of short-term investments is mainly estimated based on market observable inputs. Fair value measurement for short-term investments is mainly classified as Level 2.

Equity securities are mainly marketable securities and their fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2010 and 2011, this class includes approximately 8% and 7% of Japanese equity securities, 48% and 44% of United States equity securities and 44% and 49% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds of which fair value is estimated using quoted market prices is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. Fair value measurement for the assets of which fair value is estimated based on unobservable inputs provided by third parties is classified as Level 3.

Real estate funds invest in real estate in the United Kingdom and the United States and their fair value is estimated based on the prices reported by the investment managers which include unobservable inputs in valuation. Fair value measurement for real estate funds is classified as Level 3. Fair value of private equity funds is estimated based on unobservable inputs such as proprietary models and uncorroborated data from the limited partnerships. Fair value measurement for private equity funds is classified as Level 3. Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices reported by the fund managers which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolio. Commingled and other mutual funds are pooled funds which have the underlying assets mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Fair value of asset-backed securities is mainly estimated based on market observable inputs provided by independent vendors. Fair value measurement for asset-backed securities is mainly classified as Level 2.

Cash flows

Contributions

Honda expects to contribute ¥71,288 million to its Japanese pension plans and ¥21,527 million to its foreign pension plans in the year ending March 31, 2012.

Estimated future benefit payment

The following table presents estimated future gross benefit payments:

Years ending March 31:	Yen (millions)
	Japanese plans	Foreign plans
2012	41,519	8,102
2013	41,562	8,783
2014	43,307	9,857
2015	43,899	11,241
2016	46,024	12,663
2017-2021	265,113	103,045

Certain of the Company’s subsidiaries in North America provide health care and life insurance benefits to retired employees. Such benefits have no material effect on Honda’s financial position and results of operations.

Supplemental Disclosures of Cash Flow Information	12 Months Ended
Mar. 31, 2011
Supplemental Disclosures of Cash Flow Information

(14) Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2009	2010	2011
Cash paid (provided), net during the year for:
Interest	¥211,298	¥154,814	¥128,401
Income taxes	160,631	(229)	174,092

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss)

(15) Accumulated Other Comprehensive Income (Loss)

The components and related changes in accumulated other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2011 are as follows:

	Yen (millions)
	2009	2010	2011
Adjustments from foreign currency translation:
Balance at beginning of year	¥(591,269)	¥(1,068,585)	¥(977,488)
Adjustments for the year	(477,316)	91,097	(290,745)

Balance at end of year	(1,068,585)	(977,488)	(1,268,233)

Net unrealized gains on available-for-sale securities:
Balance at beginning of year	31,680	6,617	29,724
Reclassification adjustments for realized (gain) loss on available-for-sale securities	17,372	353	70
Increase (decrease) in net unrealized gains on available-for-sale securities	(42,435)	22,754	505

Balance at end of year	6,617	29,724	30,299

Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	460	—	(324)
Reclassification adjustments for realized (gain) loss on derivative instruments	(412)	194	(646)
Increase (decrease) in net unrealized gains on derivative instruments	(48)	(518)	814

Balance at end of year	—	(324)	(156)

Pension and other postretirement benefits adjustment*
Balance at beginning of year	(223,069)	(260,860)	(260,074)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	8,958	7,581	7,739
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(46,749)	(6,795)	(4,955)

Balance at end of year	(260,860)	(260,074)	(257,290)

Total accumulated other comprehensive income (loss):
Balance at beginning of year	(782,198)	(1,322,828)	(1,208,162)
Adjustments for the year	(540,630)	114,666	(287,218)

Balance at end of year	¥(1,322,828)	¥(1,208,162)	¥(1,495,380)

The tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments are as follows:

	Yen (millions)
	Before-tax amount	Tax (expense) or benefit (note 11)	Net-of-tax amount
2009:
Adjustments from foreign currency translation	¥(491,509)	¥14,193	¥(477,316)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	(70,280)	27,845	(42,435)
Reclassification adjustments for losses (gains) realized in net income	28,311	(10,939)	17,372

Net unrealized gains (losses)	(41,969)	16,906	(25,063)

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(80)	32	(48)
Reclassification adjustments for losses (gains) realized in net income	(688)	276	(412)

Net unrealized gains (losses)	(768)	308	(460)

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(79,119)	32,370	(46,749)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	14,433	(5,475)	8,958

Net unrealized gains (losses)	(64,686)	26,895	(37,791)

Other comprehensive income (loss)	¥(598,932)	¥58,302	¥(540,630)

2010:
Adjustments from foreign currency translation	¥87,644	¥3,453	¥91,097
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	35,581	(12,827)	22,754
Reclassification adjustments for losses (gains) realized in net income	588	(235)	353

Net unrealized gains (losses)	36,169	(13,062)	23,107

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(865)	347	(518)
Reclassification adjustments for losses (gains) realized in net income	324	(130)	194

Net unrealized gains (losses)	(541)	217	(324)

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	6,773	(13,568)	(6,795)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	12,329	(4,748)	7,581

Net unrealized gains (losses)	19,102	(18,316)	786

Other comprehensive income (loss)	¥142,374	¥(27,708)	¥114,666

2011:
Adjustments from foreign currency translation	¥(292,106)	¥1,361	¥(290,745)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	193	312	505
Reclassification adjustments for losses (gains) realized in net income	116	(46)	70

Net unrealized gains (losses)	309	266	575

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	1,359	(545)	814
Reclassification adjustments for losses (gains) realized in net income	(1,077)	431	(646)

Net unrealized gains (losses)	282	(114)	168

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(12,220)	7,265	(4,955)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	11,809	(4,070)	7,739

Net unrealized gains (losses)	(411)	3,195	2,784

Other comprehensive income (loss)	¥(291,926)	¥4,708	¥(287,218)

*	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).

Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements

(16) Fair Value Measurements

Honda applies the FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures”. This standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction, and emphasizes that a fair value measurement should be determined based on the assumptions that market participants would use in pricing an asset or liability.

This standard establishes a three-level hierarchy to be used when measuring fair value. The following is a description of the three hierarchy levels:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	Unobservable inputs for the assets or liabilities

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest input that is significant to the fair value measurement in its entirety.

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2010 and 2011.

	Yen (millions)
As of March 31, 2010	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Retained interests in securitizations	¥—	¥—	¥27,555	¥27,555	¥—	¥27,555
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	—	70,905	—	70,905	—	—
Interest rate instruments (notes 1(q) and 17)	—	35,352	1,025	36,377	—	—

Total derivative instruments	—	106,257	1,025	107,282	(44,417)	62,865

Available-for-sale securities
Marketable equity securities	94,560	—	—	94,560	—	94,560
Auction rate securities	—	—	10,041	10,041	—	10,041

Total available-for-sale securities	94,560	—	10,041	104,601	—	104,601

Total	¥94,560	¥106,257	¥38,621	¥239,438	¥(44,417)	¥195,021

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(23,432)	¥—	¥(23,432)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(61,087)	—	(61,087)	—	—

Total derivative instruments	—	(84,519)	—	(84,519)	44,417	(40,102)

Total	¥—	¥(84,519)	¥—	¥(84,519)	¥44,417	¥(40,102)

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Retained interests in securitizations	¥—	¥—	¥—	¥—	¥—	¥—
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	—	57,880	—	57,880	—	—
Interest rate instruments (notes 1(q) and 17)	—	29,759	154	29,913	—	—

Total derivative instruments	—	87,639	154	87,793	(26,641)	61,152

Available-for-sale securities
Marketable equity securities	92,421	—	—	92,421	—	92,421
Auction rate securities	—	—	6,948	6,948	—	6,948

Total available-for-sale securities	92,421	—	6,948	99,369	—	99,369

Total	¥92,421	¥87,639	¥7,102	¥187,162	¥(26,641)	¥160,521

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(15,712)	¥—	¥(15,712)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(32,435)	(155)	(32,590)	—	—

Total derivative instruments	—	(48,147)	(155)	(48,302)	26,641	(21,661)

Total	¥—	¥(48,147)	¥(155)	¥(48,302)	¥26,641	¥(21,661)

Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2010	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥45,648	¥2,294	¥9,906	¥57,848
Total realized/unrealized gains or losses
Included in earnings	8,990	1,164	—	10,154
Included in other comprehensive income (loss)	—	—	1,746	1,746
Purchases, issuances, and settlements, net	(25,706)	(2,341)	(1,155)	(29,202)
Foreign currency translation	(1,377)	(92)	(456)	(1,925)

Balance at end of year	¥27,555	¥1,025	¥10,041	¥38,621

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥4,834	¥625	¥—	¥5,459
Included in other comprehensive income (loss)	—	—	1,746	1,746

	Yen (millions)
For the year ended March 31, 2011	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥27,555	¥1,025	¥10,041	¥38,621
Adjustment resulting from the adoption of new accounting standards on variable interest entities (notes 1(c) and 4)	(27,555)	(1,027)	—	(28,582)
Total realized/unrealized gains or losses
Included in earnings	—	2	(96)	(94)
Included in other comprehensive income (loss)	—	—	349	349
Purchases, issuances, and settlements, net	—	—	(2,329)	(2,329)
Foreign currency translation	—	(1)	(1,017)	(1,018)

Balance at end of year	¥—	¥(1)	¥6,948	¥6,947

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	—	67	67

Total realized/unrealized gains or losses related to retained interests in securitizations, including those held at the reporting date, were included in net sales and other operating revenue in the consolidated statements of income for the year ended March 31, 2010.

Total realized/unrealized gains or losses related to interest rate instruments, including those held at the reporting date, are included in other income (expenses) – other, net, in the consolidated statements of income.

The valuation methodologies the assets and liabilities measured at fair value on a recurring basis are as follows:

Retained interests in securitizations

The fair values of the retained interests in securitizations are estimated by calculating the present value of the future cash flows using a discount rate commensurate with the risks involved. In order to estimate cash flows, Honda utilizes various significant assumptions including market observable inputs such as forward interest rates, as well as internally developed inputs, such as prepayment speeds, delinquency levels and credit losses. Fair value measurement for retained interests in securitization is classified as Level 3.

Foreign exchange and interest rate instruments (see notes 1(q) and 17)

The fair values of foreign currency forward exchange contracts and foreign currency option contracts are estimated using market observable inputs such as spot exchange rates, discount rates and implied volatility. Fair value measurement for foreign currency forward exchange contracts and foreign currency option contracts are classified as Level 2. The fair values of currency swap agreements and interest rate swap agreements are estimated by discounting future cash flows using market observable inputs such as LIBOR rates, swap rates, and foreign exchange rates. Fair value measurement for these currency swap agreements and interest rate swap agreements are classified as Level 2.

The fair values of a limited number of interest rate swap agreements related to certain off –balance sheet securitizations are estimated using significant assumptions including market observable inputs, as well as internally developed prepayment assumptions as an input into the model, in order to forecast future notional amounts on these structured derivative contracts. Accordingly, fair value measurement for these derivative contracts is classified as Level 3.

The credit risk of Honda and its counterparties are considered on the valuation of foreign exchange and interest rate instruments.

Marketable equity securities

The fair value of marketable equity securities is estimated using quoted market prices. Fair value measurement for marketable equity securities is classified as Level 1.

Auction rate securities

The subsidiary’s auction rate securities (ARS) holdings were AAA rated and are insured by qualified guarantee agencies, and reinsured by the Secretary of Education and United States Government, and are guaranteed about 95% by the United States Government. The ARS market had been illiquid as of March 31, 2010 and 2011, and no readily observable prices exist, Honda measured the fair value of the ARS based on the discounted future cash flows. In order to assess various kinds of risks, such as liquidity risk, Honda used third-party developed valuation model which obtains a wide array of market observable inputs, as well as unobservable inputs including probability of passing or failing auction at each auction. Fair value measurement for auction rate securities is classified as Level 3.

Honda does not have significant financial assets and financial liabilities measured at fair value on a nonrecurring basis as of and for the year ended March 31, 2010 and 2011.

Honda also adopted Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements” which is now codified in the FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” for nonfinancial assets and nonfinancial liabilities, recognized or disclosed at fair value in the financial statements on a nonrecurring basis effective April 1, 2009. Honda does not have significant nonfinancial assets and nonfinancial liabilities measured at fair value on a nonrecurring basis as of and for the year ended March 31, 2010 and 2011.

Honda has not elected the fair value option for the fiscal year ended March 31, 2010 and 2011.

The estimated fair values of significant financial instruments at March 31, 2010 and 2011 are as follows:

	Yen (millions)
	2010		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables *	¥3,569,760	¥3,638,964	¥3,642,235	¥3,701,218
Held-to-maturity securities	18,766	18,862	40,725	40,649
Debt	(4,101,675)	(4,191,389)	(4,100,435)	(4,159,300)

*	The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table exclude ¥411,228 million and ¥333,979 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table also include ¥519,495 million and ¥496,233 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

The estimated fair values have been determined using relevant market information and appropriate valuation methodologies. However, these estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. The effect of using different assumptions and/or estimation methodologies may be significant to the estimated fair values.

The methodologies and assumptions used to estimate the fair values of financial instruments are as follows:

Cash and cash equivalents, trade receivables and trade payables

The carrying amounts approximate fair values because of the short maturity of these instruments.

Finance subsidiaries-receivables

The fair values of retail receivables and commercial loans were estimated by discounting future cash flows using the current rates for these instruments of similar remaining maturities. Given the short maturities of wholesale flooring receivables, the carrying amount of those receivables approximates fair value.

Held-to-maturity securities

The fair values of Government bonds and U.S. government and agency debt securities were estimated by using quoted market prices. The carrying amount of certificates of deposit approximates fair value because of the short maturity of the instrument.

Debt

The fair values of bonds and notes were estimated based on the quoted market prices for the same or similar issues. The fair value of long-term loans was estimated by discounting future cash flows using rates currently available for loans of similar terms and remaining maturities. The carrying amounts of short-term bank loans and commercial paper approximate fair values because of the short maturity of these instruments.

Risk Management Activities and Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Risk Management Activities and Derivative Financial Instruments

(17) Risk Management Activities and Derivative Financial Instruments

Honda uses derivative financial instruments in the normal course of business to reduce their exposure to fluctuations in foreign exchange rates and interest rates. (see notes 1(q) and 16) Currency swap agreements are used to manage currency risk exposure on foreign currency denominated debt. Foreign currency forward exchange contracts and purchased option contracts are used to hedge currency risk of sale commitments denominated in foreign currencies (principally U.S. dollars). Foreign currency written option contracts are entered into in combination with purchased option contracts to offset premium amounts to be paid for purchased option contracts. Interest rate swap agreements are mainly used to manage interest rate risk exposure and to convert floating rate financing, such as commercial paper, to (normally three-five years) fixed rate financing in order to match financing costs with income from finance receivables. These instruments involve, to varying degrees, elements of credit, exchange rate and interest rate risks in excess of the amount recognized in the consolidated balance sheets.

The aforementioned instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Honda minimizes the risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Honda does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default. Honda currently does not require or place collateral for these financial instruments with any counterparties.

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2010 and 2011 are as follows:

Derivatives designated as hedging instruments:

	Yen (millions)
	2010	2011
Foreign currency forward exchange contracts	¥26,542	¥15,050

Foreign exchange instruments	¥26,542	¥15,050

Derivatives not designated as hedging instruments:

	Yen (millions)
	2010	2011
Foreign currency forward exchange contracts	¥552,585	¥611,359
Foreign currency option contracts	92,965	44,237
Currency swap agreements	718,964	549,099

Foreign exchange instruments	¥1,364,514	¥1,204,695

Interest rate swap agreements	¥3,806,091	¥3,566,605

Interest rate instruments	¥3,806,091	¥3,566,605

Cash flow hedge

The Company applies hedge accounting for certain foreign currency forward exchange contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. Changes in the fair value of derivative financial instruments designated as cash flow hedges are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the same period when forecasted hedged transactions affect earnings. The amounts recognized in accumulated other comprehensive income (loss) at March 31, 2010 and 2011 were ¥324 million loss and ¥156 million loss, respectively. All amounts recorded in accumulated other comprehensive income (loss) at year end are expected to be recognized in earnings within the next twelve months.

The period that hedges the changes in cash flows related to the risk of foreign currency rate is at most around two months. There are no derivative financial instruments where hedge accounting has been discontinued due to the forecasted transaction no longer being probable. The Company excludes financial instruments’ time value component from the assessment of hedge effectiveness. There is no portion of hedging instruments that has been assessed as hedge ineffectiveness.

Derivative financial instruments not designated as accounting hedges

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

The estimated fair values of derivative instruments at March 31, 2010 and 2011 are as follows.

As of March 31, 2010

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥33	¥(646)	¥33	¥—	¥(646)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥70,872	¥(22,786)	¥29,105	¥29,608	¥(10,627)
Interest rate instruments	36,377	(61,087)	594	3,525	(28,829)

Total	¥107,249	¥(83,873)	¥29,699	¥33,133	¥(39,456)

Netting adjustment	(44,417)	44,417

Net amount	¥62,832	¥(39,456)

As of March 31, 2011

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(114)	¥—	¥—	¥(114)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥57,880	¥(15,598)	¥20,174	¥31,702	¥(9,594)
Interest rate instruments	29,913	(32,590)	(2,082)	11,358	(11,953)

Total	¥87,793	¥(48,188)	¥18,092	¥43,060	¥(21,547)

Netting adjustment	(26,641)	26,641

Net amount	¥61,152	¥(21,547)

Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The pre-tax effects of derivative instruments on the Company’s results of operations each of the years in the three-year period ended March 31, 2011 are as follows:

For the year ended March 31, 2009

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(80)	Other income (expenses) – Other, net	¥688	Other income (expenses) – Other, net	¥(435)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥12,310
Interest rate instruments	Other income (expenses) – Other, net	(33,131)

Total		¥(20,821)

For the year ended March 31, 2010

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(865)	Other income (expenses) – Other, net	¥(324)	Other income (expenses) – Other, net	¥686

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥39,593
Interest rate instruments	Other income (expenses) – Other, net	(35,907)

Total		¥3,686

For the year ended March 31, 2011

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥1,359	Other income (expenses) – Other, net	¥1,077	Other income (expenses) – Other, net	¥128

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥75,591
Interest rate instruments	Other income (expenses) – Other, net	(15,938)

Total		¥59,653

The gains and losses are included in other income (expenses) – other, net on a net basis with related items, such as foreign currency translation. (see note 1(p))

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities

(18) Commitments and Contingent Liabilities

At March 31, 2011, Honda had commitments for purchases of property, plant and equipment of approximately ¥28,466 million.

Honda has entered into various guarantee and indemnification agreements. At March 31, 2010 and 2011, Honda has guaranteed ¥31,772 million and ¥30,393 million of bank loans of employees for their housing costs, respectively. If an employee defaults on his/her loan payments, Honda is required to perform under the guarantee. The undiscounted maximum amount of Honda’s obligation to make future payments in the event of defaults is ¥31,772 million and ¥30,393 million, respectively, at March 31, 2010 and 2011. At March 31, 2011, no amount has been accrued for any estimated losses under the obligations, as it is probable that the employees will be able to make all scheduled payments.

Honda warrants its products for specific periods of time. Product warranties vary depending upon the nature of the product, the geographic location of its sale and other factors.

The changes in provisions for those product warranties for each of the years in the two-year period ended March 31, 2011 are as follow:

	Yen (millions)
	2010	2011
Balance at beginning of year	¥233,979	¥226,038
Warranty claims paid during the period	(86,886)	(82,080)
Liabilities accrued for warranties issued during the period	79,520	84,920
Changes in liabilities for pre-existing warranties during the period	(3,571)	(3,550)
Foreign currency translation	2,996	(11,385)

Balance at end of year	¥226,038	¥213,943

With respect to product liability, personal injury claims or lawsuits, Honda believes that any judgment that may be recovered by any plaintiff for general and special damages and court costs will be adequately covered by Honda’s insurance and accrued liabilities. Punitive damages are claimed in certain of these lawsuits. Honda is also subject to potential liability under other various lawsuits and claims including 6 purported class actions in the United States. Honda recognizes an accrued liability for loss contingencies when it is probable that an obligation has been incurred and the amount of loss can be reasonably estimated. Honda reviews these pending lawsuits and claims periodically and adjusts the amounts recorded for these contingent liabilities, if necessary, by considering the nature of lawsuits and claims, the progress of the case and the opinions of legal counsel. After consultation with legal counsel, and taking into account all known factors pertaining to existing lawsuits and claims, Honda believes that the ultimate outcome of such lawsuits and pending claims including 6 purported class actions in the United States should not result in liability to Honda that would be likely to have an adverse material effect on its consolidated financial position, results of operations or cash flows.

Leases	12 Months Ended
Mar. 31, 2011
Leases

(19) Leases

Honda is the lessee under several operating leases, primarily for office and other facilities, and certain office equipment.

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2011 are as follows:

Years ending March 31	Yen (millions)
2012	¥19,100
2013	13,498
2014	10,872
2015	8,205
2016	6,910
After five years	44,198

Total minimum lease payments	¥102,783

Rental expenses under operating leases were ¥47,921 million, ¥42,435 million and ¥38,641 million, for the years ended March 31, 2009, 2010 and 2011, respectively.

Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets	12 Months Ended
Mar. 31, 2011
Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

(20) Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

The allowances for trade receivable, finance subsidiaries-receivables and other assets for the years ended March 31, 2009, 2010 and 2011 are set forth in the following table:

	Yen (millions)
		Additions	Deductions
	Balance at beginning of period	Charged to costs and expenses	Bad debts written off	Foreign currency translation	Balance at end of period
March 31, 2009:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥8,181	¥3,700	¥2,625	¥(1,801)	¥7,455

Finance subsidiaries-receivables
Allowance for credit losses	¥33,354	¥53,981	¥49,609	¥(2,109)	¥35,617
Allowance for losses on lease residual values	24,887	23,035	26,390	(1,139)	20,393

	¥58,241	¥77,016	¥75,999	¥(3,248)	¥56,010

Other assets
Allowance for doubtful accounts	¥3,386	¥7,367	¥1,177	¥(436)	¥9,140

March 31, 2010:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,455	¥4,039	¥3,268	¥329	¥8,555

Finance subsidiaries-receivables
Allowance for credit losses	¥35,617	¥32,913	¥32,053	¥(1,550)	¥34,927
Allowance for losses on lease residual values	20,393	7,149	18,716	427	9,253

	¥56,010	¥40,062	¥50,769	¥(1,123)	¥44,180

Other assets
Allowance for doubtful accounts	¥9,140	¥1,294	¥1,395	¥280	¥9,319

March 31, 2011:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥8,555	¥3,625	¥3,849	¥(427)	¥7,904

Finance subsidiaries-receivables
Allowance for credit losses(*)	¥35,823	¥10,146	¥18,302	¥(2,777)	¥24,890
Allowance for losses on lease residual values	9,253	3,159	4,611	(576)	7,225

	¥45,076	¥13,305	¥22,913	¥(3,353)	¥32,115

Other assets
Allowance for doubtful accounts	¥9,319	¥15,839	¥1,734	¥(149)	¥23,275

*	Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1,2010. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. Allowance for credit losses at beginning of the fiscal year ended March 31, 2011 includes the impact of the adoption of these standards. Therefore, the amount does not correspond to the balance at end of the fiscal year ended March 31,2010. (see note 1(c))

Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information

(21) Segment Information

Honda has four reportable segments: the Motorcycle business, the Automobile business, the Financial services business and the Power product and other businesses, which are based on Honda’s organizational structure and characteristics of products and services. Operating segments are defined as components of Honda’s about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies used for these reportable segments are consistent with the accounting policies used in Honda’s consolidated financial statements.

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle business	Motorcycles, all-terrain vehicles (ATVs), and relevant parts	Research & Development Manufacturing Sales and related services
Automobile business	Automobiles and relevant parts	Research & Development Manufacturing Sales and related services
Financial services business	Financial, insurance services	Retail loan and lease related to Honda products Others
Power product and other businesses	Power products and relevant parts, and others	Research & Development Manufacturing Sales and related services Others

Segment Information

As of and for the year ended March 31, 2009

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,411,511	¥7,674,404	¥582,261	¥343,065	¥10,011,241	¥—	¥—	¥10,011,241
Intersegment	—	—	14,264	25,840	40,104	(40,104)	—	—

Total	¥1,411,511	¥7,674,404	¥596,525	¥368,905	¥10,051,345	¥(40,104)	¥—	¥10,011,241
Cost of sales, SG&A and R&D expenses	1,311,598	7,649,861	515,854	384,389	9,861,702	(40,104)	—	9,821,598

Segment income (loss)	¥99,913	¥24,543	¥80,671	¥(15,484)	¥189,643	¥—	¥—	¥189,643

Equity in income of affiliates	¥26,105	¥71,709	¥—	¥1,220	¥99,034	¥—	¥—	¥99,034
Assets	¥1,047,112	¥5,219,408	¥5,735,716	¥275,607	¥12,277,843	¥(458,926)	¥—	¥11,818,917
Investments in affiliates	¥107,431	¥379,068	¥—	¥16,247	¥502,746	¥—	¥—	¥502,746
Depreciation and amortization	¥51,200	¥373,295	¥199,324	¥13,825	¥637,644	¥—	¥—	¥637,644
Capital expenditures	¥90,401	¥523,593	¥671,127	¥16,920	¥1,302,041	¥—	¥—	¥1,302,041
Damaged and impairment losses on long-lived assets and goodwill	¥413	¥18,874	¥18,528	¥2,310	¥40,125	¥—	¥—	¥40,125
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥77,016	¥—	¥77,016	¥—	¥—	¥77,016

As of and for the year ended March 31, 2010

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,140,292	¥6,554,848	¥606,352	¥277,682	¥8,579,174	¥—	¥—	¥8,579,174
Intersegment	—	—	12,459	26,936	39,395	(39,395)	—	—

Total	¥1,140,292	¥6,554,848	¥618,811	¥304,618	¥8,618,569	¥(39,395)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	1,081,455	6,428,090	423,910	321,339	8,254,794	(39,395)	—	8,215,399

Segment income (loss)	¥58,837	¥126,758	¥194,901	¥(16,721)	¥363,775	¥—	¥—	¥363,775

Equity in income of affiliates	¥23,131	¥69,082	¥—	¥1,069	¥93,282	¥—	¥—	¥93,282
Assets	¥1,025,665	¥5,044,247	¥5,541,788	¥281,966	¥11,893,666	¥(264,551)	¥—	¥11,629,115
Investments in affiliates	¥103,032	¥334,875	¥—	¥16,821	¥454,728	¥—	¥—	¥454,728
Depreciation and amortization	¥48,683	¥337,787	¥230,453	¥12,751	¥629,674	¥—	¥—	¥629,674
Capital expenditures	¥38,332	¥284,586	¥546,342	¥23,748	¥893,008	¥—	¥—	¥893,008
Damaged and impairment losses on long-lived assets and goodwill	¥—	¥548	¥3,312	¥—	¥3,860	¥—	¥—	¥3,860
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥40,062	¥—	¥40,062	¥—	¥—	¥40,062

As of and for the year ended March 31, 2011

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,288,194	¥6,794,098	¥561,896	¥292,679	¥8,936,867	¥—	¥—	¥8,936,867
Intersegment	—	8,218	11,562	25,600	45,380	(45,380)	—	—

Total	¥1,288,194	¥6,802,316	¥573,458	¥318,279	¥8,982,247	¥(45,380)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	1,149,600	6,537,766	387,179	323,804	8,398,349	(45,380)	14,123	8,367,092

Segment income (loss)	¥138,594	¥264,550	¥186,279	¥(5,525)	¥583,898	¥—	¥(14,123)	¥569,775

Equity in income of affiliates	¥40,471	¥100,018	¥—	¥(733)	¥139,756	¥—	¥—	¥139,756
Assets	¥933,671	¥4,883,029	¥5,572,152	¥290,730	¥11,679,582	¥(108,708)	¥—	¥11,570,874
Investments in affiliates	¥76,280	¥341,955	¥—	¥16,756	¥434,991	¥—	¥—	¥434,991
Depreciation and amortization	¥40,324	¥296,364	¥213,805	¥13,146	¥563,639	¥—	¥—	¥563,639
Capital expenditures	¥37,084	¥273,502	¥800,491	¥13,963	¥1,125,040	¥—	¥—	¥1,125,040
Damaged and impairment losses on long-lived assets and goodwill	¥59	¥16,774	¥835	¥—	¥17,668	¥—	¥—	¥17,668
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥13,305	¥—	¥13,305	¥—	¥—	¥13,305

Explanatory notes:

1.

Segment income (loss) of each segment is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which is out-of-period adjustments. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. The amount of out-of-period adjustments are not reported to or used by the chief operating decision maker in deciding how to allocate resources and in assessing the Company’s operating performance. Therefore, the adjustments are not included in the Power product and other businesses but as Other Adjustments for the year ended March 31, 2011. For further information on Other Adjustments, see note 1(t).

2.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.
3.	Intersegment sales and revenues are generally made at values that approximate arm’s-length prices.
4.	Unallocated corporate assets, included in reconciling items, amounted to ¥257,291 million as of March 31, 2009, ¥338,135 million as of March 31, 2010, and ¥453,116 million as of March 31, 2011, which consist primarily of cash and cash equivalents and available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of intersegment transactions.
5.	Depreciation and amortization of the Financial Services Business include ¥ 195,776 million for the year ended March 31, 2009, ¥ 227,931 million for the year ended March 31, 2010 and ¥212,143 million for the year ended March 31, 2011, respectively, of depreciation of property on operating leases.
6.	Capital expenditures of the Financial Services Business includes ¥668,128 million for the year ended March 31, 2009, ¥544,027 million for the year ended March 31, 2010 and ¥798,420 million for the year ended March 31, 2011, respectively, purchases of operating lease assets.
7.	For the year ended March 31, 2011, substantially all of the ¥45,720 million of the costs and expenses resulting from the Great East Japan Earthquake are included in Cost of sales, SG&A and R&D expenses of the Automobile business.

External Sales and Other Operating Revenue by Product or Service Groups

	Yen (millions)
	2009	2010	2011
Motorcycles and relevant parts	¥1,323,259	¥1,079,165	¥1,225,098
All-terrain vehicles (ATVs) and relevant parts	88,252	61,127	63,096
Automobiles and relevant parts	7,674,404	6,554,848	6,794,098
Financial, insurance services	582,261	606,352	561,896
Power products and relevant parts	224,648	188,014	202,838
Others	118,417	89,668	89,841

Total	¥10,011,241	¥8,579,174	¥8,936,867

Geographical Information

As of and for the year ended March 31, 2009

	Yen (millions)
	Japan	United States	Others Countries	Total
Sales to external customers	¥1,871,962	¥3,990,729	¥4,148,550	¥10,011,241
Long-lived assets	¥1,140,316	¥1,835,163	¥566,445	¥3,541,924

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	United States	Others Countries	Total
Sales to external customers	¥1,864,513	¥3,294,758	¥3,419,903	¥8,579,174
Long-lived assets	¥1,113,386	¥1,767,879	¥603,881	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	United States	Others Countries	Total
Sales to external customers	¥1,834,003	¥3,504,765	¥3,598,099	¥8,936,867
Long-lived assets	¥1,053,168	¥1,766,814	¥571,591	¥3,391,573

The above information is based on the location of the Company and its subsidiaries.

Supplemental Geographical Information

In addition to the disclosure required by U.S.GAAP, Honda provides the following supplemental information in order to provide financial statements users with useful information:

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2009

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,871,962	¥4,534,684	¥1,191,540	¥1,335,091	¥1,077,964	¥10,011,241	¥—	¥—	¥10,011,241
Transfers between geographic areas	2,290,625	244,440	87,362	273,140	66,256	2,961,823	(2,961,823)	—	—

Total	¥4,162,587	¥4,779,124	¥1,278,902	¥1,608,231	¥1,144,220	¥12,973,064	¥(2,961,823)	¥—	¥10,011,241
Cost of sales, SG&A and R&D expenses	4,324,203	4,699,422	1,268,701	1,504,628	1,009,158	12,806,112	(2,984,514)	—	9,821,598

Operating income (loss)	¥(161,616)	¥79,702	¥10,201	¥103,603	¥135,062	¥166,952	¥22,691	¥—	¥189,643

Assets	¥3,078,478	¥6,547,880	¥766,594	¥1,016,059	¥450,081	¥11,859,092	¥(40,175)	¥—	¥11,818,917
Long-lived assets	¥1,140,316	¥1,918,579	¥110,543	¥253,113	¥119,373	¥3,541,924	¥—	¥—	¥3,541,924

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,864,513	¥3,752,417	¥769,857	¥1,320,047	¥872,340	¥8,579,174	¥—	¥—	¥8,579,174
Transfers between geographic areas	1,441,264	155,799	55,615	198,533	24,151	1,875,362	(1,875,362)	—	—

Total	¥3,305,777	¥3,908,216	¥825,472	¥1,518,580	¥896,491	¥10,454,536	¥(1,875,362)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	3,334,912	3,671,837	836,344	1,405,574	850,683	10,099,350	(1,883,951)	—	8,215,399

Operating income (loss)	¥(29,135)	¥236,379	¥(10,872)	¥113,006	¥45,808	¥355,186	¥8,589	¥—	¥363,775

Assets	¥2,947,764	¥6,319,896	¥591,423	¥1,050,727	¥619,345	¥11,529,155	¥99,960	¥—	¥11,629,115
Long-lived assets	¥1,113,386	¥1,861,596	¥107,262	¥240,704	¥162,198	¥3,485,146	¥—	¥—	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,834,003	¥3,941,505	¥618,426	¥1,594,058	¥948,875	¥8,936,867	¥—	¥—	¥8,936,867
Transfers between geographic areas	1,777,204	206,392	80,872	247,109	33,208	2,344,785	(2,344,785)	—	—

Total	¥3,611,207	¥4,147,897	¥699,298	¥1,841,167	¥982,083	¥11,281,652	¥(2,344,785)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	¥3,545,089	¥3,846,975	¥709,501	¥1,690,530	¥912,534	¥10,704,629	¥(2,351,660)	¥14,123	¥8,367,092

Operating income (loss)	¥66,118	¥300,922	¥(10,203)	¥150,637	¥69,549	¥577,023	¥6,875	¥(14,123)	¥569,775

Assets	¥2,875,630	¥6,209,145	¥564,678	¥1,049,113	¥658,636	¥11,357,202	¥213,672	¥—	¥11,570,874
Long-lived assets	¥1,053,168	¥1,852,542	¥106,633	¥231,867	¥147,363	¥3,391,573	¥—	¥—	¥3,391,573

Explanatory notes:

1. Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, France, Italy, Belgium
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating income (loss) of each geographical region is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which is out-of-period adjustments. For further information on Other Adjustments, see note 1(t). The adjustments are not included in Japan but as Other Adjustments for the year ended March 31, 2011.
3.	Assets of each geographical region are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets.
4.	Sales and revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Unallocated corporate assets, included in reconciling items, amounted to ¥257,291 million as of March 31, 2009, ¥338,135 million as of March 31, 2010, and ¥453,116 million as of March 31, 2011, which consist primarily of cash and cash equivalents, available-for-sale securities, and held-to-maturity securities held by the Company. Reconciling items also include elimination of transactions between geographic areas.
6.	Cost of sales, SG&A and R&D expenses of Japan includes ¥45,720 million for the year ended March 31, 2011 related to loss of the Great East Japan Earthquake.

Selected Quarterly Financial Data (Unaudited) *	12 Months Ended
Mar. 31, 2011
Selected Quarterly Financial Data (Unaudited) *

(22) Selected Quarterly Financial Data (Unaudited) *

Quarterly financial data for the years ended March 31, 2009, 2010 and 2011 are set forth in the following table:

	Yen (millions)			Yen
	Net sales and other operating revenue	Operating Income (loss)	Net income (loss) attributable to Honda Motor Co., Ltd.	Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share
Year ended March 31, 2009:
First quarter	¥2,867,221	¥210,476	¥173,397	¥95.56
Second quarter	2,826,865	148,851	123,316	67.96
Third quarter	2,533,257	102,452	20,242	11.16
Fourth quarter	1,783,898	(272,136)	(179,950)	(99.17)

	¥10,011,241	¥189,643	¥137,005	¥75.50

Year ended March 31, 2010:
First quarter	¥2,002,212	¥25,164	¥7,560	¥4.17
Second quarter	2,056,655	65,543	54,037	29.78
Third quarter	2,240,740	176,971	134,627	74.19
Fourth quarter	2,279,567	96,097	72,176	39.78

	¥8,579,174	¥363,775	¥268,400	¥147.91

Year ended March 31, 2011:
First quarter	¥2,361,463	¥234,443	¥272,487	¥150.27
Second quarter	2,251,911	163,473	135,929	75.24
Third quarter	2,110,414	125,653	81,118	45.01
Fourth quarter (see note 1(u))	2,213,079	46,206	44,554	24.72

	¥8,936,867	¥569,775	¥534,088	¥295.67

*	All quarterly financial data is unaudited and also has not been reviewed by the independent registered public accounting firm.

General and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2011
Description of Business

(a) Description of Business

Honda Motor Co., Ltd. (the “Company”) and its subsidiaries (collectively “Honda”) mainly develop, manufacture and distribute motorcycles, automobiles, power products, and also provide financing for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, the United Kingdom, Italy, China, India, Thailand, Vietnam, Argentina, Brazil and Turkey.

Basis of Presenting Consolidated Financial Statements

(b) Basis of Presenting Consolidated Financial Statements

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries generally maintain their books of account in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect the adjustments which are necessary to conform them with U.S. generally accepted accounting principles.

Consolidation Policy

(c) Consolidation Policy

The consolidated financial statements include the accounts of the Company, its subsidiaries and those variable interest entities where Honda is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling Interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. These standards amend the FASB Accounting Standards Codification (ASC) 860 “Transfers and Servicing”, and ASC 810 “Consolidation”. ASU 2009-16 removes the concept of a qualifying special purpose entity (QSPE) and removes the exception from applying consolidation accounting standards to QSPEs. ASU 2009-17 requires reporting entities to evaluate former QSPEs for consolidation, changes the approach to determining a variable interest entity’s primary beneficiary from a mainly quantitative assessment to an exclusively qualitative assessment designed to identify a controlling financial interest, and increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a variable interest entity. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. As a result, previously derecognized assets held by former QSPEs including finance subsidiaries receivables of ¥282,353 million and their related secured debt of ¥274,329 million were included in the Company’s consolidated balance sheet as of April 1, 2010. The assets and liabilities associated with former legacy off-balance sheet securitizations including retained interests in securitizations and servicing assets were removed from the Company’s consolidated balance sheet from April 1, 2010. The cumulative effect adjustment upon the adoption of these standards increased the Company’s beginning retained earnings for the year ended March 31, 2011 by ¥1,432 million, net of tax effect.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method.

There are some subsidiaries and affiliates of which the fiscal year-end is December 31.

Use of Estimates

(d) Use of Estimates

Management of Honda has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare its consolidated financial statements in conformity with U.S. generally accepted accounting principles. Significant items subject to such estimates and assumptions include, but are not limited to, allowance for credit losses, losses on lease residual values, retained interests in securitizations, realizable values of inventories, realization of deferred tax assets, damaged and impairment loss on long-lived assets, unrecognized tax benefits, product warranty obligations, the fair values of assets and obligations related to employee benefits, and the fair value of derivative financial instruments. A sustained loss of consumer confidence which may be caused by changes in consumer preferences and rising fuel prices, effects of the Great East Japan Earthquake or other factors have combined to increase the uncertainty inherent in such estimates and assumptions. Actual results could differ from those estimates.

Revenue Recognition

(e) Revenue Recognition

Sales of manufactured products are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk of loss have passed to the customers, the sales price is fixed or determinable, and collectibility is probable.

Honda provides dealer incentives passed on to the end customers generally in the form of below-market interest rate loans or lease programs. The amount of interest or lease subsidies paid is the difference between the amount offered to retail customers and the amount stemmed from a market-based interest or lease rate. Honda also provides dealer incentives retained by the dealer, which generally represent discounts provided from Honda to the dealers. These incentives are classified as a reduction of sales revenue as the consideration is paid in cash, because Honda does not receive an identifiable benefit in exchange for this consideration. The incentives are estimated and accrued at the time the product is sold to the dealer.

Honda adopted Accounting Standards Update (ASU) 2009-13 “Multiple-Deliverable Revenue Arrangements – a consensus of the FASB Emerging Issues Task Force”, which amends the FASB Accounting Standards Codification (ASC) 605-25 “Revenue Recognition – Multiple-Element Arrangements”, effective April 1, 2010. The adoption of this standard did not have a material impact on the Company’s consolidated financial position or results of operations.

Operating lease revenues are recorded on a straight-line basis over the term of the lease.

Interest income from finance receivables is recognized using the interest method. Finance receivable origination fees and certain direct origination costs are deferred, and the net fee or cost is amortized using the interest method over the contractual life of the finance receivables.

The finance subsidiaries of the Company periodically securitize and transfer finance receivables to the trust which is newly established to issue asset-backed securities. Gain or loss is recognized equal to the difference between the cash proceeds received and the carrying value of the transferred receivables and is recorded in the period in which the transfer occurs. Honda allocates the recorded investment in finance receivables between the portion(s) of the transferred receivables and portion(s) retained, based on the relative fair values of those portions on the date the receivables are transferred. Honda recognizes gains or losses attributable to the change in the fair value of the retained interests, which are recorded at estimated fair value and accounted for as “trading” securities. Honda determines the fair value of the retained interests by discounting the future cash flows. Those cash flows are estimated based on prepayments, credit losses and other information as available and are discounted at a rate which Honda believes is commensurate with the risk free rate plus a risk premium. Finance subsidiaries of the Company have applied the FASB Accounting Standards Codification (ASC) 860 “Transfers and Servicing” which requires the finance subsidiaries of the Company to measure servicing assets or servicing liabilities at fair value at each reporting date and report changes in fair value in earnings in the period in which the changes occur. Servicing assets and servicing liabilities at March 31, 2010 were not significant.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. Upon the adoption of these standards, all of trusts for securitization were consolidated to the Company. As a result, gains or losses attributable to the transfer of receivable and the change in the fair value of retained interests in securitizations and servicing assets or liabilities were not recognized from April 1, 2010. Information about the impact of the adoption of these standards is described in Note 1(c).

Taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in consolidated statements of income.

Cash Equivalents

(f) Cash Equivalents

Honda considers all highly liquid debt instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents mainly consist of money market funds and certificates of deposit.

Inventories	(g) Inventories Inventories are stated at the lower of cost or market. Cost is determined principally on a first-in, first-out basis.
Investments in Securities

(h) Investments in Securities

Investments in securities consist of investment to affiliates and debt and equity securities. Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method. Differences between the cost of investments in affiliates and the amount of underlying equity of the affiliates principally represent investor level goodwill.

Honda considers whether the fair value of any of its equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If Honda considers any such decline to be other-than-temporary based on various factors, then a write-down will be recorded to estimated fair value.

Honda classifies its debt and marketable equity securities into the following categories: available-for-sale, trading, or held-to-maturity. Debt securities classified as “held-to-maturity” securities are reported at amortized cost. Debt and marketable equity securities classified as “trading” securities are reported at fair value, with unrealized gains and losses included in earnings. Other debt and marketable equity securities are classified as “available-for-sale” securities and are reported at fair value, with unrealized gains or losses, net of deferred taxes included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets. The costs of available-for-sale securities sold are accounted for using the moving-average method. Honda did not hold any “trading” securities at March 31, 2010 and 2011, except for retained interests in securitizations of finance receivables, which are accounted for as “trading” securities and included in finance subsidiaries-receivables.

Honda periodically compares the fair value of debt and marketable equity securities with their cost basis. If the fair value of the securities has declined below the cost basis and such decline is judged to be other-than-temporary, Honda recognizes the impairment of the securities through a charge to income. The determination of other-than-temporary impairment is based upon an assessment of the facts and circumstances related to each investment security. In assessing impairment of securities, Honda considers the factors such as degree and period of the decline in fair value, financial position and results of operations of investees and forecast earnings based on market and economic trend in which the investees operate. For the years ended March 31, 2009, Honda recognized ¥26,001 million impairment loss on investments in securities. The impairment loss on investments in securities for the year ended March 31, 2009 was principally related to the securities which our consolidated subsidiary holds in the United States market. Honda recognized impairment loss because of significant declines in the fair value of the securities caused by stock market slump and we considered the decline in fair value below our cost basis was other-than-temporary based on the factors such as financial position and results of operations of the investee and the industry which the investee operates. The impairment loss on securities is included in other income (expenses)-other, net in the consolidated statements of income. Honda did not recognize significant impairment loss on investments in securities for the years ended March 31, 2010 and 2011.

Non-marketable equity securities are carried at cost, and are examined the possibility of impairment periodically.

Goodwill

(i) Goodwill

Goodwill, all of which is allocated to Honda’s reporting units, is not amortized but is tested for impairment at least annually. Honda performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment dates. Honda recognized ¥8,006 million impairment loss on goodwill reported by a reporting unit in its automobile segment for the year ended March 31, 2009, because of a decision principally to withdraw from certain racing activities and estimated that it will not generate future cash flows. The impairment loss on goodwill is included in selling, general and administrative in the consolidated statements of income. For the year ended March 31, 2010 and 2011, Honda did not recognize impairment loss on goodwill.

The carrying amount of goodwill at March 31, 2010 and 2011 was ¥12,062 million and ¥12,008 million, respectively and is included in other assets of the consolidated balance sheets.

Property on Operating Leases

(j) Property on Operating Leases

Property on operating leases is reported at cost, less accumulated depreciation. Depreciation of the vehicles is generally provided on a straight-line basis to an estimated residual value over the lease term. The residual values of the vehicles related to the operating leases are estimated by using the estimate of future used vehicle values, taking into consideration data obtained from third parties.

Depreciation and Amortization

(k) Depreciation and Amortization

Depreciation of property, plant and equipment is calculated principally by the declining-balance method based on estimated useful lives and salvage values of the respective assets.

The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed Of

(l) Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed Of

Honda’s long-lived assets and identifiable intangible assets other than goodwill having finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. For the year ended March 31, 2009, Honda recognized ¥13,591 million impairment loss on long-lived assets excluding property on operating leases. Honda recognized impairment loss on long-lived assets included mainly in the automobile business asset group for the year ended March 31, 2009, because of the decision principally to withdraw from certain racing activities and estimated that it will not generate future cash flows. The impairment loss on long-lived assets is included in selling, general and administrative in the consolidated statements of income. Honda did not recognize any significant impairment losses on long-lived assets excluding property on operating leases for the years ended March 31, 2010. Also, Honda did not recognize any significant impairment losses on long-lived assets excluding property on operating leases for the year ended March 31, 2011, including the impairment evaluation triggered by the Great East Japan Earthquake (see note 1(u)).

Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell.

Income Taxes

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Honda recognizes in the consolidated financial statements the impact of a tax position, if any, based on the technical merits of the position, when that position is more likely than not to be sustained upon examination. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Honda accounts for interest and penalties related to the liability for unrecognized tax benefits as a component of income tax expense in the consolidated statement of income.

Product-Related Expenses

(n) Product-Related Expenses

Advertising and sales promotion costs are expensed as incurred. Advertising expenses were ¥301,285 million, ¥196,713 million and ¥210,803 million, for the years ended March 31, 2009, 2010 and 2011, respectively. Provisions for estimated costs related to product warranty are made at the time the products are sold to customers or new warranty programs are initiated. Estimated warranty expenses are provided based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Included in warranty expenses accruals are costs for general warranties on vehicles Honda sells and product recalls.

Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

(o) Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

Basic net income attributable to Honda Motor Co., Ltd. per common share has been computed by dividing net income attributable to Honda Motor Co., Ltd. by the weighted average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2009, 2010 and 2011 was 1,814,560,728 shares, 1,814,605,803 shares and 1,806,360,505 shares, respectively. There were no potentially dilutive shares outstanding during the years ended March 31, 2009, 2010 or 2011.

Foreign Currency Translation and Transactions

(p) Foreign Currency Translation and Transactions

Foreign currency financial statement amounts are translated into Japanese yen on the basis of the year-end exchange rate for all assets and liabilities and the weighted average rate for the year for all income and expense amounts. The resulting translation adjustments are included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets.

All revenues and expenses associated with foreign currencies are converted at the rates of exchange prevailing when such transactions occur and foreign currency receivables and payables are re-measured at the applicable exchange rates on the balance sheet date. Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2011 are as follows:

Yen (millions)
2009	2010	2011
¥ 3,148	¥ (37,417)	¥ (60,514)

The gains or losses on translation of receivables and payables dominated in foreign currencies intended to be hedged are presented on a net basis with derivative financial instruments. (see note 17)

Derivative Financial Instruments

(q) Derivative Financial Instruments

Honda has entered into foreign exchange agreements and interest rate agreements to manage currency and interest rate exposures. These instruments include foreign currency forward contracts, currency swap agreements, currency option contracts and interest rate swap agreements. (see notes 16 and 17)

Honda recognizes all derivative financial instruments at fair value in its consolidated balance sheets. Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The Company applies hedge accounting for certain foreign currency forward contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. These are designated as cash flow hedges on the date derivative contracts are entered into. The Company has a documented currency rate risk management policy. In addition, it documents all relationships between derivative financial instruments designated as cash flow hedges and the relevant hedged items to identify the relationship between them. The Company assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative financial instruments designated as cash flow hedge are highly effective to offset changes in cash flows of hedged items.

When it is determined that a derivative financial instrument is not highly effective as a cash flow hedge, when the hedged item matures, is sold or is terminated, or when it is identified that the forecasted transaction is no longer probable, the Company discontinues hedge accounting. To the extent derivative financial instruments are designated as cash flow hedges and have been assessed as being highly effective, changes in their fair value are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the period when forecasted hedged transactions affect earnings. When these cash flow hedges prove to be ineffective, changes in the fair value of the derivatives are immediately recognized in earnings.

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

Honda does not hold any derivative financial instruments for trading purposes.

Shipping and Handling Costs

(r) Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2011 are as follows:

Yen (millions)
2009	2010	2011
¥224,262	¥151,197	¥160,773

Asset Retirement Liability

(s) Asset Retirement Liability

Honda recognizes an asset retirement liability if the fair value of the obligation can be reasonably estimated. Asset retirement obligations include those for which an entity has a legal obligation to perform an asset retirement activity, however, the timing and (or) method of settling the obligation are conditional on a future event that may or may not be within the control of the entity.

Out-of-period adjustments

(t) Out-of-period adjustments

Certain overstatements were found in trade accounts and notes receivable, inventories, net sales and other operating revenue, and cost of sales in previously issued consolidated financial statements, pertaining to the Company’s inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchases sea food products from seafood companies with the promise that they will buy back such products after a certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative loss of ¥14,123 million, which pertained to prior fiscal years, in selling, general and administrative expenses in the Company’s consolidated statement of income for the year ended March 31, 2011, not by retrospectively adjusting prior year’s consolidated financial statements. Honda believes that these out-of-period adjustments are immaterial to the Company’s consolidated financial position or results of operations as of and for the year ended March 31, 2011 as well as prior fiscal years.

General and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2011
Estimated Useful Lives used in computing Depreciation and Amortization of Property, Plant and Equipment	The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Foreign Currency Translation and Transaction Net Gains or Losses

Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2011 are as follows:

Yen (millions)
2009	2010	2011
¥ 3,148	¥ (37,417)	¥ (60,514)

Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2011 are as follows:

Yen (millions)
2009	2010	2011
¥224,262	¥151,197	¥160,773

Finance Income and Related Cost of Finance Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2011
Finance Income and Related Cost of Finance

Net sales and other operating revenue and cost of sales include finance income and related cost of finance subsidiaries for each of the years in the three-year period ended March 31, 2011 as follows:

	Yen (millions)
	2009	2010	2011
Finance income	¥596,525	¥618,811	¥573,458
Finance cost	341,282	321,491	309,850

Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Finance Subsidiaries-Receivables, Net

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2010 and 2011 (see note 1(c))

	Yen (millions)
	2010	2011
Retail	¥3,246,493	¥3,368,014
Direct financing lease	449,459	362,136
Wholesale flooring	301,418	267,526
Commercial loans	30,308	34,116

Total finance receivables	4,027,678	4,031,792
Retained interests in securitizations	27,555	—

	4,055,233	4,031,792
Less:
Allowance for credit losses	37,320	28,437
Allowance for losses on lease residual values	9,253	7,225
Unearned interest income and fees	27,672	19,916

	3,980,988	3,976,214
Less:
Finance receivables included in trade receivables, net	361,882	332,195
Finance receivables included in other assets, net	157,613	164,038

Finance subsidiaries-receivables, net	3,461,493	3,479,981
Less current portion	1,100,158	1,131,068

Noncurrent finance subsidiaries-receivables, net	¥2,361,335	¥2,348,913

Allowance for Credit Losses on Finance Receivables

The following table presents the balances of the allowance for credit losses on finance receivables at March 31, 2011.

	Yen (millions)
	Retail	Direct financing lease	Wholesale	Total
Allowance for credit losses on finance receivables	¥25,578	¥1,455	¥1,404	¥28,437

Age Analysis of Past Due Finance Receivables

The following table presents an age analysis of past due finance receivables at March 31, 2011.

	Yen (millions)
	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current *	Total finance receivables
Retail
New auto	¥14,127	¥1,625	¥3,191	¥18,943	¥2,762,373	¥2,781,316
Used & certified auto	5,325	591	474	6,390	421,605	427,995
Others	1,666	468	895	3,029	155,674	158,703

Total retail	21,118	2,684	4,560	28,362	3,339,652	3,368,014
Direct financing lease	1,375	179	584	2,138	359,998	362,136
Wholesale
Wholesale flooring	125	38	273	436	267,090	267,526
Commercial loans	—	—	—	—	34,116	34,116

Total wholesale	125	38	273	436	301,206	301,642

Total finance receivables	¥22,618	¥2,901	¥5,417	¥30,936	¥4,000,856	¥4,031,792

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit Quality Indicator

The following table presents the balances of consumer finance receivables by the credit quality indicator at March 31, 2011.

	Yen (millions)
	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,776,500	¥4,816	¥2,781,316
Used & certified auto	426,930	1,065	427,995
Others	157,340	1,363	158,703

Total retail	3,360,770	7,244	3,368,014
Direct financing lease	361,373	763	362,136

Total	¥3,722,143	¥8,007	¥3,730,150

A credit quality indicator for wholesale receivables is the internal risk ratings for the dealerships. Dealerships are assigned an internal risk rating based primarily on their financial condition. At a minimum, risk ratings for dealerships are updated annually and more frequently for dealerships with weaker risk ratings. The table below presents outstanding wholesale receivables balances by the internal risk rating group. Group A includes the loans of dealerships with the highest credit quality characteristics in the strongest risk rating tier. Group B includes the loans of all remaining dealers and are considered to have weaker credit quality characteristics. Although the likelihood of losses can be higher for dealerships in Group B, the overall risk of losses is not considered to be significant.

The following table presents the balance of wholesale receivables by credit quality indicators at March 31, 2011.

	Yen (millions)
	Group A	Group B	Total
Wholesale
Wholesale flooring	¥144,118	¥123,408	¥267,526
Commercial loans	14,024	20,092	34,116

Total	¥158,142	¥143,500	¥301,642

Contractual Maturities of Finance Receivables

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2011 and thereafter:

Years ending March 31	Yen (millions)
2012	¥1,500,823

2013	1,009,647
2014	737,722
2015	492,135
2016	222,432
After five years	69,033

2,530,969

Total	¥4,031,792

Variable Interest Entities and Securitizations (Tables)	12 Months Ended
Mar. 31, 2011
Assets and Liabilities of Consolidated VIEs

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2010 and 2011.

	Yen (millions)
	2010	2011
Finance subsidiaries-receivables, net	¥351,386	¥500,208
Restricted cash *[1]	5,653	7,931
Other assets	1,232	1,688

Total assets	¥358,271	¥509,827

Secured debt *[2]	¥348,684	¥495,695
Other liabilities	257	532

Total liabilities	¥348,941	¥496,227

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.

*[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.

Retained Interests in Securitizations

Retained interests in securitizations were comprised of the following at March 31, 2010 and 2011:

	Yen (millions)
	2010	2011
Subordinated certificates	¥19,556	¥—
Residual interests	7,999	—

Total	¥27,555	¥—

Key Economic Assumptions used in Estimating the Fair Values at the Date of Securitizations

Key economic assumptions used in initially estimating the fair values at the date of the securitizations during each of the years in the three-year period ended March 31, 2011 are as follows:

	2009	2010	2011
Weighted average life (years)	1.22 to 1.53	—	—
Prepayment speed	1.30%	—	—
Expected credit losses	0.27% to 1.32%	—	—
Residual cash flows discount rate	6.53% to 40.13%	—	—

Significant Assumptions used in Estimating the Retained Interest in Securitizations

At March 31, 2010 and 2011, the significant assumptions used in estimating the retained interest in securitizations are as follows:

	Weighted average assumption
	2010	2011
Prepayment speed	1.31%	—
Expected credit losses	0.44%	—
Residual cash flows discount rate	6.53%	—

Quantitative Information about Balances of Outstanding Securitized Portfolios

The following table presents quantitative information about balances of outstanding securitized portfolios as of March 31, 2010 and 2011.

	Yen (millions)
	2010	2011
Securitized receivables
Retail	¥263,222	¥—

Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories

Inventories at March 31, 2010 and 2011 are summarized as follows:

	Yen (millions)
	2010	2011
Finished goods	¥559,569	¥531,071
Work in process	35,558	49,606
Raw materials	340,502	319,136

	¥935,629	¥899,813

Investments in and Advances to affiliates (Tables)	12 Months Ended
Mar. 31, 2011
Equity Securities Included in Investments in Affiliates

Investments in affiliates include equity securities which have quoted market values at March 31, 2010 and 2011 compared with related carrying amounts as follows:

	Yen (millions)
	2010	2011
Carrying amount	¥177,766	¥171,198
Market value	405,596	177,293

Combined Financial Information in respect of Affiliates accounted for under the Equity Method

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2010 and 2011, and for each of the years in the three-year period ended March 31, 2011 is shown below (see note 21):

	Yen (millions)
As of March 31, 2010	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥235,197	¥1,229,286	¥16,554	¥1,481,037
Other assets, principally property, plant and equipment	232,885	1,033,739	31,049	1,297,673

Total assets	468,082	2,263,025	47,603	2,778,710

Current liabilities	187,567	973,603	7,501	1,168,671
Other liabilities	13,085	254,773	5,166	273,024

Total liabilities	200,652	1,228,376	12,667	1,441,695

Equity	¥267,430	¥1,034,649	¥34,936	¥1,337,015

	Yen (millions)
As of March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥225,393	¥1,276,877	¥20,362	¥1,522,632
Other assets, principally property, plant and equipment	100,796	974,543	26,452	1,101,791

Total assets	326,189	2,251,420	46,814	2,624,423

Current liabilities	127,984	912,678	8,247	1,048,909
Other liabilities	7,392	213,215	5,635	226,242

Total liabilities	135,376	1,125,893	13,882	1,275,151

Equity	¥190,813	¥1,125,527	¥32,932	¥1,349,272

	Yen (millions)
For the year ended March 31, 2009	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,064,366	¥3,988,672	¥28,823	¥5,081,861
Net income attributable to Honda’s affiliates	73,945	126,994	2,611	203,550

	Yen (millions)
For the year ended March 31, 2010	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥992,264	¥3,512,551	¥24,933	¥4,529,748
Net income attributable to Honda’s affiliates	83,467	137,471	2,684	223,622

	Yen (millions)
For the year ended March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,189,024	¥3,857,890	¥24,572	¥5,071,486
Net income attributable to Honda’s affiliates	104,790	253,468	(1,436)	356,822

Significant Investments in Affiliates accounted for under the Equity Method

Significant investments in affiliates accounted for under the equity method at March 31, 2010 and 2011 are shown below:

As of March 31, 2010

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
	Hero Honda Motors Ltd.	26.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

As of March 31, 2010

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

Transactions with Affiliates

Trade receivables and trade payables include the following balances with affiliates at March 31, 2010 and 2011, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2011. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates.

	Yen (millions)
	2010	2011
Trade receivables from	¥152,215	¥131,974
Trade payables to	133,250	94,821

	Yen (millions)
	2009	2010	2011
Purchases from	¥948,442	¥771,349	¥789,701
Sales to	515,590	510,630	590,077

Investments and Advances-Other (Tables)	12 Months Ended
Mar. 31, 2011
Investments and Advances Due Within One Year

Investments and advances at March 31, 2010 and 2011 consist of the following:

	Yen (millions)
	2010	2011
Current
Corporate debt securities	¥31	¥331
U.S. government and agency debt securities	1,861	—
Advances	1,350	790
Certificates of deposit	—	1,366
Other	472	—

	¥3,714	¥2,487

Investments and Advances Noncurrent

Investments and advances due within one year are included in other current assets.

	Yen (millions)
	2010	2011
Noncurrent
Auction rate securities (non-marketable)	¥10,041	¥6,948
Marketable equity securities	94,560	92,421
Government bonds	1,999	1,999
U.S. government and agency debt securities	14,875	37,029
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	2,000	969
Other	9,888	12,178
Guaranty deposits	25,452	23,735
Advances	1,517	1,159
Other	24,515	23,468

	¥184,847	¥199,906

Marketable Securities

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2010 and 2011 is summarized below:

	Yen (millions)
	2010	2011
Available-for-sale
Cost	¥51,045	¥46,017
Fair value	104,601	99,369
Gross unrealized gains	55,242	56,019
Gross unrealized losses	1,686	2,667

Held-to-maturity
Amortized cost	¥18,766	¥40,725
Fair value	18,862	40,649
Gross unrealized gains	98	91
Gross unrealized losses	2	167

Maturities of Debt Securities Classified as Held-to-maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2011 are as follows:

Yen (millions)
Due within one year	¥1,697
Due after one year through five years	39,028
Due after five years through ten years	—

Total	¥40,725

Gross Unrealized Losses on Marketable Securities

Gross unrealized losses on available-for-sale securities and held-to-maturity securities, and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2011 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥9,054	¥(1,516)
12 months or longer	7,759	(1,151)

	¥16,813	¥(2,667)

Held-to-maturity
Less than 12 months	¥31,042	¥(167)
12 months or longer	—	—

	¥31,042	¥(167)

Property on Operating Leases (Tables)	12 Months Ended
Mar. 31, 2011
Future Minimum Lease Rentals

Future minimum lease rentals expected to be received from property on operating leases at March 31, 2011 are as follows:

Years ending March 31	Yen (millions)
2012	¥241,097
2013	163,046
2014	60,470
2015	3,234
2016	505

Total future minimum lease rentals	¥468,352

Short-term and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-term Debt

Short-term debt at March 31, 2010 and 2011 is as follows:

	Yen (millions)
	2010	2011
Short-term bank loans	¥260,648	¥268,600
Asset backed notes	37,719	35,908
Medium-term notes	129,903	184,437
Commercial paper	638,074	605,795

	¥1,066,344	¥1,094,740

Long-term Debt

Long-term debt at March 31, 2010 and 2011 is as follows:

	Yen (millions)
	2010	2011
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥298	¥240
0.76% Japanese yen unsecured bond due 2012	70,000	70,000

	70,298	70,240
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	17,336	19,827
Unsecured, principally from banks	881,872	804,396
Asset backed notes, maturing through 2015	311,222	453,802
0.66% Japanese yen unsecured bond due 2010	30,000	—
0.94% Japanese yen unsecured bond due 2010	30,000	—
1.30% Japanese yen unsecured bond due 2011	40,000	40,000
1.51% Japanese yen unsecured bond due 2011	30,000	30,000
1.48% Japanese yen unsecured bond due 2012	30,000	30,000
0.49% Japanese yen unsecured bond due 2012	20,000	20,000
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	—	30,000
0.59% Japanese yen unsecured bond due 2015	—	30,000
4.20% Thai baht unsecured bond due 2010	8,610	—
4.72% Thai baht unsecured bond due 2011	3,731	3,575
Medium-term notes, maturing through 2023	1,498,379	1,408,960
Less unamortized discount, net	6,117	5,105

	2,965,033	2,935,455

Total long-term debt	3,035,331	3,005,695
Less current portion	722,296	962,455

	¥2,313,035	¥2,043,240

Pledged Assets

Pledged assets at March 31, 2010 and 2011 are as follows:

	Yen (millions)
	2010	2011
Trade accounts and notes receivable	¥8,655	¥13,808
Inventories	3,777	11,691
Other current assets	—	5,337
Property, plant and equipment	20,492	24,548
Finance subsidiaries-receivables(see note 1(c))	352,618	504,587

Maturities of Long-term Debt

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2011 and thereafter:

Years ending March 31	Yen (millions)
2012	¥962,455

2013	794,422
2014	575,521
2015	255,590
2016	299,961
After five years	117,746

2,043,240

Total	¥3,005,695

Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Other Liabilities

Other liabilities at March 31, 2010 and 2011 consist of the following:

	Yen (millions)
	2010	2011
Accrued liabilities for product warranty, excluding current portion	¥118,498	¥98,042
Pension and other postretirement benefits	581,418	542,917
Deferred income taxes	403,889	472,378
Other	336,715	263,193

	¥1,440,520	¥1,376,530

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Total Income Tax Expense (Benefit)

Total income tax expense (benefit) for each of the years in the three-year period ended March 31, 2011 are allocated as follows:

	Yen (millions)
	2009	2010	2011
Income from continuing operations	¥109,835	¥146,869	¥206,827
Other comprehensive income (loss) (note 15)	(58,302)	27,708	(4,708)

	¥51,533	¥174,577	¥202,119

Income (Loss) Before Income Taxes and Income Tax Expense (Benefit) by Domestic and Foreign Source

Income (loss) before income taxes and equity in income of affiliates by domestic and foreign source for each of the years in the three-year period ended March 31, 2011 consisted of the following:

	Yen (millions)
	2009	2010	2011
Income (loss) before income taxes
Japanese	¥(132,652)	¥(24,723)	¥115,740
Foreign	294,386	360,921	514,808

	¥161,734	¥336,198	¥630,548

Income Tax Expense (Benefit)

Income tax expense (benefit) for each of the years in the three-year period ended March 31, 2011 consisted of the following:

	Yen (millions)
	2009	2010	2011
Income taxes
Current
Japanese	¥2,829	¥9,209	¥(52,701)
Foreign	65,233	81,054	129,348

	¥68,062	¥90,263	¥76,647

Deferred
Japanese	¥7,654	¥(7,018)	¥22,324
Foreign	34,119	63,624	107,856

	¥41,773	¥56,606	¥130,180

Total
Japanese	¥10,483	¥2,191	¥(30,377)
Foreign	99,352	144,678	237,204

	¥109,835	¥146,869	¥206,827

Effective Income Tax Rate

The effective income tax rate for Honda for each of the years in the three-year period ended March 31, 2011 differs from the Japanese statutory income tax rate for the following reasons:

	2009	2010	2011
Statutory income tax rate	40.0%	40.0%	40.0%
Recognition of valuation allowance *1	17.3	6.2	2.3
Difference in statutory tax rates of foreign subsidiaries *2	(25.8)	(6.3)	(6.2)
Reversal of valuation allowance	(0.4)	(0.9)	(0.7)
Research and development credit	(1.7)	(0.3)	(0.3)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit *3	21.7	4.1	6.1
Undistributed earnings of subsidiaries and affiliates	11.6	3.7	2.8
Other adjustments relating to prior years	(5.9)	(1.6)	—
Adjustments for unrecognized tax benefits	11.5	0.6	(10.3)
Other	(0.4)	(1.8)	(0.9)

Effective tax rate	67.9%	43.7%	32.8%

*[1]

Due to the decrease in the amount of foreign tax credit carryforwards expected to be utilized in the future years, the Company had recorded a valuation allowance for the related deferred tax asset as of March 31, 2009.

*[2]

Income before income taxes of foreign subsidiaries whose statutory income tax rate is lower than the statutory income tax rate of 40% in Japan accounted for a larger portion of Honda’s consolidated income before income taxes for the year ended March 31, 2009, which contributed to the lower effective tax rate.

*[3]

The Company did not utilize indirect foreign tax credit against dividend income from foreign subsidiaries and affiliates because of the decrease in taxable income for the year ended March 31, 2009, which resulted in the higher effective tax rate.

Temporary Differences that give rise to Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2010 and 2011 are presented below:

	Yen (millions)
	2010	2011
Deferred tax assets:
Inventories	¥28,641	¥27,461
Allowance for dealers and customers	102,128	98,479
Accrued bonus	30,938	33,531
Property, plant and equipment	67,879	68,417
Foreign tax credit carryforwards	1,367	719
Operating loss carryforwards	112,675	69,441
Pension and other postretirement benefits	239,087	225,590
Other	136,275	156,636

Total gross deferred tax assets	718,990	680,274
Less valuation allowance	53,410	65,479

Net deferred tax assets	665,580	614,795

Deferred tax liabilities:
Inventories	(8,713)	(9,351)
Prepaid pension expenses	(26,971)	(19,948)
Property, plant and equipment, excluding lease transactions	(50,134)	(50,691)
Direct financing lease transactions	(27,768)	(16,181)
Operating lease transactions	(405,062)	(468,914)
Undistributed earnings of subsidiaries and affiliates	(108,933)	(100,389)
Net unrealized gains on available–for-sale securities	(20,057)	(19,737)
Other	(38,944)	(40,454)

Total gross deferred tax liabilities	(686,582)	(725,665)

Net deferred tax asset (liability)	¥(21,002)	¥(110,870)

Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities at March 31, 2010 and 2011 are reflected in the consolidated balance sheets under the following captions:

	Yen (millions)
	2010	2011
Current assets-Deferred income taxes	¥176,604	¥202,291
Other assets	208,376	160,379
Other current liabilities	(2,093)	(1,162)
Other liabilities	(403,889)	(472,378)

Net deferred tax asset (liability)	¥(21,002)	¥(110,870)

Operating Loss and Tax Credit Carryforwards

Periods available to offset future taxable income and income taxes vary in each tax jurisdiction and range from one year to an indefinite period as follows:

Yen (millions)
Operating loss carryforwards:
Within 1 year	¥850
1 to 5 years	4,835
5 to 20 years	116,871
Indefinite periods	86,914

¥209,470

Yen (millions)
Tax credit carryforwards:
Within 1 year	¥560
1 to 5 years	903
5 to 20 years	1,770
Indefinite periods	589

¥3,822

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

Reconciliations of the beginning and ending amount of unrecognized tax benefits for the years ended March 31 are as follows:

	Yen (millions)
	2009	2010	2011
Balance at beginning of year	¥99,527	¥125,771	¥109,473
Additions for tax positions related to the current year	6,515	4,207	12,338
Additions for tax positions of prior years	22,137	2,422	7,280
Reductions for tax positions of prior years *	(1,948)	(20,225)	(71,519)
Settlements *	(7)	(716)	(9,191)
Reductions for statute of limitations	—	—	(8)
Effect of exchange rate changes	(453)	(1,986)	(2,108)

Balance at end of year	¥125,771	¥109,473	¥46,265

*	Due to mutual negotiated agreement regarding transfer pricing matters of overseas transaction between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.

Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Mar. 31, 2011
Reconciliations of Beginning and Ending Balances of the Pension Benefit Obligations and the Fair Value of the Plan Assets

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2010	2011	2010	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,129,636)	¥(1,157,951)	¥(296,305)	¥(430,683)
Service cost	(37,215)	(35,209)	(15,210)	(18,113)
Interest cost	(22,593)	(23,159)	(23,135)	(24,165)
Plan participants’ contributions	—	—	(129)	(199)
Actuarial gain (loss)	(12,484)	(2,936)	(99,498)	(20,033)
Benefits paid	43,977	45,229	9,352	7,672
Amendment	—	—	(1,325)	—
Other	—	—	(7,162)	742
Foreign currency translation	—	—	2,729	38,620

Benefit obligations at end of year	(1,157,951)	(1,174,026)	(430,683)	(446,159)

Change in plan assets:
Fair value of plan assets at beginning of year	578,832	694,738	285,214	379,648
Actual return on plan assets	89,610	26,760	94,507	37,866
Employer contributions	70,273	72,076	11,405	20,617
Plan participants’ contributions	—	—	129	199
Benefits paid	(43,977)	(45,229)	(9,352)	(7,672)
Foreign currency translation	—	—	(2,255)	(35,093)

Fair value of plan assets at end of year	694,738	748,345	379,648	395,565

Funded status	(463,213)	(425,681)	(51,035)	(50,594)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,259	¥1,171	¥9,479	¥4,735
Current liabilities	(360)	(403)	(21)	(86)
Noncurrent liabilities	(464,112)	(426,449)	(60,493)	(55,243)

Total	(463,213)	(425,681)	(51,035)	(50,594)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥458,609	¥436,688	¥132,730	¥135,868
Net transition obligation	—	—	171	140
Prior service cost (benefit)	(170,583)	(154,279)	537	532

Total	288,026	282,409	133,438	136,540

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,147,349)	¥(1,156,330)	¥(368,470)	¥(298,015)
Accumulated benefit obligations	(1,070,640)	(1,086,774)	(317,593)	(273,168)
Fair value of plan assets	683,298	731,018	307,988	263,553

Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2011 include the following:

	Yen (millions)
	2009	2010	2011
Japanese plans:
Pension Cost
Service cost-benefits earned during the year	¥41,175	¥37,215	¥35,209
Interest cost on projected benefit obligations	24,201	22,593	23,159
Expected return on plan assets	(30,213)	(22,080)	(22,972)
Amortization of actuarial loss (gain)	21,316	27,288	21,871
Amortization of prior service cost (benefit)	(9,543)	(16,304)	(16,304)

	¥46,936	¥48,712	¥40,963

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	157,347	(56,262)	(50)
Amortization of actuarial loss (gain)	(21,316)	(27,288)	(21,871)
Prior service cost (benefit)	(135,212)	—	—
Amortization of prior service cost (benefit)	9,543	16,304	16,304

	¥10,362	¥(67,246)	¥(5,617)

Total recognized in Pension cost and Other comprehensive income (loss)	¥57,298	¥(18,534)	¥35,346

Foreign plans:
Pension Cost
Service cost-benefits earned during the year	¥27,198	¥15,210	¥18,113
Interest cost on projected benefit obligations	26,558	23,135	24,165
Expected return on plan assets	(38,297)	(27,675)	(27,332)
Amortization of actuarial loss (gain)	433	1,403	5,422
Amortization of net transition Obligation	32	31	31
Amortization of prior service cost (benefit)	808	(44)	5
Other	4,582	7,162	382

	¥21,314	¥19,222	¥20,786

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	83,040	32,479	8,560
Amortization of actuarial loss (gain)	(433)	(1,403)	(5,422)
Amortization of net transition obligation	(32)	(31)	(31)
Prior service cost (benefit)	(6,932)	989	—
Amortization of prior service cost (benefit)	(808)	44	(5)
Other	(808)	—	—

	¥74,027	¥32,078	¥3,102

Total recognized in Pension cost and Other comprehensive income (loss)	¥95,341	¥51,300	¥23,888

Weighted-average Assumptions Used to determine Benefit Obligation

Weighted-average assumptions used to determine benefit obligation at March 31, 2010 and 2011 were as follows:

	2010	2011
Japanese plans:
Discount rate	2.0%	2.0%
Rate of salary increase	2.3%	2.2%

Foreign plans:
Discount rate	5.6 ~ 6.5%	5.5 ~ 6.0%
Rate of salary increase	1.5 ~ 5.3%	1.5 ~ 4.6%

Weighted-average Assumptions Used to determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2011 were as follows:

	2009	2010	2011
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.3%	2.3%
Expected long-term rate of return	4.0%	3.0%	3.0%

Foreign plans:
Discount rate	5.5 ~ 6.8%	6.9 ~ 8.0%	5.6 ~ 6.5%
Rate of salary increase	2.9 ~ 6.4%	1.5 ~ 6.4%	1.5 ~ 5.3%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 8.0%	6.5 ~ 8.0%

Estimated Future Gross Benefit Payments

The following table presents estimated future gross benefit payments:

Years ending March 31:	Yen (millions)
	Japanese plans	Foreign plans
2012	41,519	8,102
2013	41,562	8,783
2014	43,307	9,857
2015	43,899	11,241
2016	46,024	12,663
2017-2021	265,113	103,045

Japanese plans
Fair Value of the Foreign Pension Plan Assets by Plan Category

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2010 and 2011.

	Yen (millions)
As of March 31, 2010	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥12,222	¥—	¥—	¥12,222
Short-term investments	—	763	—	763
Equity securities	221,048	—	139	221,187
Corporate bonds	3,086	3,205	229	6,520
Government, agency and local bonds	170,302	82,542	274	253,118
Group annuity insurance:
General accounts	—	9,257	—	9,257
Separate accounts	—	13,069	—	13,069
Pooled funds:
Hedge funds	—	—	28,444	28,444
Commingled and other mutual funds	316	160,669	—	160,985
Derivative instruments	(49)	(10,778)	—	(10,827)

Total	¥406,925	¥258,727	¥29,086	¥694,738

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥24,458	¥—	¥—	¥24,458
Equity securities	222,184	4	260	222,448
Corporate bonds	4,766	2,173	1,022	7,961
Government, agency and local bonds	180,841	76,329	—	257,170
Group annuity insurance:
General accounts	—	14,029	—	14,029
Separate accounts	—	12,906	—	12,906
Pooled funds:
Hedge funds	—	—	55,464	55,464
Commingled and other mutual funds	415	158,754	686	159,855
Derivative instruments	255	(6,201)	—	(5,946)

Total	¥432,919	¥257,994	¥57,432	¥748,345

*	Information about three hierarchy levels is described in note 16.

Reconciliation for Level 3 Foreign Pension Plan Assets

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for Level 3 Japanese pension plan assets.

	Yen (millions)
				Pooled funds	Total
For the year ended March 31, 2010	Equity securities	Corporate bonds	Government, agency and local bonds	Hedge funds
Balance at beginning of year	¥114	¥332	¥1,304	¥72,660	¥74,410
Actual return on plan assets:
Relating to assets still held at the reporting date	15	69	7	1,805	1,896
Relating to assets sold during the period	16	25	359	285	685
Purchases, sales and settlements, net	(6)	(402)	(1,396)	(46,306)	(48,110)
Transfers in and/or out of Level 3	—	205	—	—	205

Balance at end of year	¥139	¥229	¥274	¥28,444	¥29,086

For the year ended March 31, 2011	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥139	¥229	¥274	¥28,444	¥—	¥29,086
Actual return on plan assets:
Relating to assets still held at the reporting date	(56)	—	—	(276)	—	(332)
Relating to assets sold during the period	(7)	19	—	(133)	—	(121)
Purchases, sales and settlements, net	290	931	—	27,429	686	29,336
Transfers in and/or out of Level 3	(106)	(157)	(274)	—	—	(537)

Balance at end of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432

Foreign plans
Fair Value of the Foreign Pension Plan Assets by Plan Category

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2010 and 2011.

As of March 31, 2010	Yen (millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥2,083	¥—	¥—	¥2,083
Short-term investments	—	15,962	—	15,962
Equity securities	161,462	1	208	161,671
Corporate bonds	6	37,254	278	37,538
Government, agency and local bonds	2,651	35,470	3,966	42,087
Pooled funds:
Real estate funds	—	—	5,366	5,366
Private equity funds	—	—	5,228	5,228
Commingled and other mutual funds	—	104,360	27	104,387
Derivative instruments	(3)	(31)	(1)	(35)
Asset backed securities	—	4,955	406	5,361

Total	¥166,199	¥197,971	¥15,478	¥379,648

As of March 31, 2011	Yen (millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥4,266	¥—	¥—	¥4,266
Short-term investments	235	5,684	—	5,919
Equity securities	140,404	57	—	140,461
Corporate bonds	—	44,838	47	44,885
Government, agency and local bonds	2,597	41,995	100	44,692
Pooled funds:
Real estate funds	—	—	11,698	11,698
Private equity funds	—	—	7,952	7,952
Hedge funds	—	—	7,148	7,148
Commingled and other mutual funds	—	118,579	1,354	119,933
Derivative instruments	(7)	(169)	1	(175)
Asset backed securities	—	8,692	94	8,786

Total	¥147,495	¥219,676	¥28,394	¥395,565

*	Information about three hierarchy levels is described in note 16.

Reconciliation for Level 3 Foreign Pension Plan Assets

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for Level 3 foreign pension plan assets.

	Yen (millions)
				Pooled funds
For the year ended March 31, 2010	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥8	¥586	¥2,979	¥3,514	¥—	¥—	¥1	¥—	¥7,088
Actual return on plan assets:
Relating to assets still held at the reporting date	8	32	152	(233)	233	10	—	5	207
Relating to assets sold during the period	(1)	52	93	—	—	—	3	—	147
Purchases, sales and settlements, net	193	(136)	982	94	5,114	14	(5)	399	6,655
Transfers in and/or out of Level 3	—	(225)	(86)	1,996	—	2	—	—	1,687
Foreign currency translation	—	(31)	(154)	(5)	(119)	1	—	2	(306)

Balance at end of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥27	¥(1)	¥406	¥15,478

	Yen (millions)
				Pooled funds
For the year ended March 31, 2011	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥—	¥27	¥(1)	¥406	¥15,478
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	7	634	913	225	—	—	9	1,788
Relating to assets sold during the period	(3)	(34)	268	—	—	—	(2)	1	5	235
Purchases, sales and settlements, net	(190)	(175)	(3,840)	6,165	4,690	7,143	737	2	(267)	14,265
Transfers in and/or out of Level 3	1	1	14	6	(2,425)	—	586	—	(24)	(1,841)
Foreign currency translation	(16)	(23)	(315)	(473)	(454)	(220)	6	(1)	(35)	(1,531)

Balance at end of year	¥—	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394

Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2011
Supplemental Disclosure of Cash Flow Information

	Yen (millions)
	2009	2010	2011
Cash paid (provided), net during the year for:
Interest	¥211,298	¥154,814	¥128,401
Income taxes	160,631	(229)	174,092

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2011
Components and Related Changes in Accumulated Other Comprehensive Income (Loss)

The components and related changes in accumulated other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2011 are as follows:

	Yen (millions)
	2009	2010	2011
Adjustments from foreign currency translation:
Balance at beginning of year	¥(591,269)	¥(1,068,585)	¥(977,488)
Adjustments for the year	(477,316)	91,097	(290,745)

Balance at end of year	(1,068,585)	(977,488)	(1,268,233)

Net unrealized gains on available-for-sale securities:
Balance at beginning of year	31,680	6,617	29,724
Reclassification adjustments for realized (gain) loss on available-for-sale securities	17,372	353	70
Increase (decrease) in net unrealized gains on available-for-sale securities	(42,435)	22,754	505

Balance at end of year	6,617	29,724	30,299

Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	460	—	(324)
Reclassification adjustments for realized (gain) loss on derivative instruments	(412)	194	(646)
Increase (decrease) in net unrealized gains on derivative instruments	(48)	(518)	814

Balance at end of year	—	(324)	(156)

Pension and other postretirement benefits adjustment*
Balance at beginning of year	(223,069)	(260,860)	(260,074)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	8,958	7,581	7,739
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(46,749)	(6,795)	(4,955)

Balance at end of year	(260,860)	(260,074)	(257,290)

Total accumulated other comprehensive income (loss):
Balance at beginning of year	(782,198)	(1,322,828)	(1,208,162)
Adjustments for the year	(540,630)	114,666	(287,218)

Balance at end of year	¥(1,322,828)	¥(1,208,162)	¥(1,495,380)

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments

The tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments are as follows:

	Yen (millions)
	Before-tax amount	Tax (expense) or benefit (note 11)	Net-of-tax amount
2009:
Adjustments from foreign currency translation	¥(491,509)	¥14,193	¥(477,316)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	(70,280)	27,845	(42,435)
Reclassification adjustments for losses (gains) realized in net income	28,311	(10,939)	17,372

Net unrealized gains (losses)	(41,969)	16,906	(25,063)

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(80)	32	(48)
Reclassification adjustments for losses (gains) realized in net income	(688)	276	(412)

Net unrealized gains (losses)	(768)	308	(460)

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(79,119)	32,370	(46,749)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	14,433	(5,475)	8,958

Net unrealized gains (losses)	(64,686)	26,895	(37,791)

Other comprehensive income (loss)	¥(598,932)	¥58,302	¥(540,630)

2010:
Adjustments from foreign currency translation	¥87,644	¥3,453	¥91,097
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	35,581	(12,827)	22,754
Reclassification adjustments for losses (gains) realized in net income	588	(235)	353

Net unrealized gains (losses)	36,169	(13,062)	23,107

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(865)	347	(518)
Reclassification adjustments for losses (gains) realized in net income	324	(130)	194

Net unrealized gains (losses)	(541)	217	(324)

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	6,773	(13,568)	(6,795)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	12,329	(4,748)	7,581

Net unrealized gains (losses)	19,102	(18,316)	786

Other comprehensive income (loss)	¥142,374	¥(27,708)	¥114,666

2011:
Adjustments from foreign currency translation	¥(292,106)	¥1,361	¥(290,745)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	193	312	505
Reclassification adjustments for losses (gains) realized in net income	116	(46)	70

Net unrealized gains (losses)	309	266	575

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	1,359	(545)	814
Reclassification adjustments for losses (gains) realized in net income	(1,077)	431	(646)

Net unrealized gains (losses)	282	(114)	168

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(12,220)	7,265	(4,955)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	11,809	(4,070)	7,739

Net unrealized gains (losses)	(411)	3,195	2,784

Other comprehensive income (loss)	¥(291,926)	¥4,708	¥(287,218)

*	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Assets and Liabilities at Fair Value on a Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2010 and 2011.

	Yen (millions)
As of March 31, 2010	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Retained interests in securitizations	¥—	¥—	¥27,555	¥27,555	¥—	¥27,555
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	—	70,905	—	70,905	—	—
Interest rate instruments (notes 1(q) and 17)	—	35,352	1,025	36,377	—	—

Total derivative instruments	—	106,257	1,025	107,282	(44,417)	62,865

Available-for-sale securities
Marketable equity securities	94,560	—	—	94,560	—	94,560
Auction rate securities	—	—	10,041	10,041	—	10,041

Total available-for-sale securities	94,560	—	10,041	104,601	—	104,601

Total	¥94,560	¥106,257	¥38,621	¥239,438	¥(44,417)	¥195,021

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(23,432)	¥—	¥(23,432)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(61,087)	—	(61,087)	—	—

Total derivative instruments	—	(84,519)	—	(84,519)	44,417	(40,102)

Total	¥—	¥(84,519)	¥—	¥(84,519)	¥44,417	¥(40,102)

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Retained interests in securitizations	¥—	¥—	¥—	¥—	¥—	¥—
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	—	57,880	—	57,880	—	—
Interest rate instruments (notes 1(q) and 17)	—	29,759	154	29,913	—	—

Total derivative instruments	—	87,639	154	87,793	(26,641)	61,152

Available-for-sale securities
Marketable equity securities	92,421	—	—	92,421	—	92,421
Auction rate securities	—	—	6,948	6,948	—	6,948

Total available-for-sale securities	92,421	—	6,948	99,369	—	99,369

Total	¥92,421	¥87,639	¥7,102	¥187,162	¥(26,641)	¥160,521

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(15,712)	¥—	¥(15,712)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(32,435)	(155)	(32,590)	—	—

Total derivative instruments	—	(48,147)	(155)	(48,302)	26,641	(21,661)

Total	¥—	¥(48,147)	¥(155)	¥(48,302)	¥26,641	¥(21,661)

Reconciliation for all Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2010	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥45,648	¥2,294	¥9,906	¥57,848
Total realized/unrealized gains or losses
Included in earnings	8,990	1,164	—	10,154
Included in other comprehensive income (loss)	—	—	1,746	1,746
Purchases, issuances, and settlements, net	(25,706)	(2,341)	(1,155)	(29,202)
Foreign currency translation	(1,377)	(92)	(456)	(1,925)

Balance at end of year	¥27,555	¥1,025	¥10,041	¥38,621

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥4,834	¥625	¥—	¥5,459
Included in other comprehensive income (loss)	—	—	1,746	1,746

	Yen (millions)
For the year ended March 31, 2011	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥27,555	¥1,025	¥10,041	¥38,621
Adjustment resulting from the adoption of new accounting standards on variable interest entities (notes 1(c) and 4)	(27,555)	(1,027)	—	(28,582)
Total realized/unrealized gains or losses
Included in earnings	—	2	(96)	(94)
Included in other comprehensive income (loss)	—	—	349	349
Purchases, issuances, and settlements, net	—	—	(2,329)	(2,329)
Foreign currency translation	—	(1)	(1,017)	(1,018)

Balance at end of year	¥—	¥(1)	¥6,948	¥6,947

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	—	67	67

Estimated Fair Values of Significant Financial Instruments

The estimated fair values of significant financial instruments at March 31, 2010 and 2011 are as follows:

	Yen (millions)
	2010		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables *	¥3,569,760	¥3,638,964	¥3,642,235	¥3,701,218
Held-to-maturity securities	18,766	18,862	40,725	40,649
Debt	(4,101,675)	(4,191,389)	(4,100,435)	(4,159,300)

*	The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table exclude ¥411,228 million and ¥333,979 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table also include ¥519,495 million and ¥496,233 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

Risk Management Activities and Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2010 and 2011 are as follows:

Derivatives designated as hedging instruments:

	Yen (millions)
	2010	2011
Foreign currency forward exchange contracts	¥26,542	¥15,050

Foreign exchange instruments	¥26,542	¥15,050

Derivatives not designated as hedging instruments:

	Yen (millions)
	2010	2011
Foreign currency forward exchange contracts	¥552,585	¥611,359
Foreign currency option contracts	92,965	44,237
Currency swap agreements	718,964	549,099

Foreign exchange instruments	¥1,364,514	¥1,204,695

Interest rate swap agreements	¥3,806,091	¥3,566,605

Interest rate instruments	¥3,806,091	¥3,566,605

Estimated Fair Values of Derivative Instruments

The estimated fair values of derivative instruments at March 31, 2010 and 2011 are as follows.

As of March 31, 2010

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥33	¥(646)	¥33	¥—	¥(646)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥70,872	¥(22,786)	¥29,105	¥29,608	¥(10,627)
Interest rate instruments	36,377	(61,087)	594	3,525	(28,829)

Total	¥107,249	¥(83,873)	¥29,699	¥33,133	¥(39,456)

Netting adjustment	(44,417)	44,417

Net amount	¥62,832	¥(39,456)

As of March 31, 2011

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(114)	¥—	¥—	¥(114)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥57,880	¥(15,598)	¥20,174	¥31,702	¥(9,594)
Interest rate instruments	29,913	(32,590)	(2,082)	11,358	(11,953)

Total	¥87,793	¥(48,188)	¥18,092	¥43,060	¥(21,547)

Netting adjustment	(26,641)	26,641

Net amount	¥61,152	¥(21,547)

Pre-tax Effect of Derivative Instruments on Results of Operations

The pre-tax effects of derivative instruments on the Company’s results of operations each of the years in the three-year period ended March 31, 2011 are as follows:

For the year ended March 31, 2009

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(80)	Other income (expenses) – Other, net	¥688	Other income (expenses) – Other, net	¥(435)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥12,310
Interest rate instruments	Other income (expenses) – Other, net	(33,131)

Total		¥(20,821)

For the year ended March 31, 2010

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(865)	Other income (expenses) – Other, net	¥(324)	Other income (expenses) – Other, net	¥686

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥39,593
Interest rate instruments	Other income (expenses) – Other, net	(35,907)

Total		¥3,686

For the year ended March 31, 2011

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥1,359	Other income (expenses) – Other, net	¥1,077	Other income (expenses) – Other, net	¥128

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥75,591
Interest rate instruments	Other income (expenses) – Other, net	(15,938)

Total		¥59,653

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Changes in Provision for Product Warranties

The changes in provisions for those product warranties for each of the years in the two-year period ended March 31, 2011 are as follow:

	Yen (millions)
	2010	2011
Balance at beginning of year	¥233,979	¥226,038
Warranty claims paid during the period	(86,886)	(82,080)
Liabilities accrued for warranties issued during the period	79,520	84,920
Changes in liabilities for pre-existing warranties during the period	(3,571)	(3,550)
Foreign currency translation	2,996	(11,385)

Balance at end of year	¥226,038	¥213,943

Leases (Tables)	12 Months Ended
Mar. 31, 2011
Future Minimum Lease Payments under Noncancelable Operating Leases

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2011 are as follows:

Years ending March 31	Yen (millions)
2012	¥19,100
2013	13,498
2014	10,872
2015	8,205
2016	6,910
After five years	44,198

Total minimum lease payments	¥102,783

Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets (Tables)	12 Months Ended
Mar. 31, 2011
Allowances for Trade Receivable, Finance Subsidiaries-Receivables and Other Assets

The allowances for trade receivable, finance subsidiaries-receivables and other assets for the years ended March 31, 2009, 2010 and 2011 are set forth in the following table:

	Yen (millions)
		Additions	Deductions
	Balance at beginning of period	Charged to costs and expenses	Bad debts written off	Foreign currency translation	Balance at end of period
March 31, 2009:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥8,181	¥3,700	¥2,625	¥(1,801)	¥7,455

Finance subsidiaries-receivables
Allowance for credit losses	¥33,354	¥53,981	¥49,609	¥(2,109)	¥35,617
Allowance for losses on lease residual values	24,887	23,035	26,390	(1,139)	20,393

	¥58,241	¥77,016	¥75,999	¥(3,248)	¥56,010

Other assets
Allowance for doubtful accounts	¥3,386	¥7,367	¥1,177	¥(436)	¥9,140

March 31, 2010:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,455	¥4,039	¥3,268	¥329	¥8,555

Finance subsidiaries-receivables
Allowance for credit losses	¥35,617	¥32,913	¥32,053	¥(1,550)	¥34,927
Allowance for losses on lease residual values	20,393	7,149	18,716	427	9,253

	¥56,010	¥40,062	¥50,769	¥(1,123)	¥44,180

Other assets
Allowance for doubtful accounts	¥9,140	¥1,294	¥1,395	¥280	¥9,319

March 31, 2011:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥8,555	¥3,625	¥3,849	¥(427)	¥7,904

Finance subsidiaries-receivables
Allowance for credit losses(*)	¥35,823	¥10,146	¥18,302	¥(2,777)	¥24,890
Allowance for losses on lease residual values	9,253	3,159	4,611	(576)	7,225

	¥45,076	¥13,305	¥22,913	¥(3,353)	¥32,115

Other assets
Allowance for doubtful accounts	¥9,319	¥15,839	¥1,734	¥(149)	¥23,275

*	Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1,2010. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. Allowance for credit losses at beginning of the fiscal year ended March 31, 2011 includes the impact of the adoption of these standards. Therefore, the amount does not correspond to the balance at end of the fiscal year ended March 31,2010. (see note 1(c))

Segment Information (Tables)	12 Months Ended
Mar. 31, 2011
Principal Products and Services, and Functions of each Segment

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle business	Motorcycles, all-terrain vehicles (ATVs), and relevant parts	Research & Development Manufacturing Sales and related services
Automobile business	Automobiles and relevant parts	Research & Development Manufacturing Sales and related services
Financial services business	Financial, insurance services	Retail loan and lease related to Honda products Others
Power product and other businesses	Power products and relevant parts, and others	Research & Development Manufacturing Sales and related services Others

Segment Information

Segment Information

As of and for the year ended March 31, 2009

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,411,511	¥7,674,404	¥582,261	¥343,065	¥10,011,241	¥—	¥—	¥10,011,241
Intersegment	—	—	14,264	25,840	40,104	(40,104)	—	—

Total	¥1,411,511	¥7,674,404	¥596,525	¥368,905	¥10,051,345	¥(40,104)	¥—	¥10,011,241
Cost of sales, SG&A and R&D expenses	1,311,598	7,649,861	515,854	384,389	9,861,702	(40,104)	—	9,821,598

Segment income (loss)	¥99,913	¥24,543	¥80,671	¥(15,484)	¥189,643	¥—	¥—	¥189,643

Equity in income of affiliates	¥26,105	¥71,709	¥—	¥1,220	¥99,034	¥—	¥—	¥99,034
Assets	¥1,047,112	¥5,219,408	¥5,735,716	¥275,607	¥12,277,843	¥(458,926)	¥—	¥11,818,917
Investments in affiliates	¥107,431	¥379,068	¥—	¥16,247	¥502,746	¥—	¥—	¥502,746
Depreciation and amortization	¥51,200	¥373,295	¥199,324	¥13,825	¥637,644	¥—	¥—	¥637,644
Capital expenditures	¥90,401	¥523,593	¥671,127	¥16,920	¥1,302,041	¥—	¥—	¥1,302,041
Damaged and impairment losses on long-lived assets and goodwill	¥413	¥18,874	¥18,528	¥2,310	¥40,125	¥—	¥—	¥40,125
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥77,016	¥—	¥77,016	¥—	¥—	¥77,016

As of and for the year ended March 31, 2010

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,140,292	¥6,554,848	¥606,352	¥277,682	¥8,579,174	¥—	¥—	¥8,579,174
Intersegment	—	—	12,459	26,936	39,395	(39,395)	—	—

Total	¥1,140,292	¥6,554,848	¥618,811	¥304,618	¥8,618,569	¥(39,395)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	1,081,455	6,428,090	423,910	321,339	8,254,794	(39,395)	—	8,215,399

Segment income (loss)	¥58,837	¥126,758	¥194,901	¥(16,721)	¥363,775	¥—	¥—	¥363,775

Equity in income of affiliates	¥23,131	¥69,082	¥—	¥1,069	¥93,282	¥—	¥—	¥93,282
Assets	¥1,025,665	¥5,044,247	¥5,541,788	¥281,966	¥11,893,666	¥(264,551)	¥—	¥11,629,115
Investments in affiliates	¥103,032	¥334,875	¥—	¥16,821	¥454,728	¥—	¥—	¥454,728
Depreciation and amortization	¥48,683	¥337,787	¥230,453	¥12,751	¥629,674	¥—	¥—	¥629,674
Capital expenditures	¥38,332	¥284,586	¥546,342	¥23,748	¥893,008	¥—	¥—	¥893,008
Damaged and impairment losses on long-lived assets and goodwill	¥—	¥548	¥3,312	¥—	¥3,860	¥—	¥—	¥3,860
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥40,062	¥—	¥40,062	¥—	¥—	¥40,062

As of and for the year ended March 31, 2011

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,288,194	¥6,794,098	¥561,896	¥292,679	¥8,936,867	¥—	¥—	¥8,936,867
Intersegment	—	8,218	11,562	25,600	45,380	(45,380)	—	—

Total	¥1,288,194	¥6,802,316	¥573,458	¥318,279	¥8,982,247	¥(45,380)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	1,149,600	6,537,766	387,179	323,804	8,398,349	(45,380)	14,123	8,367,092

Segment income (loss)	¥138,594	¥264,550	¥186,279	¥(5,525)	¥583,898	¥—	¥(14,123)	¥569,775

Equity in income of affiliates	¥40,471	¥100,018	¥—	¥(733)	¥139,756	¥—	¥—	¥139,756
Assets	¥933,671	¥4,883,029	¥5,572,152	¥290,730	¥11,679,582	¥(108,708)	¥—	¥11,570,874
Investments in affiliates	¥76,280	¥341,955	¥—	¥16,756	¥434,991	¥—	¥—	¥434,991
Depreciation and amortization	¥40,324	¥296,364	¥213,805	¥13,146	¥563,639	¥—	¥—	¥563,639
Capital expenditures	¥37,084	¥273,502	¥800,491	¥13,963	¥1,125,040	¥—	¥—	¥1,125,040
Damaged and impairment losses on long-lived assets and goodwill	¥59	¥16,774	¥835	¥—	¥17,668	¥—	¥—	¥17,668
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥13,305	¥—	¥13,305	¥—	¥—	¥13,305

Explanatory notes:

1.

Segment income (loss) of each segment is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which is out-of-period adjustments. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. The amount of out-of-period adjustments are not reported to or used by the chief operating decision maker in deciding how to allocate resources and in assessing the Company’s operating performance. Therefore, the adjustments are not included in the Power product and other businesses but as Other Adjustments for the year ended March 31, 2011. For further information on Other Adjustments, see note 1(t).

2.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.
3.	Intersegment sales and revenues are generally made at values that approximate arm’s-length prices.
4.	Unallocated corporate assets, included in reconciling items, amounted to ¥257,291 million as of March 31, 2009, ¥338,135 million as of March 31, 2010, and ¥453,116 million as of March 31, 2011, which consist primarily of cash and cash equivalents and available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of intersegment transactions.
5.	Depreciation and amortization of the Financial Services Business include ¥ 195,776 million for the year ended March 31, 2009, ¥ 227,931 million for the year ended March 31, 2010 and ¥212,143 million for the year ended March 31, 2011, respectively, of depreciation of property on operating leases.
6.	Capital expenditures of the Financial Services Business includes ¥668,128 million for the year ended March 31, 2009, ¥544,027 million for the year ended March 31, 2010 and ¥798,420 million for the year ended March 31, 2011, respectively, purchases of operating lease assets.
7.	For the year ended March 31, 2011, substantially all of the ¥45,720 million of the costs and expenses resulting from the Great East Japan Earthquake are included in Cost of sales, SG&A and R&D expenses of the Automobile business.

External Sales and Other Operating Revenue by Product or Service Groups

External Sales and Other Operating Revenue by Product or Service Groups

	Yen (millions)
	2009	2010	2011
Motorcycles and relevant parts	¥1,323,259	¥1,079,165	¥1,225,098
All-terrain vehicles (ATVs) and relevant parts	88,252	61,127	63,096
Automobiles and relevant parts	7,674,404	6,554,848	6,794,098
Financial, insurance services	582,261	606,352	561,896
Power products and relevant parts	224,648	188,014	202,838
Others	118,417	89,668	89,841

Total	¥10,011,241	¥8,579,174	¥8,936,867

Geographical Information

Geographical Information

As of and for the year ended March 31, 2009

	Yen (millions)
	Japan	United States	Others Countries	Total
Sales to external customers	¥1,871,962	¥3,990,729	¥4,148,550	¥10,011,241
Long-lived assets	¥1,140,316	¥1,835,163	¥566,445	¥3,541,924

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	United States	Others Countries	Total
Sales to external customers	¥1,864,513	¥3,294,758	¥3,419,903	¥8,579,174
Long-lived assets	¥1,113,386	¥1,767,879	¥603,881	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	United States	Others Countries	Total
Sales to external customers	¥1,834,003	¥3,504,765	¥3,598,099	¥8,936,867
Long-lived assets	¥1,053,168	¥1,766,814	¥571,591	¥3,391,573

Supplemental Geographical Information based on the Location of the Company and Its Subsidiaries

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2009

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,871,962	¥4,534,684	¥1,191,540	¥1,335,091	¥1,077,964	¥10,011,241	¥—	¥—	¥10,011,241
Transfers between geographic areas	2,290,625	244,440	87,362	273,140	66,256	2,961,823	(2,961,823)	—	—

Total	¥4,162,587	¥4,779,124	¥1,278,902	¥1,608,231	¥1,144,220	¥12,973,064	¥(2,961,823)	¥—	¥10,011,241
Cost of sales, SG&A and R&D expenses	4,324,203	4,699,422	1,268,701	1,504,628	1,009,158	12,806,112	(2,984,514)	—	9,821,598

Operating income (loss)	¥(161,616)	¥79,702	¥10,201	¥103,603	¥135,062	¥166,952	¥22,691	¥—	¥189,643

Assets	¥3,078,478	¥6,547,880	¥766,594	¥1,016,059	¥450,081	¥11,859,092	¥(40,175)	¥—	¥11,818,917
Long-lived assets	¥1,140,316	¥1,918,579	¥110,543	¥253,113	¥119,373	¥3,541,924	¥—	¥—	¥3,541,924

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,864,513	¥3,752,417	¥769,857	¥1,320,047	¥872,340	¥8,579,174	¥—	¥—	¥8,579,174
Transfers between geographic areas	1,441,264	155,799	55,615	198,533	24,151	1,875,362	(1,875,362)	—	—

Total	¥3,305,777	¥3,908,216	¥825,472	¥1,518,580	¥896,491	¥10,454,536	¥(1,875,362)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	3,334,912	3,671,837	836,344	1,405,574	850,683	10,099,350	(1,883,951)	—	8,215,399

Operating income (loss)	¥(29,135)	¥236,379	¥(10,872)	¥113,006	¥45,808	¥355,186	¥8,589	¥—	¥363,775

Assets	¥2,947,764	¥6,319,896	¥591,423	¥1,050,727	¥619,345	¥11,529,155	¥99,960	¥—	¥11,629,115
Long-lived assets	¥1,113,386	¥1,861,596	¥107,262	¥240,704	¥162,198	¥3,485,146	¥—	¥—	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,834,003	¥3,941,505	¥618,426	¥1,594,058	¥948,875	¥8,936,867	¥—	¥—	¥8,936,867
Transfers between geographic areas	1,777,204	206,392	80,872	247,109	33,208	2,344,785	(2,344,785)	—	—

Total	¥3,611,207	¥4,147,897	¥699,298	¥1,841,167	¥982,083	¥11,281,652	¥(2,344,785)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	¥3,545,089	¥3,846,975	¥709,501	¥1,690,530	¥912,534	¥10,704,629	¥(2,351,660)	¥14,123	¥8,367,092

Operating income (loss)	¥66,118	¥300,922	¥(10,203)	¥150,637	¥69,549	¥577,023	¥6,875	¥(14,123)	¥569,775

Assets	¥2,875,630	¥6,209,145	¥564,678	¥1,049,113	¥658,636	¥11,357,202	¥213,672	¥—	¥11,570,874
Long-lived assets	¥1,053,168	¥1,852,542	¥106,633	¥231,867	¥147,363	¥3,391,573	¥—	¥—	¥3,391,573

Explanatory notes:

1. Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, France, Italy, Belgium
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating income (loss) of each geographical region is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which is out-of-period adjustments. For further information on Other Adjustments, see note 1(t). The adjustments are not included in Japan but as Other Adjustments for the year ended March 31, 2011.
3.	Assets of each geographical region are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets.
4.	Sales and revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Unallocated corporate assets, included in reconciling items, amounted to ¥257,291 million as of March 31, 2009, ¥338,135 million as of March 31, 2010, and ¥453,116 million as of March 31, 2011, which consist primarily of cash and cash equivalents, available-for-sale securities, and held-to-maturity securities held by the Company. Reconciling items also include elimination of transactions between geographic areas.
6.	Cost of sales, SG&A and R&D expenses of Japan includes ¥45,720 million for the year ended March 31, 2011 related to loss of the Great East Japan Earthquake.

Selected Quarterly Financial Data (Unaudited) * (Tables)	12 Months Ended
Mar. 31, 2011
Quarterly Financial Data

Quarterly financial data for the years ended March 31, 2009, 2010 and 2011 are set forth in the following table:

	Yen (millions)			Yen
	Net sales and other operating revenue	Operating Income (loss)	Net income (loss) attributable to Honda Motor Co., Ltd.	Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share
Year ended March 31, 2009:
First quarter	¥2,867,221	¥210,476	¥173,397	¥95.56
Second quarter	2,826,865	148,851	123,316	67.96
Third quarter	2,533,257	102,452	20,242	11.16
Fourth quarter	1,783,898	(272,136)	(179,950)	(99.17)

	¥10,011,241	¥189,643	¥137,005	¥75.50

Year ended March 31, 2010:
First quarter	¥2,002,212	¥25,164	¥7,560	¥4.17
Second quarter	2,056,655	65,543	54,037	29.78
Third quarter	2,240,740	176,971	134,627	74.19
Fourth quarter	2,279,567	96,097	72,176	39.78

	¥8,579,174	¥363,775	¥268,400	¥147.91

Year ended March 31, 2011:
First quarter	¥2,361,463	¥234,443	¥272,487	¥150.27
Second quarter	2,251,911	163,473	135,929	75.24
Third quarter	2,110,414	125,653	81,118	45.01
Fourth quarter (see note 1(u))	2,213,079	46,206	44,554	24.72

	¥8,936,867	¥569,775	¥534,088	¥295.67

*	All quarterly financial data is unaudited and also has not been reviewed by the independent registered public accounting firm.

General and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Automobile business	Mar. 31, 2010 Automobile business	Mar. 31, 2009 Automobile business	Mar. 31, 2011 Other adjustments	Mar. 31, 2011 Unallocated Fixed Production Overhead Earthquake	Mar. 31, 2011 Earthquake	Mar. 31, 2011 Earthquake Loss on Damaged Property, Plant and Equipment	Mar. 31, 2011 Earthquake Research and Development Expense	Apr. 30, 2010 Subsidiaries	Apr. 30, 2010 Subsidiaries Financing Receivables	Apr. 30, 2010 Accounting Standards Update 2009 -17 Entity
Significant Accounting Policies [Line Items]
Number of variable interest entities consolidated														10
Finance subsidiaries receivables													¥ 282,353
Finance subsidiaries, secured debt												274,329
Adjustment beginning retained earnings	1,432
Impairment loss on investments in securities	2,133	603	26,001
Impairment loss on long-lived assets excluding property on operating leases			13,591
Advertising and sales promotion costs	210,803	196,713	301,285
Impairment loss on goodwill						8,006
Carrying amount of goodwill	12,008	12,062
Weighted average number of common shares outstanding	1,806,360,505	1,814,605,803	1,814,560,728
Cost of sales, SG&A and R&D expenses	8,367,092	8,215,399	9,821,598	6,537,766	6,428,090	7,649,861	14,123		45,720
Cost of sales	6,496,841	6,414,721	7,419,582					15,062	17,450
Selling, general and administrative	¥ 1,382,660	¥ 1,337,324	¥ 1,838,819				¥ 14,123		¥ 28,270	¥ 15,647	¥ 7,723

Estimated Useful Lives used in computing Depreciation and Amortization of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2011 Year
Building
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful lives, minimum (years)	3
Estimated useful lives, maximum (years)	50
Machinery and equipment
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful lives, minimum (years)	2
Estimated useful lives, maximum (years)	20

Foreign Currency Translation and Transaction Net Gains or Losses (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Intercompany Foreign Currency Balance [Line Items]
Foreign currency translation and transaction gains (losses) included in other income (expenses)-other, net	¥ (60,514)	¥ (37,417)	¥ 3,148

Shipping and Handling Costs (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Shipping and handling costs included in selling, general and administrative expenses	¥ 160,773	¥ 151,197	¥ 224,262

Finance Income and Related Cost of Finance (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance income	¥ 573,458	¥ 618,811	¥ 596,525
Finance cost	¥ 309,850	¥ 321,491	¥ 341,282

Finance Subsidiaries-Receivables, Net (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 4,031,792	¥ 4,027,678
Retained interests in securitizations		27,555
Total	4,031,792	4,055,233
Less:
Allowance for credit losses	28,437	37,320
Allowance for losses on lease residual values	7,225	9,253
Unearned interest income and fees	19,916	27,672
Finance receivables, net	3,976,214	3,980,988
Finance subsidiaries-receivables, net	3,479,981	3,461,493
Less current portion	1,131,068	1,100,158
Noncurrent finance subsidiaries-receivables, net	2,348,913	2,361,335
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,368,014	3,246,493
Less:
Allowance for credit losses	25,578
Direct financing leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	362,136	449,459
Less:
Allowance for credit losses	1,455
Finance subsidiaries-receivables, net	333,979	411,228
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	301,642
Less:
Allowance for credit losses	1,404
Wholesale | Wholesale flooring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	267,526	301,418
Wholesale | Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	34,116	30,308
Trade receivables, net
Less:
Finance receivables, net	332,195	361,882
Other assets, net
Less:
Finance receivables, net	¥ 164,038	¥ 157,613

Allowance for Credit Losses on Finance Receivables (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses on finance receivables	¥ 28,437	¥ 37,320
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses on finance receivables	25,578
Direct financing leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses on finance receivables	1,455
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses on finance receivables	¥ 1,404

Age Analysis of Past Due Finance Receivables (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	¥ 4,031,792		¥ 4,027,678
Retail | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	21,118
Retail | 30-59 days past due | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	14,127
Retail | 30-59 days past due | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	5,325
Retail | 30-59 days past due | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,666
Direct financing leases | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,375
Wholesale | Wholesale flooring | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	125
Wholesale | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	125
30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	22,618
Retail | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,684
Retail | 60-89 days past due | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,625
Retail | 60-89 days past due | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	591
Retail | 60-89 days past due | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	468
Direct financing leases | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	179
Wholesale | Wholesale flooring | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	38
Wholesale | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	38
60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,901
Retail | 90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	4,560
Retail | 90 days and greater past due | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,191
Retail | 90 days and greater past due | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	474
Retail | 90 days and greater past due | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	895
Direct financing leases | 90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	584
Wholesale | Wholesale flooring | 90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	273
Wholesale | 90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	273
90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	5,417
Retail | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	28,362
Retail | Total past due | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	18,943
Retail | Total past due | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	6,390
Retail | Total past due | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,029
Direct financing leases | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,138
Wholesale | Wholesale flooring | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	436
Wholesale | Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	436
Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	30,936
Retail | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,339,652	[1]
Retail | Current | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,762,373	[1]
Retail | Current | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	421,605	[1]
Retail | Current | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	155,674	[1]
Direct financing leases | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	359,998	[1]
Wholesale | Wholesale flooring | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	267,090	[1]
Wholesale | Commercial loans | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	34,116	[1]
Wholesale | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	301,206	[1]
Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	4,000,856	[1]
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,368,014		3,246,493
Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,781,316
Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	427,995
Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	158,703
Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	362,136		449,459
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	301,642
Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	267,526		301,418
Wholesale | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	¥ 34,116		¥ 30,308

[1]	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit Quality Indicators (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 4,031,792	¥ 4,027,678
Retail
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,368,014	3,246,493
Retail | New auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	2,781,316
Retail | New auto loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	2,776,500
Retail | New auto loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,816
Retail | Used auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	427,995
Retail | Used auto loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	426,930
Retail | Used auto loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,065
Retail | Other loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	158,703
Retail | Other loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	157,340
Retail | Other loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,363
Retail | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,360,770
Retail | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	7,244
Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	362,136	449,459
Direct financing leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	361,373
Direct financing leases | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	763
Consumer
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,730,150
Consumer | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,722,143
Consumer | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	8,007
Dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	301,642
Dealer loans | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	158,142
Dealer loans | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	143,500
Wholesale flooring | Dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	267,526
Wholesale flooring | Dealer loans | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	144,118
Wholesale flooring | Dealer loans | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	123,408
Commercial loans | Dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	34,116
Commercial loans | Dealer loans | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	14,024
Commercial loans | Dealer loans | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 20,092

Contractual Maturities of Finance Receivables (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
2012	¥ 1,500,823
2013	1,009,647
2014	737,722
2015	492,135
2016	222,432
After five years	69,033
Financial Services Assets Finance Receivables, Total	2,530,969
Total	¥ 4,031,792	¥ 4,055,233

Finance Receivables - Additional Information (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Other finance receivables	¥ 59,520
Impaired finance receivables	¥ 19,574

Assets and Liabilities of Consolidated VIEs (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Finance subsidiaries-receivables, net	¥ 3,479,981		¥ 3,461,493
Total assets	11,570,874		11,629,115		11,818,917
Total liabilities	6,987,962		7,172,685
Primary beneficiary
Finance subsidiaries-receivables, net	500,208		351,386
Restricted cash	7,931	[1]	5,653	[1]
Other assets	1,688		1,232
Total assets	509,827		358,271
Secured debt	495,695	[2]	348,684	[2]
Other liabilities	532		257
Total liabilities	¥ 496,227		¥ 348,941

[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.
[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.

Variable Interest Entities and Securitizations - Additional Information (Detail) (Retail, Finance subsidiaries, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
Retail | Finance subsidiaries
Finance receivables sold subject to limited recourse provisions	¥ 13,346	¥ 428,642
Pre-tax net gains (losses) on sale of finance receivables		¥ 8,371

Retained Interests in Securitizations (Detail) (JPY ¥) In Millions	Mar. 31, 2010
Servicing Assets at Fair Value [Line Items]
Retained interests in securitizations	¥ 27,555
Subordinated certificates
Servicing Assets at Fair Value [Line Items]
Retained interests in securitizations	19,556
Residual interests
Servicing Assets at Fair Value [Line Items]
Retained interests in securitizations	¥ 7,999

Key Economic Assumptions used in Estimating the Fair Values at the Date of Securitizations (Detail)	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2009
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Weighted average life (years)	0
Prepayment speed		1.30%
Expected credit losses	0.00%
Residual cash flows discount rate	0.00%
Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Weighted average life (years)		1.22
Expected credit losses		0.27%
Residual cash flows discount rate		6.53%
Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Weighted average life (years)		1.53
Expected credit losses		1.32%
Residual cash flows discount rate		40.13%

Significant Assumptions used in Estimating the Retained Interest in Securitizations (Detail)	12 Months Ended
Mar. 31, 2010
Weighted average assumption
Prepayment speed	1.31%
Expected credit losses	0.44%
Residual cash flows discount rate	6.53%

Quantitative Information about Balances of Outstanding Securitized Portfolios (Detail) (Retail, JPY ¥) In Millions	Mar. 31, 2010
Retail
Servicing Assets at Amortized Value [Line Items]
Securitized receivables	¥ 263,222

Inventories (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Inventory [Line Items]
Finished goods	¥ 531,071	¥ 559,569
Work in process	49,606	35,558
Raw materials	319,136	340,502
Inventories (notes 5 and 9)	¥ 899,813	¥ 935,629

Equity Securities Included in Investments in Affiliates (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Carrying amount	¥ 171,198	¥ 177,766
Market value	¥ 177,293	¥ 405,596

Combined Financial Information in respect of Affiliates accounted for under the Equity Method (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,522,632	¥ 1,481,037
Other assets, principally property, plant and equipment	1,101,791	1,297,673
Total assets	2,624,423	2,778,710
Current liabilities	1,048,909	1,168,671
Other liabilities	226,242	273,024
Total liabilities	1,275,151	1,441,695
Equity	1,349,272	1,337,015
Net sales	5,071,486	4,529,748	5,081,861
Net income attributable to Honda's affiliates	356,822	223,622	203,550
Motorcycle business
Schedule of Equity Method Investments [Line Items]
Current assets	225,393	235,197
Other assets, principally property, plant and equipment	100,796	232,885
Total assets	326,189	468,082
Current liabilities	127,984	187,567
Other liabilities	7,392	13,085
Total liabilities	135,376	200,652
Equity	190,813	267,430
Net sales	1,189,024	992,264	1,064,366
Net income attributable to Honda's affiliates	104,790	83,467	73,945
Automobile business
Schedule of Equity Method Investments [Line Items]
Current assets	1,276,877	1,229,286
Other assets, principally property, plant and equipment	974,543	1,033,739
Total assets	2,251,420	2,263,025
Current liabilities	912,678	973,603
Other liabilities	213,215	254,773
Total liabilities	1,125,893	1,228,376
Equity	1,125,527	1,034,649
Net sales	3,857,890	3,512,551	3,988,672
Net income attributable to Honda's affiliates	253,468	137,471	126,994
Power product and other businesses
Schedule of Equity Method Investments [Line Items]
Current assets	20,362	16,554
Other assets, principally property, plant and equipment	26,452	31,049
Total assets	46,814	47,603
Current liabilities	8,247	7,501
Other liabilities	5,635	5,166
Total liabilities	13,882	12,667
Equity	32,932	34,936
Net sales	24,572	24,933	28,823
Net income attributable to Honda's affiliates	¥ (1,436)	¥ 2,684	¥ 2,611

Significant Investments in Affiliates accounted for under the Equity Method (Detail)	Mar. 31, 2011	Mar. 31, 2010
Motorcycle business | P.T. Astra Honda Motor
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Motorcycle business | Hero Honda Motors Limited
Schedule of Equity Method Investments [Line Items]
Percentage ownership		26.00%
Automobile business | Guangqi Honda Automobile Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile business | Dongfeng Honda Automobile Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile business | Dongfeng Honda Engine Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%

Investments in and Advances to affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 22, 2011	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Honda sold its investment in Hero Honda Motors Ltd. (HHML) with book value	¥ 34,275
Percentage of investment sold in Hero Honda Motors Ltd. (HHML)	26.00%
Proceeds from sales of investments in affiliates	71,073	71,073
Gain on sale of the investment		46,756
Equity in undistributed income of affiliates		379,179	366,592
Licensing Agreements
Schedule of Equity Method Investments [Line Items]
Consideration to be paid in installments	45,000
Net sales and other operating revenue	32,015
Gain on sale of the investment	¥ 46,756

Transactions with Affiliates (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	May 31, 2010	Mar. 31, 2009	Mar. 31, 2010
Related Party Transaction [Line Items]
Trade receivables from	¥ 131,974			¥ 152,215
Trade payables to	94,821			133,250
Purchases from	789,701	771,349	948,442
Sales to	¥ 590,077	¥ 510,630	¥ 515,590

Investments and Advances Due Within One Year (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Current
Advances	¥ 790	¥ 1,350
Certificates of deposit	1,366
Other		472
Other Investments and Marketable Securities Current, Total	2,487	3,714
Corporate bonds
Current
Marketable securities	331	31
U.S. government and agency debt securities
Current
Marketable securities		¥ 1,861

Investments and Advances Noncurrent (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Non-marketable equity securities accounted for under the cost method
Other	¥ 12,178	¥ 9,888
Guaranty deposits	23,735	25,452
Advances	1,159	1,517
Other	23,468	24,515
Other, including marketable equity securities (notes 4 and 7)	199,906	184,847
Auction rate securities
Non-marketable equity securities accounted for under the cost method
Non-marketable securities	6,948	10,041
Equity securities
Non-marketable equity securities accounted for under the cost method
Marketable securities	92,421	94,560
Government, agency and local bonds
Non-marketable equity securities accounted for under the cost method
Marketable securities	1,999	1,999
U.S. government and agency debt securities
Non-marketable equity securities accounted for under the cost method
Marketable securities	37,029	14,875
Preferred stock
Non-marketable equity securities accounted for under the cost method
Non-marketable securities	¥ 969	¥ 2,000

Marketable Securities (Detail) (JPY ¥) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Available-for-sale
Cost	¥ 46,017	¥ 51,045
Fair value	99,369	104,601
Gross unrealized gains	56,019	55,242
Gross unrealized losses	2,667	1,686
Held-to-maturity
Amortized cost	40,725	18,766
Fair value	40,649	18,862
Gross unrealized gains	91	98
Gross unrealized losses	¥ 167	¥ 2

Maturities of Debt Securities Classified as Held-to-maturity (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Due within one year	¥ 1,697
Due after one year through five years	39,028
Due after five years through ten years
Total	¥ 40,725

Investments and Advances-Other - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Realized net losses from available-for-sale securities included in other income (expenses) - other, net	¥ (96)	¥ (3)	¥ (4,308)

Gross Unrealized Losses on Marketable Securities (Detail) (JPY ¥) In Millions	3 Months Ended
Mar. 31, 2011
Available-for-sale
Less than 12 months	¥ 9,054
12 months or longer	7,759
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	16,813
Held-to-maturity
Less than 12 months	31,042
12 months or longer
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	31,042
Available-for-sale
Less than 12 months	(1,516)
12 months or longer	(1,151)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(2,667)
Held-to-maturity
Less than 12 months	(167)
12 months or longer
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	¥ (167)

Future Minimum Lease Rentals (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Years ending March 31
2012	¥ 241,097
2013	163,046
2014	60,470
2015	3,234
2016	505
Total future minimum lease rentals	¥ 468,352

Short-term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-term Debt [Line Items]
Short-term bank loans	¥ 268,600	¥ 260,648
Asset backed notes	35,908	37,719
Medium-term notes	184,437	129,903
Commercial paper	605,795	638,074
Short-term debt (notes 4 and 9)	¥ 1,094,740	¥ 1,066,344

Short-term and Long-term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
Weighted average interest rates on short-term debt outstanding	0.67%	0.81%
Weighted average interest rate on total outstanding long-term debt	2.29%	3.73%
Unused line of credit facilities	¥ 2,212,949
Committed lines of credit, none of which was in use	788,312
Minimum | Loans maturing through 2031 and 2029
Debt Disclosure [Line Items]
Interest rates of loans secured by trade accounts and notes receivable, inventories, and property, plant and equipment, subject to collateralization upon request	0.59%
Maximum | Loans maturing through 2031 and 2029
Debt Disclosure [Line Items]
Interest rates of loans secured by trade accounts and notes receivable, inventories, and property, plant and equipment, subject to collateralization upon request	15.13%
Asset Backed Notes Maturing Through 2013
Debt Disclosure [Line Items]
Weighted average interest rate of asset backed notes secured by finance subsidiaries-receivables	1.94%	2.15%
Minimum | Medium Term Notes Maturing Through 2023
Debt Disclosure [Line Items]
Medium term notes, unsecured, interest rates	5.42%	0.61%
Maximum | Medium Term Notes Maturing Through 2023
Debt Disclosure [Line Items]
Medium term notes, unsecured, interest rates	5.29%	0.49%
Commercial Paper
Debt Disclosure [Line Items]
Unused line of credit facilities	598,472
Medium-term Notes
Debt Disclosure [Line Items]
Unused line of credit facilities	¥ 1,614,477

Long-term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
Long-term debt	¥ 3,005,695	¥ 3,035,331
Less current portion	962,455	722,296
Long-term debt, excluding current portion (notes 4 and 9)	2,043,240	2,313,035
Parent Company | Bank Loans Maturing Through 2031
Debt Instrument [Line Items]
Unsecured debt	240	298
Parent Company | Japanese Yen 0.76 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	70,000	70,000
Long-term debt	70,240	70,298
Subsidiaries
Debt Instrument [Line Items]
Less unamortized discount, net	5,105	6,117
Long-term debt	2,935,455	2,965,033
Subsidiaries | Medium Term Notes Maturing Through 2023
Debt Instrument [Line Items]
Medium-term notes	1,408,960	1,498,379
Subsidiaries | Bank Loans Maturing Through 2029
Debt Instrument [Line Items]
Secured debt	19,827	17,336
Unsecured debt	804,396	881,872
Subsidiaries | Asset Backed Notes Maturing Through 2015
Debt Instrument [Line Items]
Secured debt	453,802	311,222
Subsidiaries | Japanese Yen 0.66 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Unsecured debt		30,000
Subsidiaries | Japanese Yen 0.94 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Unsecured debt		30,000
Subsidiaries | Japanese Yen 1.30 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | Japanese Yen 1.51 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 1.48 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.49 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	20,000	20,000
Subsidiaries | Japanese Yen 1.31 Percent Unsecured Bond Due 2013
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | Japanese Yen 1.05 Percent Unsecured Bond Due 2014
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.56 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000
Subsidiaries | Japanese Yen 0.59 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000
Subsidiaries | Thai Baht 4.20 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Unsecured debt		8,610
Subsidiaries | Thai Baht 4.72 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt	¥ 3,575	¥ 3,731

Long-term Debt (Parenthetical) (Detail)	Mar. 31, 2010
Parent Company | Japanese Yen 0.76 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Interest rate	0.76%
Subsidiaries | Japanese Yen 0.66 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Interest rate	0.66%
Subsidiaries | Japanese Yen 0.94 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Interest rate	0.94%
Subsidiaries | Japanese Yen 1.30 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Interest rate	1.30%
Subsidiaries | Japanese Yen 1.51 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Interest rate	1.51%
Subsidiaries | Japanese Yen 1.48 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Interest rate	1.48%
Subsidiaries | Japanese Yen 0.49 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Interest rate	0.49%
Subsidiaries | Japanese Yen 1.31 Percent Unsecured Bond Due 2013
Debt Instrument [Line Items]
Interest rate	1.31%
Subsidiaries | Japanese Yen 1.05 Percent Unsecured Bond Due 2014
Debt Instrument [Line Items]
Interest rate	1.05%
Subsidiaries | Japanese Yen 0.56 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Interest rate	0.56%
Subsidiaries | Japanese Yen 0.59 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Interest rate	0.59%
Subsidiaries | Thai Baht 4.20 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Interest rate	4.20%
Subsidiaries | Thai Baht 4.72 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Interest rate	4.72%

Pledged Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
Trade accounts and notes receivable	¥ 13,808	¥ 8,655
Inventories	11,691	3,777
Other current assets	5,337
Property, plant and equipment	24,548	20,492
Finance subsidiaries-receivables(see note 1(c))	¥ 504,587	¥ 352,618

Maturities of Long-term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
2012	¥ 962,455
2013	794,422
2014	575,521
2015	255,590
2016	299,961
After five years	117,746
Long Term Debt, Maturities, Repayments of Principal after Year One, Total	2,043,240
Long-term debt	¥ 3,005,695	¥ 3,035,331

Other Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Other Liabilities [Line Items]
Accrued liabilities for product warranty, excluding current portion	¥ 98,042	¥ 118,498
Pension and other postretirement benefits	542,917	581,418
Deferred income taxes	472,378	403,889
Other	263,193	336,715
Other liabilities (notes 4, 10, 11 and 13)	¥ 1,376,530	¥ 1,440,520

Total Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Income from continuing operations	¥ 206,827	¥ 146,869	¥ 109,835
Other comprehensive income (loss) (note 15)	(4,708)	27,708	(58,302)
Income Tax Expense (Benefit), Intraperiod Tax Allocation, Total	¥ 202,119	¥ 174,577	¥ 51,533

Income (Loss) Before Income Taxes and Income Tax Expense (Benefit) by Domestic and Foreign Source (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income before income taxes and equity in income of affiliates	¥ 630,548	¥ 336,198	¥ 161,734
Japanese
Income before income taxes and equity in income of affiliates	115,740	(24,723)	(132,652)
Foreign
Income before income taxes and equity in income of affiliates	¥ 514,808	¥ 360,921	¥ 294,386

Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Current Income Tax Expense (Benefit)	¥ 76,647	¥ 90,263	¥ 68,062
Deferred income taxes	130,180	56,606	41,773
Income from continuing operations	206,827	146,869	109,835
Japanese | Income Tax Expense Benefit Member
Income Taxes [Line Items]
Current Income Tax Expense (Benefit)	(52,701)	9,209	2,829
Deferred income taxes	22,324	(7,018)	7,654
Income from continuing operations	(30,377)	2,191	10,483
Foreign | Income Tax Expense Benefit Member
Income Taxes [Line Items]
Current Income Tax Expense (Benefit)	129,348	81,054	65,233
Deferred income taxes	107,856	63,624	34,119
Income from continuing operations	237,204	144,678	99,352
Income Tax Expense Benefit Member
Income Taxes [Line Items]
Deferred income taxes	130,180	56,606	41,773
Income from continuing operations	¥ 206,827	¥ 146,869	¥ 109,835

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Income Taxes [Line Items]
Statutory income tax rate	40.00%	40.00%	40.00%
Net change in the total valuation allowance	¥ 12,069	¥ 4,872	¥ 14,104
Recognized interest and penalties included in income tax expense	6,050	335	3,604
Accrued interest and accrued penalties	2,685	9,007
Operating loss carryforward	209,470
Tax credit carryforward	3,822
Deferred tax liabilities not recognized on indefinitely reinvested foreign earnings	114,260	104,239
Undistributed earnings not subject to deferred tax liabilities	3,718,929	3,497,656
Unrecognized tax benefits	46,265	109,473	125,771	99,527
Unrecognized tax benefits that would impact Honda's effective income tax rate, if recognized	41,264	105,318	103,982
Open tax years under income tax examination	Honda has open tax years from primarily 2002 to 2011 with various significant taxing jurisdictions including the United States (fiscal years 2002-2011), Japan (fiscal years 2005-2011), Canada, the United Kingdom, Germany, France, Belgium, Thailand, India, Brazil, and Australia.
Japanese
Income Taxes [Line Items]
Statutory income tax rate	40.00%	40.00%	40.00%
Foreign | Lower limit
Income Taxes [Line Items]
Statutory income tax rate	16.00%
Foreign | Upper limit
Income Taxes [Line Items]
Statutory income tax rate	40.00%
Withholding taxes for dividends and royalties paid to foreign tax jurisdictions
Income Taxes [Line Items]
Foreign current income taxes		¥ 27,424	¥ 27,656

Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	40.00%		40.00%		40.00%
Recognition of valuation allowance	2.30%	[1]	6.20%	[1]	17.30%	[1]
Difference in statutory tax rates of foreign subsidiaries	(6.20%)	[2]	(6.30%)	[2]	(25.80%)	[2]
Reversal of valuation allowance	(0.70%)		(0.90%)		(0.40%)
Research and development credit	(0.30%)		(0.30%)		(1.70%)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	6.10%	[3]	4.10%	[3]	21.70%	[3]
Undistributed earnings of subsidiaries and affiliates	2.80%		3.70%		11.60%
Other adjustments relating to prior years			(1.60%)		(5.90%)
Adjustments for unrecognized tax benefits	(10.30%)		0.60%		11.50%
Other	(0.90%)		(1.80%)		(0.40%)
Effective tax rate	32.80%		43.70%		67.90%

[1]	Due to the decrease in the amount of foreign tax credit carryforwards expected to be utilized in the future years, the Company had recorded a valuation allowance for the related deferred tax asset as of March 31, 2009.
[2]	Income before income taxes of foreign subsidiaries whose statutory income tax rate is lower than the statutory income tax rate of 40% in Japan accounted for a larger portion of Honda's consolidated income before income taxes for the year ended March 31, 2009, which contributed to the lower effective tax rate.
[3]	The Company did not utilize indirect foreign tax credit against dividend income from foreign subsidiaries and affiliates because of the decrease in taxable income for the year ended March 31, 2009, which resulted in the higher effective tax rate.

Temporary Differences that give rise to Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Inventories	¥ 27,461	¥ 28,641
Allowance for dealers and customers	98,479	102,128
Accrued bonus	33,531	30,938
Property, plant and equipment	68,417	67,879
Foreign tax credit carryforwards	719	1,367
Operating loss carryforwards	69,441	112,675
Pension and other postretirement benefits	225,590	239,087
Other	156,636	136,275
Total gross deferred tax assets	680,274	718,990
Less valuation allowance	65,479	53,410
Net deferred tax assets	614,795	665,580
Deferred tax liabilities:
Inventories	(9,351)	(8,713)
Prepaid pension expenses	(19,948)	(26,971)
Property, plant and equipment, excluding lease transactions	(50,691)	(50,134)
Direct financing lease transactions	(16,181)	(27,768)
Operating lease transactions	(468,914)	(405,062)
Undistributed earnings of subsidiaries and affiliates	(100,389)	(108,933)
Net unrealized gains on available-for-sale securities	(19,737)	(20,057)
Other	(40,454)	(38,944)
Total gross deferred tax liabilities	(725,665)	(686,582)
Net deferred tax asset (liability)	¥ (110,870)	¥ (21,002)

Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Current assets-Deferred income taxes	¥ 202,291	¥ 176,604
Other assets	160,379	208,376
Other current liabilities	(1,162)	(2,093)
Other liabilities	(472,378)	(403,889)
Net deferred tax asset (liability)	¥ (110,870)	¥ (21,002)

Operating Loss and Tax Credit Carryforwards (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Income Taxes [Line Items]
Operating loss carryforwards	¥ 209,470
Tax credit carryforwards	3,822
Within 1 year
Income Taxes [Line Items]
Operating loss carryforwards	850
Tax credit carryforwards	560
1 to 5 years
Income Taxes [Line Items]
Operating loss carryforwards	4,835
Tax credit carryforwards	903
5 to 20 years
Income Taxes [Line Items]
Operating loss carryforwards	116,871
Indefinite periods
Income Taxes [Line Items]
Operating loss carryforwards	86,914
Tax credit carryforwards	589
5 to 15 years
Income Taxes [Line Items]
Tax credit carryforwards	¥ 1,770

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 109,473		¥ 125,771		¥ 99,527
Additions for tax positions related to the current year	12,338		4,207		6,515
Additions for tax positions of prior years	7,280		2,422		22,137
Reductions for tax positions of prior years	(71,519)	[1]	(20,225)	[1]	(1,948)	[1]
Settlements	(9,191)	[1]	(716)	[1]	(7)	[1]
Reductions for statute of limitations	(8)
Effect of exchange rate changes	(2,108)		(1,986)		(453)
Balance at end of year	¥ 46,265		¥ 109,473		¥ 125,771

[1]	Due to mutual negotiated agreement regarding transfer pricing matters of overseas transaction between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.

Dividends and Legal Reserves - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Stockholders Equity Note [Line Items]
Dividends and legal reserves requirements	The Company Law of Japan provides that earnings in an amount equal to 10% of dividends of retained earnings shall be appropriated as a capital surplus or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital surplus and a legal reserve equals 25% of stated capital.
Dividends per share	¥ 51	¥ 34	¥ 77
Dividend declared
Stockholders Equity Note [Line Items]
Future dividend, declaration	Jun 1, 2011
Future dividend, per share	¥ 15
Future dividend, aggregate	¥ 27,034
Future dividend, proposed and resolved in the general shareholders' meeting	Jun 1, 2011

Reconciliations of Beginning and Ending Balances of the Pension Benefit Obligations and the Fair Value of the Plan Assets (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ (1,157,951)	¥ (1,129,636)
Service cost	(35,209)	(37,215)
Interest cost	(23,159)	(22,593)
Actuarial gain (loss)	(2,936)	(12,484)
Benefits paid	45,229	43,977
Benefit obligations at end of year	(1,174,026)	(1,157,951)
Change in plan assets:
Balance at beginning of year	694,738	578,832
Actual return on plan assets	26,760	89,610
Employer contributions	72,076	70,273
Benefits paid	(45,229)	(43,977)
Balance at end of year	748,345	694,738
Funded status	(425,681)	(463,213)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	1,171	1,259
Current liabilities	(403)	(360)
Noncurrent liabilities	(426,449)	(464,112)
Total	(425,681)	(463,213)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	436,688	458,609
Prior service cost (benefit)	(154,279)	(170,583)
Total	282,409	288,026
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(1,156,330)	(1,147,349)
Accumulated benefit obligations	(1,086,774)	(1,070,640)
Fair value of plan assets	731,018	683,298
Foreign plans
Change in benefit obligations:
Benefit obligations at beginning of year	(430,683)	(296,305)
Service cost	(18,113)	(15,210)
Interest cost	(24,165)	(23,135)
Plan participants' contributions	(199)	(129)
Actuarial gain (loss)	(20,033)	(99,498)
Benefits paid	7,672	9,352
Amendment		(1,325)
Other	742	(7,162)
Foreign currency translation	38,620	2,729
Benefit obligations at end of year	(446,159)	(430,683)
Change in plan assets:
Balance at beginning of year	379,648	285,214
Actual return on plan assets	37,866	94,507
Employer contributions	20,617	11,405
Plan participants' contributions	199	129
Benefits paid	(7,672)	(9,352)
Foreign currency translation	(35,093)	(2,255)
Balance at end of year	395,565	379,648
Funded status	(50,594)	(51,035)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	4,735	9,479
Current liabilities	(86)	(21)
Noncurrent liabilities	(55,243)	(60,493)
Total	(50,594)	(51,035)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	135,868	132,730
Net transition obligation	140	171
Prior service cost (benefit)	532	537
Total	136,540	133,438
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(298,015)	(368,470)
Accumulated benefit obligations	(273,168)	(317,593)
Fair value of plan assets	¥ 263,553	¥ 307,988

Pension and Other Postretirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligations	¥ 1,101,299	¥ 1,079,634
Estimated actuarial loss for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	20,367
Estimated prior service cost (benefit) for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	16,304
Expected contribution to pension plans in the year ending March 31, 2012	71,288
Japanese plans | Level 1 | Equity securities | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	11.00%	13.00%
Japanese plans | Level 1 | Equity securities | United States
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	41.00%	43.00%
Japanese plans | Level 1 | Equity securities | Other countries
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	48.00%	44.00%
Japanese plans | Level 2
Pension and Other Postretirement Benefits Disclosure [Line Items]
Derivative asset position, gross	2,813	1,525
Derivative liability position, gross	8,759	12,352
Japanese plans | Level 2 | Debt Securities | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan debt securities	27.00%	26.00%
Japanese plans | Level 2 | Debt Securities | United States
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan debt securities	22.00%	23.00%
Japanese plans | Level 2 | Debt Securities | Other countries
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan debt securities	51.00%	51.00%
Foreign plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligations	386,686	369,595
Estimated actuarial loss for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	6,135
Estimated net transition obligation for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	33
Estimated prior service cost (benefit) for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	7
Expected contribution to pension plans in the year ending March 31, 2012	¥ 21,527
Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	7.00%	8.00%
United States
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	44.00%	48.00%
Other countries
Pension and Other Postretirement Benefits Disclosure [Line Items]
Pension plan equity securities	49.00%	44.00%

Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥ (12,220)	[1]	¥ 6,773	[1]	¥ (79,119)	[1]
Amortization of actuarial loss (gain)	(11,809)	[1]	(12,329)	[1]	(14,433)	[1]
Japanese plans
Pension Cost
Service cost-benefits earned during the year	35,209		37,215		41,175
Interest cost on projected benefit obligations	23,159		22,593		24,201
Expected return on plan assets	(22,972)		(22,080)		(30,213)
Amortization of actuarial loss (gain)	21,871		27,288		21,316
Amortization of prior service cost (benefit)	(16,304)		(16,304)		(9,543)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	40,963		48,712		46,936
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	(50)		(56,262)		157,347
Amortization of actuarial loss (gain)	(21,871)		(27,288)		(21,316)
Prior service cost (benefit)					(135,212)
Amortization of prior service cost (benefit)	16,304		16,304		9,543
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, Total	(5,617)		(67,246)		10,362
Total recognized in Pension cost and Other comprehensive income (loss)	35,346		(18,534)		57,298
Foreign plans
Pension Cost
Service cost-benefits earned during the year	18,113		15,210		27,198
Interest cost on projected benefit obligations	24,165		23,135		26,558
Expected return on plan assets	(27,332)		(27,675)		(38,297)
Amortization of actuarial loss (gain)	5,422		1,403		433
Amortization of net transition Obligation	31		31		32
Amortization of prior service cost (benefit)	5		(44)		808
Other	382		7,162		4,582
Defined Benefit Plan, Net Periodic Benefit Cost, Total	20,786		19,222		21,314
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	8,560		32,479		83,040
Amortization of actuarial loss (gain)	(5,422)		(1,403)		(433)
Amortization of net transition obligation	(31)		(31)		(32)
Prior service cost (benefit)			989		(6,932)
Amortization of prior service cost (benefit)	(5)		44		(808)
Other					(808)
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, Total	3,102		32,078		74,027
Total recognized in Pension cost and Other comprehensive income (loss)	¥ 23,888		¥ 51,300		¥ 95,341

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).

Weighted-average Assumptions Used to determine Benefit Obligation (Detail)	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%
Rate of salary increase	2.20%	2.30%
Foreign plans | Lower limit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.50%	5.60%
Rate of salary increase	1.50%	1.50%
Foreign plans | Upper limit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	6.00%	6.50%
Rate of salary increase	4.60%	5.30%

Weighted-average Assumptions Used to determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Japanese plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%	2.00%
Rate of salary increase	2.30%	2.30%	2.30%
Expected long-term rate of return	3.00%	3.00%	4.00%
Foreign plans | Lower limit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.60%	6.90%	5.50%
Rate of salary increase	1.50%	1.50%	2.90%
Expected long-term rate of return	6.50%	6.50%	6.50%
Foreign plans | Upper limit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	6.50%	8.00%	6.80%
Rate of salary increase	5.30%	6.40%	6.40%
Expected long-term rate of return	8.00%	8.00%	8.00%

Fair Value of the Japanese Pension Plan Assets by Asset Category (Detail) (Japanese plans, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 748,345	¥ 694,738	¥ 578,832
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	432,919	406,925
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	24,458	12,222
Level 1 | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	222,184	221,048
Level 1 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,766	3,086
Level 1 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	180,841	170,302
Level 1 | Pooled Funds | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	415	316
Level 1 | Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	255	(49)
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	257,994	258,727
Level 2 | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4
Level 2 | Short-term investments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		763
Level 2 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,173	3,205
Level 2 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	76,329	82,542
Level 2 | Group Annuities | General Accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	14,029	9,257
Level 2 | Group Annuities | Separate Accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12,906	13,069
Level 2 | Pooled Funds | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	158,754	160,669
Level 2 | Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(6,201)	(10,778)
Equity securities | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	260	139
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	57,432	29,086	74,410
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,022	229
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		274
Level 3 | Pooled Funds | Hedge funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	55,464	28,444	72,660
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	686
Level 3 | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	686
Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	222,448	221,187
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	24,458	12,222
Short-term investments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		763
Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,961	6,520
Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	257,170	253,118
Group Annuities | General Accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	14,029	9,257
Group Annuities | Separate Accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12,906	13,069
Pooled Funds | Hedge funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	55,464	28,444
Pooled Funds | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	159,855	160,985
Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ (5,946)	¥ (10,827)

Reconciliation for Level 3 Japanese Pension Plan Assets (Detail) (Japanese plans, JPY ¥) In Millions	12 Months Ended					12 Months Ended
	Mar. 31, 2011 Level 3	Mar. 31, 2010 Level 3	Mar. 31, 2011 Level 3 Pooled Funds Hedge funds	Mar. 31, 2010 Level 3 Pooled Funds Hedge funds	Mar. 31, 2011 Level 3 Pooled Funds Commingled and Other Mutual Funds	Mar. 31, 2011 Level 3 Equity securities	Mar. 31, 2010 Level 3 Equity securities	Mar. 31, 2011 Level 3 Corporate bonds	Mar. 31, 2010 Level 3 Corporate bonds	Mar. 31, 2011 Level 3 Government, agency and local bonds	Mar. 31, 2010 Level 3 Government, agency and local bonds	Mar. 31, 2011 Level 3 Commingled and Other Mutual Funds	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Pooled Funds Hedge funds	Mar. 31, 2010 Pooled Funds Hedge funds	Mar. 31, 2011 Pooled Funds Commingled and Other Mutual Funds	Mar. 31, 2010 Pooled Funds Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	¥ 29,086	¥ 74,410	¥ 28,444	¥ 72,660	¥ 686	¥ 139	¥ 114	¥ 229	¥ 332	¥ 274	¥ 1,304		¥ 748,345	¥ 694,738	¥ 578,832	¥ 55,464	¥ 28,444	¥ 159,855	¥ 160,985
Actual return on plan assets:
Relating to assets still held at the reporting date	(332)	1,896	(276)	1,805		(56)	15		69		7
Relating to assets sold during the period	(121)	685	(133)	285		(7)	16	19	25		359
Purchases, sales and settlements, net	29,336	(48,110)	27,429	(46,306)		290	(6)	931	(402)		(1,396)	686
Transfers in and/or out of Level 3	(537)	205				(106)		(157)	205	(274)
Balance at end of year	¥ 57,432	¥ 29,086	¥ 55,464	¥ 28,444	¥ 686	¥ 260	¥ 139	¥ 1,022	¥ 229		¥ 274	¥ 686	¥ 748,345	¥ 694,738	¥ 578,832	¥ 55,464	¥ 28,444	¥ 159,855	¥ 160,985

Fair Value of the Foreign Pension Plan Assets by Plan Category (Detail) (Foreign plans, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 395,565	¥ 379,648	¥ 285,214
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	147,495	166,199
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,266	2,083
Level 1 | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	140,404	161,462
Level 1 | Short-term investments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	235
Level 1 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		6
Level 1 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,597	2,651
Level 1 | Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(7)	(3)
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	219,676	197,971
Level 2 | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	57	1
Level 2 | Short-term investments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,684	15,962
Level 2 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	44,838	37,254
Level 2 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	41,995	35,470
Level 2 | Pooled Funds | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		104,360
Level 2 | Asset backed securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,692	4,955
Level 2 | Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(169)	(31)
Level 2 | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	118,579
Equity securities | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		208
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	28,394	15,478	7,088
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	47	278
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	100	3,966
Level 3 | Pooled Funds | Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	11,698	5,366	3,514
Level 3 | Pooled Funds | Private equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,952	5,228
Level 3 | Pooled Funds | Hedge funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,148
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		27
Level 3 | Asset backed securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	94	406
Level 3 | Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1	(1)
Level 3 | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,354	27
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,266	2,083
Short-term investments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,919	15,962
Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	140,461	161,671
Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	44,885	37,538
Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	44,692	42,087
Pooled Funds | Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	11,698	5,366
Pooled Funds | Private equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,952	5,228
Pooled Funds | Hedge funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,148
Pooled Funds | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		104,387
Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(175)	(35)
Asset backed securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,786	5,361
Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 119,933

Reconciliation for Level 3 Foreign Pension Plan Assets (Detail) (Foreign plans, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	¥ 379,648	¥ 285,214
Actual return on plan assets:
Foreign currency translation	(35,093)	(2,255)
Balance at end of year	395,565	379,648
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	15,478	7,088
Actual return on plan assets:
Relating to assets still held at the reporting date	1,788	207
Relating to assets sold during the period	235	147
Purchases, sales and settlements, net	14,265	6,655
Transfers in and/or out of Level 3	(1,841)	1,687
Foreign currency translation	(1,531)	(306)
Balance at end of year	28,394	15,478
Level 3 | Pooled Funds | Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	5,366	3,514
Actual return on plan assets:
Relating to assets still held at the reporting date	634	(233)
Purchases, sales and settlements, net	6,165	94
Transfers in and/or out of Level 3	6	1,996
Foreign currency translation	(473)	(5)
Balance at end of year	11,698	5,366
Level 3 | Pooled Funds | Private equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	5,228
Actual return on plan assets:
Relating to assets still held at the reporting date	913	233
Purchases, sales and settlements, net	4,690	5,114
Transfers in and/or out of Level 3	(2,425)
Foreign currency translation	(454)	(119)
Balance at end of year	7,952	5,228
Level 3 | Pooled Funds | Hedge funds
Actual return on plan assets:
Relating to assets still held at the reporting date	225
Purchases, sales and settlements, net	7,143
Foreign currency translation	(220)
Balance at end of year	7,148
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Actual return on plan assets:
Relating to assets still held at the reporting date		10
Purchases, sales and settlements, net		14
Transfers in and/or out of Level 3		2
Foreign currency translation		1
Balance at end of year		27
Level 3 | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	208	8
Actual return on plan assets:
Relating to assets still held at the reporting date		8
Relating to assets sold during the period	(3)	(1)
Purchases, sales and settlements, net	(190)	193
Transfers in and/or out of Level 3	1
Foreign currency translation	(16)
Balance at end of year		208
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	278	586
Actual return on plan assets:
Relating to assets still held at the reporting date		32
Relating to assets sold during the period	(34)	52
Purchases, sales and settlements, net	(175)	(136)
Transfers in and/or out of Level 3	1	(225)
Foreign currency translation	(23)	(31)
Balance at end of year	47	278
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	3,966	2,979
Actual return on plan assets:
Relating to assets still held at the reporting date	7	152
Relating to assets sold during the period	268	93
Purchases, sales and settlements, net	(3,840)	982
Transfers in and/or out of Level 3	14	(86)
Foreign currency translation	(315)	(154)
Balance at end of year	100	3,966
Level 3 | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	27
Actual return on plan assets:
Relating to assets sold during the period	(2)
Purchases, sales and settlements, net	737
Transfers in and/or out of Level 3	586
Foreign currency translation	6
Balance at end of year	1,354
Level 3 | Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	(1)	1
Actual return on plan assets:
Relating to assets sold during the period	1	3
Purchases, sales and settlements, net	2	(5)
Foreign currency translation	(1)
Balance at end of year	1	(1)
Level 3 | Asset backed securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Balance at beginning of year	406
Actual return on plan assets:
Relating to assets still held at the reporting date	9	5
Relating to assets sold during the period	5
Purchases, sales and settlements, net	(267)	399
Transfers in and/or out of Level 3	(24)
Foreign currency translation	(35)	2
Balance at end of year	94	406
Pooled Funds | Real Estate
Actual return on plan assets:
Balance at end of year	11,698	5,366
Pooled Funds | Private equity funds
Actual return on plan assets:
Balance at end of year	7,952	5,228
Pooled Funds | Hedge funds
Actual return on plan assets:
Balance at end of year	7,148
Pooled Funds | Commingled and Other Mutual Funds
Actual return on plan assets:
Balance at end of year		104,387
Commingled and Other Mutual Funds
Actual return on plan assets:
Balance at end of year	¥ 119,933

Estimated Future Gross Benefit Payments (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Japanese plans
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2012	¥ 41,519
2013	41,562
2014	43,307
2015	43,899
2016	46,024
2017-2021	265,113
Foreign plans
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2012	8,102
2013	8,783
2014	9,857
2015	11,241
2016	12,663
2017-2021	¥ 103,045

Supplemental Disclosure of Cash Flow Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash paid (provided), net during the year for:
Interest	¥ 128,401	¥ 154,814	¥ 211,298
Income taxes	¥ 174,092	¥ (229)	¥ 160,631

Supplemental Disclosures of Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Retired treasury stock	23,400
Treasury stock
Retirement of treasury stock	¥ 80,417
Retained earnings
Retirement of treasury stock	¥ (80,417)

Components and Related Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Adjustments from foreign currency translation:
Balance at beginning of year	¥ (977,488)		¥ (1,068,585)		¥ (591,269)
Adjustments for the year	(290,745)		91,097		(477,316)
Balance at end of year	(1,268,233)		(977,488)		(1,068,585)
Net unrealized gains on available-for-sale securities:
Balance at beginning of year	29,724		6,617		31,680
Reclassification adjustments for losses (gains) realized in net income	70		353		17,372
Increase (decrease) in net unrealized gains on available-for-sale securities	505		22,754		(42,435)
Balance at end of year	30,299		29,724		6,617
Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	(324)				460
Reclassification adjustments for losses (gains) realized in net income	(646)		194		(412)
Increase (decrease) in net unrealized gains on derivative instruments	814		(518)		(48)
Balance at end of year	(156)		(324)
Pension and other postretirement benefits adjustment*
Balance at beginning of year	(260,074)		(260,860)		(223,069)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	7,739	[1]	7,581	[1]	8,958	[1]
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(4,955)	[1]	(6,795)	[1]	(46,749)	[1]
Balance at end of year	(257,290)		(260,074)		(260,860)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,208,162)		(1,322,828)		(782,198)
Adjustments for the year	(287,218)		114,666		(540,630)
Balance at end of year	¥ (1,495,380)		¥ (1,208,162)		¥ (1,322,828)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Before-tax amount
Adjustments from foreign currency translation	¥ (292,106)		¥ 87,644		¥ (491,509)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	193		35,581		(70,280)
Reclassification adjustments for losses (gains) realized in net income	116		588		28,311
Net unrealized gains (losses)	309		36,169		(41,969)
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	1,359		(865)		(80)
Reclassification adjustments for losses (gains) realized in net income	(1,077)		324		(688)
Net unrealized gains (losses)	282		(541)		(768)
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(12,220)	[1]	6,773	[1]	(79,119)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	11,809	[1]	12,329	[1]	14,433	[1]
Net unrealized gains (losses)	(411)	[1]	19,102	[1]	(64,686)	[1]
Other comprehensive income (loss)	(291,926)		142,374		(598,932)
Tax (expense) or benefit (note 10)
Adjustments from foreign currency translation	1,361		3,453		14,193
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	312		(12,827)		27,845
Reclassification adjustments for losses (gains) realized in net income	(46)		(235)		(10,939)
Net unrealized gains (losses)	266		(13,062)		16,906
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(545)		347		32
Reclassification adjustments for losses (gains) realized in net income	431		(130)		276
Net unrealized gains (losses)	(114)		217		308
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	7,265	[1]	(13,568)	[1]	32,370	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	(4,070)	[1]	(4,748)	[1]	(5,475)	[1]
Net unrealized gains (losses)	3,195	[1]	(18,316)	[1]	26,895	[1]
Other comprehensive income (loss)	4,708		(27,708)		58,302
Net-of-tax amount
Adjustments from foreign currency translation	(290,745)		91,097		(477,316)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	505		22,754		(42,435)
Reclassification adjustments for losses (gains) realized in net income	70		353		17,372
Net unrealized gains (losses)	575		23,107		(25,063)
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	814		(518)		(48)
Reclassification adjustments for losses (gains) realized in net income	(646)		194		(412)
Net unrealized gains (losses)	168		(324)		(460)
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(4,955)	[1]	(6,795)	[1]	(46,749)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	7,739	[1]	7,581	[1]	8,958	[1]
Net unrealized gains (losses)	2,784	[1]	786	[1]	(37,791)	[1]
Other comprehensive income (loss)	¥ (287,218)		¥ 114,666		¥ (540,630)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).

Assets and Liabilities at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets:
Retained interests in securitizations		¥ 27,555
Level 1 | Fair Value, Measurements, Recurring
Assets:
Available-for-sale securities	92,421	94,560
Total	92,421	94,560
Level 1 | Fair Value, Measurements, Recurring | Marketable equity securities
Assets:
Available-for-sale securities	92,421	94,560
Level 2 | Fair Value, Measurements, Recurring
Assets:
Derivative instruments	87,639	106,257
Total	87,639	106,257
Liabilities:
Derivative instruments	48,147	(84,519)
Total	48,147	(84,519)
Level 2 | Fair Value, Measurements, Recurring | Foreign exchange instruments
Assets:
Derivative instruments	57,880	70,905
Liabilities:
Derivative instruments	15,712	(23,432)
Level 2 | Fair Value, Measurements, Recurring | Interest rate instruments
Assets:
Derivative instruments	29,759	35,352
Liabilities:
Derivative instruments	32,435	(61,087)
Level 3 | Fair Value, Measurements, Recurring
Assets:
Retained interests in securitizations		27,555
Derivative instruments	154	1,025
Available-for-sale securities	6,948	10,041
Total	7,102	38,621
Liabilities:
Derivative instruments	155
Total	155
Level 3 | Fair Value, Measurements, Recurring | Interest rate instruments
Assets:
Derivative instruments	154	1,025
Liabilities:
Derivative instruments	155
Level 3 | Fair Value, Measurements, Recurring | Auction rate securities
Assets:
Available-for-sale securities	6,948	10,041
Gross fair value | Fair Value, Measurements, Recurring
Assets:
Retained interests in securitizations		27,555
Derivative instruments	87,793	107,282
Available-for-sale securities	99,369	104,601
Total	187,162	239,438
Liabilities:
Derivative instruments	48,302	(84,519)
Total	48,302	(84,519)
Gross fair value | Fair Value, Measurements, Recurring | Foreign exchange instruments
Assets:
Derivative instruments	57,880	70,905
Liabilities:
Derivative instruments	15,712	(23,432)
Gross fair value | Fair Value, Measurements, Recurring | Interest rate instruments
Assets:
Derivative instruments	29,913	36,377
Liabilities:
Derivative instruments	32,590	(61,087)
Gross fair value | Fair Value, Measurements, Recurring | Marketable equity securities
Assets:
Available-for-sale securities	92,421	94,560
Gross fair value | Fair Value, Measurements, Recurring | Auction rate securities
Assets:
Available-for-sale securities	6,948	10,041
Netting adjustment | Fair Value, Measurements, Recurring
Assets:
Derivative instruments	(26,641)	(44,417)
Total	(26,641)	(44,417)
Liabilities:
Derivative instruments	(26,641)	44,417
Total	(26,641)	44,417
Fair Value, Measurements, Recurring
Assets:
Retained interests in securitizations		27,555
Derivative instruments	61,152	62,865
Available-for-sale securities	99,369	104,601
Total		195,021
Liabilities:
Derivative instruments	21,661	(40,102)
Total	21,661	(40,102)
Fair Value, Measurements, Recurring | Marketable equity securities
Assets:
Available-for-sale securities	92,421	94,560
Fair Value, Measurements, Recurring | Auction rate securities
Assets:
Available-for-sale securities	¥ 6,948	¥ 10,041

Reconciliation for all Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 38,621	¥ 57,848
Adjustment resulting from the adoption of new accounting standards on variable interest entities (notes 1(c) and 4)	(28,582)
Total realized/unrealized gains or losses
Included in earnings	(94)	10,154
Included in other comprehensive income (loss)	349	1,746
Purchases, issuances, and settlements, net	(2,329)	(29,202)
Foreign currency translation	(1,018)	(1,925)
Balance at end of year	6,947	38,621
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	(94)	10,154
Included in earnings		5,459
Included in other comprehensive income (loss)	67	1,746
Retained interests in securitizations
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	27,555	45,648
Adjustment resulting from the adoption of new accounting standards on variable interest entities (notes 1(c) and 4)	(27,555)
Total realized/unrealized gains or losses
Included in earnings		8,990
Purchases, issuances, and settlements, net		(25,706)
Foreign currency translation		(1,377)
Balance at end of year		27,555
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings		8,990
Included in earnings		4,834
Interest rate instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	1,025	2,294
Adjustment resulting from the adoption of new accounting standards on variable interest entities (notes 1(c) and 4)	(1,027)
Total realized/unrealized gains or losses
Included in earnings	2	1,164
Purchases, issuances, and settlements, net		(2,341)
Foreign currency translation	(1)	(92)
Balance at end of year	(1)	1,025
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	2	1,164
Included in earnings		625
Auction rate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	10,041	9,906
Total realized/unrealized gains or losses
Included in earnings	(96)
Included in other comprehensive income (loss)	349	1,746
Purchases, issuances, and settlements, net	(2,329)	(1,155)
Foreign currency translation	(1,017)	(456)
Balance at end of year	6,948	10,041
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	(96)
Included in other comprehensive income (loss)	¥ 67	¥ 1,746

Fair Value Measurements - Additional Information (Detail) (Level 3, Auction rate securities, AAA credit rating, United States Government guarantee)	Mar. 31, 2011
Level 3 | Auction rate securities | AAA credit rating | United States Government guarantee
Fair Value, Measurement Inputs, Disclosure [Line Items]
Subsidiary's auction rate securities (ARS) holdings, percentage guaranteed by the United States Government	95.00%

Estimated Fair Values of Significant Financial Instruments (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 3,479,981		¥ 3,461,493
Held-to-maturity securities	40,725		18,766
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	3,642,235	[1]	3,569,760	[1]
Held-to-maturity securities	40,725		18,766
Debt	(4,100,435)		(4,101,675)
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	3,701,218	[1]	3,638,964	[1]
Held-to-maturity securities	40,649		18,862
Debt	¥ (4,159,300)		¥ (4,191,389)

[1]	The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table exclude ¥411,228 million and ¥333,979 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2010 and 2011 in the table also include ¥519,495 million and ¥496,233 million of finance receivables classified as trade receivables and other assets in the consolidated balance sheets, respectively.

Estimated Fair Values of Significant Financial Instruments (Parenthetical) (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets	¥ 3,479,981	¥ 3,461,493
Finance subsidiaries-receivables classified as trade receivables and other assets in the consolidated balance sheets	496,233	519,495
Direct financing leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets	¥ 333,979	¥ 411,228

Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Foreign exchange instruments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives designated as hedging instruments	¥ 15,050	¥ 26,542
Derivatives not designated as hedging instruments	1,204,695	1,364,514
Foreign exchange instruments | Foreign currency forward exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives designated as hedging instruments	15,050	26,542
Derivatives not designated as hedging instruments	611,359	552,585
Foreign exchange instruments | Foreign currency option contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	44,237	92,965
Foreign exchange instruments | Currency swap agreements
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	549,099	718,964
Interest rate instruments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	3,566,605	3,806,091
Interest rate instruments | Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	¥ 3,566,605	¥ 3,806,091

Risk Management Activities and Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2008	Mar. 31, 2011 Upper limit
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amounts recognized in accumulated other comprehensive income (loss)	¥ (156)	¥ (324)	¥ 460
Expected to be recognized in earnings within the next twelve months	¥ (156)	¥ (324)
Period that hedges the changes in cash flows related to the risk of foreign currency rate				Two months

Estimated Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivatives, Fair Value [Line Items]
Asset derivatives	¥ 61,152	¥ 62,832
Liability derivatives	(21,547)	(39,456)
Foreign exchange instruments | Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives		33
Asset derivatives	20,174	29,105
Interest rate instruments | Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives	(2,082)	594
Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives	18,092	29,699
Foreign exchange instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(114)	(646)
Liability derivatives	(9,594)	(10,627)
Interest rate instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(11,953)	(28,829)
Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(21,547)	(39,456)
Foreign exchange instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives	31,702	29,608
Interest rate instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives	11,358	3,525
Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives	43,060	33,133
Foreign exchange instruments
Derivatives, Fair Value [Line Items]
Asset derivatives		33
Liability derivatives	(114)	(646)
Asset derivatives	57,880	70,872
Liability derivatives	(15,598)	(22,786)
Interest rate instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	29,913	36,377
Liability derivatives	(32,590)	(61,087)
Gross fair value
Derivatives, Fair Value [Line Items]
Asset derivatives	87,793	107,249
Liability derivatives	(48,188)	(83,873)
Netting adjustment
Derivatives, Fair Value [Line Items]
Asset derivatives	(26,641)	(44,417)
Liability derivatives	¥ 26,641	¥ 44,417

Pre-tax Effect of Derivative Instruments on Results of Operations (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign exchange instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)	¥ 1,077	¥ (324)	¥ 688
Gain (Loss) recognized in earnings (financial instruments' time value component excluded from the assessment of hedge effectiveness)	128	686	(435)
Gain (Loss) recognized in earnings	75,591	39,593	12,310
Interest rate instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in earnings	(15,938)	(35,907)	(33,131)
Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in earnings	59,653	3,686	(20,821)
Foreign exchange instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	¥ 1,359	¥ (865)	¥ (80)

Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Capital additions
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchases of property, plant and equipment	¥ 28,466
Financial guarantee
Commitments and Contingencies Disclosure [Line Items]
Guaranteed bank loans of employees for their housing costs	30,393	31,772
Undiscounted maximum amount of Honda's obligation to make future payments	30,393	31,772
Amount accrued for any estimated losses under the obligations	¥ 0	¥ 0
United States | Class action
Commitments and Contingencies Disclosure [Line Items]
Purported class actions in the United States	6

Changes in Provision for Product Warranties (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 226,038	¥ 233,979
Warranty claims paid during the period	(82,080)	(86,886)
Liabilities accrued for warranties issued during the period	84,920	79,520
Changes in liabilities for pre-existing warranties during the period	(3,550)	(3,571)
Foreign currency translation	(11,385)	2,996
Balance at end of year	¥ 213,943	¥ 226,038

Future Minimum Lease Payments under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Schedule of Operating Leases [Line Items]
2012	¥ 19,100
2013	13,498
2014	10,872
2015	8,205
2016	6,910
After five years	44,198
Total minimum lease payments	¥ 102,783

Leases - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 38,641	¥ 42,435	¥ 47,921

Allowances for Trade Receivables and Finance Subsidiaries-Receivables (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period			¥ 56,010	¥ 58,241
Additions - Charged to costs and expenses			40,062	77,016
Deductions - Bad debts written off			50,769	75,999
Foreign currency translation			(1,123)	(3,248)
Balance at end of period			44,180	56,010
Other assets | Trade accounts and notes receivable: Allowance for doubtful accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	9,319		9,140	3,386
Additions - Charged to costs and expenses	15,839		1,294	7,367
Deductions - Bad debts written off	1,734		1,395	1,177
Foreign currency translation	(149)		280	(436)
Balance at end of period	23,275		9,319	9,140
New Accounting Pronouncement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	45,076
Additions - Charged to costs and expenses	13,305
Deductions - Bad debts written off	22,913
Foreign currency translation	(3,353)
Balance at end of period	32,115
New Accounting Pronouncement | Finance subsidiaries-receivables: Allowance for credit losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	35,823	[1]
Additions - Charged to costs and expenses	10,146	[1]
Deductions - Bad debts written off	18,302	[1]
Foreign currency translation	(2,777)	[1]
Balance at end of period	24,890	[1]
Trade accounts and notes receivable: Allowance for doubtful accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	8,555		7,455	8,181
Additions - Charged to costs and expenses	3,625		4,039	3,700
Deductions - Bad debts written off	3,849		3,268	2,625
Foreign currency translation	(427)		329	(1,801)
Balance at end of period	7,904		8,555	7,455
Finance subsidiaries-receivables: Allowance for credit losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period			35,617	33,354
Additions - Charged to costs and expenses			32,913	53,981
Deductions - Bad debts written off			32,053	49,609
Foreign currency translation			(1,550)	(2,109)
Balance at end of period			34,927	35,617
Finance subsidiaries-receivables: Allowance for losses on lease residual values
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	9,253		20,393	24,887
Additions - Charged to costs and expenses	3,159		7,149	23,035
Deductions - Bad debts written off	4,611		18,716	26,390
Foreign currency translation	(576)		427	(1,139)
Balance at end of period	¥ 7,225		¥ 9,253	¥ 20,393

[1]	Honda adopted Accounting Standards Update (ASU) 2009-16 "Accounting for Transfers of Financial Assets", and ASU 2009-17 "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities", effective April 1,2010. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. Allowance for credit losses at beginning of the fiscal year ended March 31, 2011 includes the impact of the adoption of these standards. Therefore, the amount does not correspond to the balance at end of the fiscal year ended March 31,2010. (see note 1(c))

Principal Products and Services, and Functions of each Segment (Detail)	12 Months Ended
Mar. 31, 2011
Motorcycle business
Segment Reporting Disclosure [Line Items]
Principal products and services	Motorcycles, all-terrain vehicles (ATVs), and relevant parts
Functions	Research & Development Manufacturing Sales and related services
Automobile business
Segment Reporting Disclosure [Line Items]
Principal products and services	Automobiles and relevant parts
Functions	Research & Development Manufacturing Sales and related services
Financial services business
Segment Reporting Disclosure [Line Items]
Principal products and services	Financial, insurance services
Functions	Retail loan and lease related to Honda products Others
Power product and other businesses
Segment Reporting Disclosure [Line Items]
Principal products and services	Power products and relevant parts, and others
Functions	Research & Development Manufacturing Sales and related services Others

Segment Information (Detail) (JPY ¥) In Millions	3 Months Ended												12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2011	Mar. 24, 2011	Mar. 31, 2010	Mar. 31, 2009
Net sales and other operating revenue:
External customers													¥ 8,936,867	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Total	2,213,079	2,110,414	2,251,911	2,361,463	2,279,567	2,240,740	2,056,655	2,002,212	1,783,898	2,533,257	2,826,865	2,867,221	8,936,867		8,579,174	10,011,241
Cost of sales, SG&A and R&D expenses													8,367,092		8,215,399	9,821,598
Operating income	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	(272,136)	102,452	148,851	210,476	569,775		363,775	189,643
Equity in income of affiliates													139,756		93,282	99,034
Assets	11,570,874				11,629,115				11,818,917				11,570,874		11,629,115	11,818,917
Investments in affiliates	434,991				454,728				502,746				434,991		454,728	502,746
Depreciation and amortization													563,639		629,674	637,644
Capital expenditures													1,125,040		893,008	1,302,041
Damaged and impairment losses on long-lived assets and goodwill													17,668		3,860	40,125
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,305		40,062	77,016
Motorcycle business
Net sales and other operating revenue:
External customers													1,288,194		1,140,292	1,411,511
Total													1,288,194		1,140,292	1,411,511
Cost of sales, SG&A and R&D expenses													1,149,600		1,081,455	1,311,598
Operating income													138,594		58,837	99,913
Equity in income of affiliates													40,471		23,131	26,105
Assets	933,671				1,025,665				1,047,112				933,671		1,025,665	1,047,112
Investments in affiliates	76,280				103,032				107,431				76,280		103,032	107,431
Depreciation and amortization													40,324		48,683	51,200
Capital expenditures													37,084		38,332	90,401
Damaged and impairment losses on long-lived assets and goodwill													59			413
Automobile business
Net sales and other operating revenue:
External customers													6,794,098		6,554,848	7,674,404
Intersegment													8,218
Total													6,802,316		6,554,848	7,674,404
Cost of sales, SG&A and R&D expenses													6,537,766		6,428,090	7,649,861
Operating income													264,550		126,758	24,543
Equity in income of affiliates													100,018		69,082	71,709
Assets	4,883,029				5,044,247				5,219,408				4,883,029		5,044,247	5,219,408
Investments in affiliates	341,955				334,875				379,068				341,955		334,875	379,068
Depreciation and amortization													296,364		337,787	373,295
Capital expenditures													273,502		284,586	523,593
Damaged and impairment losses on long-lived assets and goodwill													16,774		548	18,874
Financial services business
Net sales and other operating revenue:
External customers													561,896		606,352	582,261
Intersegment													11,562		12,459	14,264
Total													573,458		618,811	596,525
Cost of sales, SG&A and R&D expenses													387,179		423,910	515,854
Operating income													186,279		194,901	80,671
Assets	5,572,152				5,541,788				5,735,716				5,572,152		5,541,788	5,735,716
Depreciation and amortization													213,805		230,453	199,324
Capital expenditures													800,491		546,342	671,127
Damaged and impairment losses on long-lived assets and goodwill													835		3,312	18,528
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,305		40,062	77,016
Power product and other businesses
Net sales and other operating revenue:
External customers													292,679		277,682	343,065
Intersegment													25,600		26,936	25,840
Total													318,279		304,618	368,905
Cost of sales, SG&A and R&D expenses													323,804		321,339	384,389
Operating income													(5,525)		(16,721)	(15,484)
Equity in income of affiliates													(733)		1,069	1,220
Assets	290,730				281,966				275,607				290,730		281,966	275,607
Investments in affiliates	16,756				16,821				16,247				16,756		16,821	16,247
Depreciation and amortization													13,146		12,751	13,825
Capital expenditures													13,963		23,748	16,920
Damaged and impairment losses on long-lived assets and goodwill																2,310
Segment total
Net sales and other operating revenue:
External customers													8,936,867		8,579,174	10,011,241
Intersegment													45,380		39,395	40,104
Total													8,982,247		8,618,569	10,051,345
Cost of sales, SG&A and R&D expenses													8,398,349		8,254,794	9,861,702
Operating income													583,898		363,775	189,643
Equity in income of affiliates													139,756		93,282	99,034
Assets	11,679,582				11,893,666				12,277,843				11,679,582		11,893,666	12,277,843
Investments in affiliates	434,991				454,728				502,746				434,991		454,728	502,746
Depreciation and amortization													563,639		629,674	637,644
Capital expenditures													1,125,040		893,008	1,302,041
Damaged and impairment losses on long-lived assets and goodwill													17,668		3,860	40,125
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,305		40,062	77,016
Reconciling items
Net sales and other operating revenue:
Intersegment													(45,380)		(39,395)	(40,104)
Total													(45,380)		(39,395)	(40,104)
Cost of sales, SG&A and R&D expenses													(45,380)		(39,395)	(40,104)
Assets	(108,708)				(264,551)				(458,926)				(108,708)		(264,551)	(458,926)
Other adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses													14,123
Operating income													¥ (14,123)

Segment Information (Parenthetical) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Information [Line Items]
Depreciation and amortization related to depreciation of property on operating leases	¥ 212,143	¥ 227,931	¥ 195,776
Capital expenditures related to purchases of operating lease assets	798,420	544,027	668,128
Cost of sales, SG&A and R&D expenses	8,367,092	8,215,399	9,821,598
Earthquake
Segment Reporting Information [Line Items]
Cost of sales, SG&A and R&D expenses	45,720
Earthquake | Automobile business
Segment Reporting Information [Line Items]
Cost of sales, SG&A and R&D expenses	45,720
Financial services business | Property available for operating leases
Segment Reporting Information [Line Items]
Depreciation and amortization related to depreciation of property on operating leases	212,143	227,931	195,776
Capital expenditures related to purchases of operating lease assets	798,420	544,027	668,128
Reconciling items
Segment Reporting Information [Line Items]
Unallocated corporate assets, primarily cash and cash equivalents and marketable securities UnallocatedCorporateAssets	453,116	338,135	257,291
Cost of sales, SG&A and R&D expenses	(45,380)	(39,395)	(40,104)
Financial services business
Segment Reporting Information [Line Items]
Cost of sales, SG&A and R&D expenses	¥ 387,179	¥ 423,910	¥ 515,854

External Sales and Other Operating Revenue by Product or Service Groups (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 24, 2011	Mar. 31, 2010	Mar. 31, 2009
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 8,936,867	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Motorcycles and relevant parts
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		1,225,098	1,079,165	1,323,259
All Terrain Vehicles and Relevant Parts
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		63,096	61,127	88,252
Automobiles and relevant parts
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		6,794,098	6,554,848	7,674,404
Financial, insurance services
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		561,896	606,352	582,261
Power products and relevant parts
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		202,838	188,014	224,648
Others
Entity-Wide Information, Revenue from External Customer [Line Items]
External sales and other operating revenue		¥ 89,841	¥ 89,668	¥ 118,417

Geographical Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales to external customers	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Long-lived assets	3,391,573	3,485,146	3,541,924
Japan
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales to external customers	1,834,003	1,864,513	1,871,962
Long-lived assets	1,053,168	1,113,386	1,140,316
United States
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales to external customers	3,504,765	3,294,758	3,990,729
Long-lived assets	1,766,814	1,767,879	1,835,163
Other countries
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales to external customers	3,598,099	3,419,903	4,148,550
Long-lived assets	¥ 571,591	¥ 603,881	¥ 566,445

Supplemental Geographical Information based on the Location of the Company and Its Subsidiaries (Detail) (JPY ¥) In Millions	3 Months Ended												12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2011	Mar. 24, 2011	Mar. 31, 2010	Mar. 31, 2009
Net sales and other operating revenue:
External customers													¥ 8,936,867	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Total	2,213,079	2,110,414	2,251,911	2,361,463	2,279,567	2,240,740	2,056,655	2,002,212	1,783,898	2,533,257	2,826,865	2,867,221	8,936,867		8,579,174	10,011,241
Cost of sales, SG&A and R&D expenses													8,367,092		8,215,399	9,821,598
Operating income	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	(272,136)	102,452	148,851	210,476	569,775		363,775	189,643
Assets	11,570,874				11,629,115				11,818,917				11,570,874		11,629,115	11,818,917
Long-lived assets	3,391,573				3,485,146				3,541,924				3,391,573		3,485,146	3,541,924
Japan
Net sales and other operating revenue:
External customers													1,834,003		1,864,513	1,871,962
Transfers between geographic areas													1,777,204		1,441,264	2,290,625
Total													3,611,207		3,305,777	4,162,587
Cost of sales, SG&A and R&D expenses													3,545,089		3,334,912	4,324,203
Operating income													66,118		(29,135)	(161,616)
Assets	2,875,630				2,947,764				3,078,478				2,875,630		2,947,764	3,078,478
Long-lived assets	1,053,168				1,113,386				1,140,316				1,053,168		1,113,386	1,140,316
North America
Net sales and other operating revenue:
External customers													3,941,505		3,752,417	4,534,684
Transfers between geographic areas													206,392		155,799	244,440
Total													4,147,897		3,908,216	4,779,124
Cost of sales, SG&A and R&D expenses													3,846,975		3,671,837	4,699,422
Operating income													300,922		236,379	79,702
Assets	6,209,145				6,319,896				6,547,880				6,209,145		6,319,896	6,547,880
Long-lived assets	1,852,542				1,861,596				1,918,579				1,852,542		1,861,596	1,918,579
Europe
Net sales and other operating revenue:
External customers													618,426		769,857	1,191,540
Transfers between geographic areas													80,872		55,615	87,362
Total													699,298		825,472	1,278,902
Cost of sales, SG&A and R&D expenses													709,501		836,344	1,268,701
Operating income													(10,203)		(10,872)	10,201
Assets	564,678				591,423				766,594				564,678		591,423	766,594
Long-lived assets	106,633				107,262				110,543				106,633		107,262	110,543
Asia
Net sales and other operating revenue:
External customers													1,594,058		1,320,047	1,335,091
Transfers between geographic areas													247,109		198,533	273,140
Total													1,841,167		1,518,580	1,608,231
Cost of sales, SG&A and R&D expenses													1,690,530		1,405,574	1,504,628
Operating income													150,637		113,006	103,603
Assets	1,049,113				1,050,727				1,016,059				1,049,113		1,050,727	1,016,059
Long-lived assets	231,867				240,704				253,113				231,867		240,704	253,113
Other regions
Net sales and other operating revenue:
External customers													948,875		872,340	1,077,964
Transfers between geographic areas													33,208		24,151	66,256
Total													982,083		896,491	1,144,220
Cost of sales, SG&A and R&D expenses													912,534		850,683	1,009,158
Operating income													69,549		45,808	135,062
Assets	658,636				619,345				450,081				658,636		619,345	450,081
Long-lived assets	147,363				162,198				119,373				147,363		162,198	119,373
Total geographical segments
Net sales and other operating revenue:
External customers													8,936,867		8,579,174	10,011,241
Transfers between geographic areas													2,344,785		1,875,362	2,961,823
Total													11,281,652		10,454,536	12,973,064
Cost of sales, SG&A and R&D expenses													10,704,629		10,099,350	12,806,112
Operating income													577,023		355,186	166,952
Assets	11,357,202				11,529,155				11,859,092				11,357,202		11,529,155	11,859,092
Long-lived assets	3,391,573				3,485,146				3,541,924				3,391,573		3,485,146	3,541,924
Geographical segment reconciling items
Net sales and other operating revenue:
Transfers between geographic areas													(2,344,785)		(1,875,362)	(2,961,823)
Total													(2,344,785)		(1,875,362)	(2,961,823)
Cost of sales, SG&A and R&D expenses													(2,351,660)		(1,883,951)	(2,984,514)
Operating income													6,875		8,589	22,691
Assets	213,672				99,960				(40,175)				213,672		99,960	(40,175)
Other adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses													14,123
Operating income													¥ (14,123)

Supplemental Geographical Information based on the Location of the Company and Its Subsidiaries (Parenthetical) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Disclosure [Line Items]
Cost of sales, SG&A and R&D expenses	¥ 8,367,092	¥ 8,215,399	¥ 9,821,598
Earthquake
Segment Reporting Disclosure [Line Items]
Cost of sales, SG&A and R&D expenses	45,720
Geographical segment reconciling items
Segment Reporting Disclosure [Line Items]
Unallocated corporate assets consist primarily of cash and cash equivalents and marketable securities	453,116	338,135	257,291
Cost of sales, SG&A and R&D expenses	¥ (2,351,660)	¥ (1,883,951)	¥ (2,984,514)

Quarterly Financial Data (Detail) (JPY ¥) In Millions, except Per Share data	3 Months Ended												12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Quarterly Financial Information [Line Items]
Net sales and other operating revenue	¥ 2,213,079	¥ 2,110,414	¥ 2,251,911	¥ 2,361,463	¥ 2,279,567	¥ 2,240,740	¥ 2,056,655	¥ 2,002,212	¥ 1,783,898	¥ 2,533,257	¥ 2,826,865	¥ 2,867,221	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Operating Income (loss)	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	(272,136)	102,452	148,851	210,476	569,775	363,775	189,643
Net income (loss) attributable to Honda Motor Co., Ltd. (note 1(c))	¥ 44,554	¥ 81,118	¥ 135,929	¥ 272,487	¥ 72,176	¥ 134,627	¥ 54,037	¥ 7,560	¥ (179,950)	¥ 20,242	¥ 123,316	¥ 173,397	¥ 534,088	¥ 268,400	¥ 137,005
Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share (note 1(c))	¥ 24.72	¥ 45.01	¥ 75.24	¥ 150.27	¥ 39.78	¥ 74.19	¥ 29.78	¥ 4.17	¥ (99.17)	¥ 11.16	¥ 67.96	¥ 95.56	¥ 295.67	¥ 147.91	¥ 75.5